UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
            (Address of principal executive offices)    (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:         (513) 878-4066
                                                   -----------------------------

Date of fiscal year end:       12/31
                        ---------------

Date of reporting period:      12/31/07
                         --------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2007


Annual Report
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Balanced Fund
Touchstone Baron Small Cap Fund
Touchstone Core Bond Fund
Touchstone Eagle Capital Appreciation Fund
Touchstone Growth & Income Fund
Touchstone High Yield Fund
Touchstone Large Cap Core Equity Fund
Touchstone Mid Cap Growth Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Value Plus Fund
Touchstone Aggressive ETF Fund
Touchstone Conservative ETF Fund
Touchstone Enhanced ETF Fund
Touchstone Moderate ETF Fund
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE(R)
       INVESTMENTS

                                                                           1
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with the Touchstone Variable Series Trust Annual Report. Inside you will find key financial information, as well as manager commentaries for the year ended December 31, 2007.

During the year, investors contended with concerns related to the weakening housing market, subprime mortgage problems that roiled financial services companies worldwide, higher oil prices, the weakening dollar, and the potential for slower economic growth. Overall market returns were impacted by these circumstances.

In the late summer of 2007, investors were hopeful that the worst of the credit-related problems from the housing and subprime-mortgage markets was over and that the Federal Reserve would be aggressive in its effort to keep the economy from sagging into a recession. The Fed cut short-term interest rates three times from September through December by a total of 100 basis points. These Fed actions were intended to inject liquidity and confidence into the financial markets, but their effects have yet to be seen.

During the year, the U.S. equity markets were extremely volatile. Most growth indexes outperformed value indexes by over 10% after seven years of underperformance. Large cap stocks outperformed small cap stocks, as the market shifted from risk-seeking behavior to a more conservative posture due to the subprime situation. The top performing sector was Energy. The bottom performing sector was Financial Services.

In the fixed income markets, investment grade bonds outperformed high yield bonds. Money market funds reversed their upward trend as short-term rates declined.

It is important to focus on the long-term composition of your investment portfolio. We continue to believe that diversification is essential to balancing risk and return. We recommend that you continue to focus on a sound asset allocation strategy, investing in a broad mix of stock, bond, and money market funds.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Variable Series Trust

    2
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(Unaudited)                                                    December 31, 2007

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

------------------------------------------
       TOUCHSTONE BALANCED FUND
       ------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Financial Services                 11.4
Producer Durables                  10.9
Consumer Discretionary              9.5
Health Care                         7.7
Energy                              7.4
Technology                          6.1
Consumer Staples                    3.6
Materials and Processing            3.5
Utilities                           3.5
Autos and Transportation            1.8
Other                              34.4
Investment Funds                    3.2
Other Assets/Liabilities (Net)     (3.0)
                               --------
TOTAL                             100.0
                               --------

FIXED INCOME               (% OF FIXED
SECTOR ALLOCATION        INCOME ASSETS)
U.S. Treasury                      33.2
U.S. Agency/AAA                    43.0
AA                                  4.4
A                                  11.6
Baa                                 7.8
                               --------
TOTAL                             100.0
                               --------

ASSET ALLOCATION      (% OF NET ASSETS)
Equities                           65.4
Fixed Income                       34.4
Investment Funds                    3.2
Other Assets/Liabilities           (3.0)
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
------------------------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Financial Services                 19.9
Health Care                        19.8
Consumer Discretionary             15.0
Producer Durables                  13.2
Technology                         12.1
Utilities                           6.9
Energy                              3.1
Autos and Transportation            1.9
Investment Funds                   11.3
Other Assets/Liabilities (Net)     (3.2)
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
        TOUCHSTONE HIGH YIELD FUND
        --------------------------
CREDIT QUALITY  (% OF TOTAL INVESTMENTS)
U.S. Treasury                       1.6
BBB/Baa                             5.7
BB                                 29.1
B                                  59.5
CCC                                 4.1
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
      TOUCHSTONE BARON SMALL CAP FUND
      -------------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Consumer Discretionary             45.4
Financial Services                 18.1
Health Care                        12.4
Energy                              9.0
Consumer Staples                    4.4
Utilities                           3.1
Materials and Processing            2.5
Autos and Transportation            2.0
Producer Durables                   1.6
Investment Funds                   23.5
Other Assets/Liabilities (Net)    (22.0)
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
         TOUCHSTONE CORE BOND FUND
         -------------------------
CREDIT QUALITY  (% OF TOTAL INVESTMENTS)
U.S. Treasury                      11.0
U.S. Agency                        25.6
AAA/Aaa                            28.5
AA/Aa                               2.9
A/A                                 9.0
BBB/Baa                            10.9
BB/Ba                               0.5
B/B                                10.1
Other                               1.5
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
     TOUCHSTONE GROWTH & INCOME FUND
     -------------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Financial Services                 26.8
Health Care                        13.8
Utilities                          13.5
Energy                              9.5
Producer Durables                   8.9
Consumer Staples                    8.5
Technology                          7.0
Consumer Discretionary              5.4
Materials and Processing            5.3
Investment Funds                    4.7
Other Assets/Liabilities (Net)     (3.4)
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
 TOUCHSTONE LARGE CAP CORE EQUITY FUND
 -------------------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Technology                         17.5
Producer Durables                  17.3
Energy                             15.4
Financial Services                 14.4
Health Care                        12.2
Consumer Discretionary              9.1
Consumer Staples                    6.5
Utilities                           3.8
Materials and Processing            3.2
Investment Funds                    4.2
Other Assets/Liabilities (Net)     (3.6)
                               --------
TOTAL                             100.0
                               --------

                                                                           3
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

------------------------------------------
   TOUCHSTONE MID CAP GROWTH FUND
   ------------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Health Care                        21.0
Technology                         17.5
Producer Durables                  13.9
Consumer Discretionary             13.8
Energy                             13.4
Financial Services                 11.6
Materials and Processing            3.0
Utilities                           1.0
Consumer Staples                    0.8
Autos and Transportation            0.7
Investment Funds                   16.8
Other Assets/Liabilities (Net)    (13.5)
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
    TOUCHSTONE THIRD AVENUE VALUE FUND
    ----------------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Financial Services                 26.0
Materials and Processing           14.9
Energy                             13.9
Technology                          9.1
Producer Durables                   7.6
Autos and Transportation            6.8
Consumer Discretionary              4.3
Health Care                         2.3
Investment Funds                   29.4
Other Assets/Liabilities (Net)    (14.3)
                               --------
TOTAL                             100.0
                               --------

------------------------------------------
       TOUCHSTONE MONEY MARKET FUND
       ----------------------------
CREDIT QUALITY  (% OF TOTAL INVESTMENTS)
A-1/P-1F-1                         95.6
FW1(NR)                             4.4
                               --------
TOTAL                             100.0
                               --------

PORTFOLIO ALLOCATION  (% OF NET ASSETS)
Variable Rate Demand Notes         51.9
Corporate Notes/Commercial Paper   37.5
Taxable Municipal Bonds             5.9
Bank CD/TD                          3.0
U.S. Government Agencies            1.0
Other Assets/Liabilities (Net)      0.7
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
        TOUCHSTONE VALUE PLUS FUND
        --------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Financial Services                 15.1
Energy                             14.9
Health Care                        12.3
Utilities                          12.2
Consumer Discretionary              9.1
Consumer Staples                    8.7
Producer Durables                   8.7
Materials and Processing            5.7
Autos and Transportation            4.4
Technology                          3.8
Other                               2.8
Investment Funds                   11.0
Other Assets/Liabilities (Net)     (8.7)
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

    4
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--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Schedules of Investments continued

------------------------------------------
      TOUCHSTONE AGGRESSIVE ETF FUND
      ------------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Exchange Traded Funds              97.7
Investment Fund                     1.2
Other Assets/Liabilities (Net)      1.1
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
     TOUCHSTONE CONSERVATIVE ETF FUND
     --------------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Exchange Traded Funds              98.6
Investment Fund                     0.9
Other Assets/Liabilities (Net)      0.5
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
       TOUCHSTONE ENHANCED ETF FUND
       ----------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Exchange Traded Funds              98.3
Investment Fund                     1.0
Other Assets/Liabilities (Net)      0.7
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

------------------------------------------
       TOUCHSTONE MODERATE ETF FUND
       ----------------------------
SECTOR ALLOCATION     (% OF NET ASSETS)
Exchange Traded Funds              98.3
Investment Fund                     1.0
Other Assets/Liabilities (Net)      0.7
                               --------
TOTAL                             100.0
                               --------
------------------------------------------

                                                                           5
                                                                           -----
                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Balanced Fund

SUB-ADVISED BY OPPENHEIMER CAPITAL TOUCHSTONE PORTFOLIO LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Balanced Fund was 5.48% for the year ended December 31, 2007. The total return of the S&P 500 Index was 5.49% and the Lehman Brothers U.S. Aggregate Index was 6.97% for the same period. Its blended benchmark comprised 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index was 6.08% for the same period.

High quality bonds such as Treasuries and TIPS outperformed most fixed income sectors for all of 2007 as investors sought protection from the subprime crisis. Yields across all maturities continued to fall during the fourth quarter as the yield curve resumed an upward shape. Yield curves steepened in the U.S., U.K. and Europe during the second half of 2007 amid expectations of easier monetary policy to combat an ongoing credit crunch.

U.S. stocks tracked a volatile course in 2007, delivering modest advances on average for the year on the strength of returns for stocks in the Energy, Producer Durables and Materials & Processing sectors. Growth stocks delivered positive returns in all market capitalization segments. Value stocks recorded losses for the year in all capitalization categories, most significantly in the small cap group. Weakness in Financial Services and Consumer Discretionary stocks detracted most from broad market returns in every category for the year as concerns over subprime mortgage securities and the effects of a deflated price bubble in housing weighed on markets.

PORTFOLIO REVIEW

The bond portion of the Fund marginally outperformed while the equity portion lagged slightly. The bond portion of the Fund benefited from the outperformance of U.S. Treasuries, while corporate bonds were a detractor during 2007. Energy and Materials & Processing stocks led the market advance for the year, while Financial Services and Consumer Discretionary stocks declined. Stock selection decisions in the Energy, Materials & Processing and Health Care sectors contributed positively to performance relative to the benchmark. Stock selection decisions in the Consumer Discretionary, Technology and Producer Durables sectors detracted from relative returns.

In Energy, FMC Technologies, an offshore oil machinery company, advanced with a generally favorable outlook for oil equipment suppliers and news that the company had secured contracts for subsea projects ranging from Western Australia to the Republic of the Congo. Shares of the global oil and gas exploration and production company Hess rose with rising crude oil prices. The company announced plans to work its stake in the Santos Basin, an area off the coast of Brazil believed to hold significant reserves. Shares of Range Resources rose on strong production growth, exceptional drilling results, property divestitures and acquisitions that position Range Resources to enter 2008 with considerable momentum. The company joined the S&P 500 in December.

In the Materials & Processing sector, shares of Mosaic, one of the world's largest processors of phosphate and potash crop nutrients, rose sharply in 2007, benefiting from the higher demand for corn-based ethanol.

Weakness in housing and tightening credit dampened the outlook for companies in the Consumer Discretionary sector, particularly homebuilders who faced large inventories and slack demand in the year. Shares of homebuilder Centex declined in this environment along with other homebuilders, prompting the company to write down the value of land holdings and options.

    6
-----
------------------------
TOUCHSTONE BALANCED FUND
------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

In the Technology sector, shares of Jabil Circuit, maker of phones for Nokia and electronics for Hewlett Packard, declined sharply after the company reported strong financial performance but lowered forecasted earnings. The company said that revenue in its consumer division will decline, as U.S. demand isn't keeping pace with other countries. In the Autos & Transportation sector, shares of Continental Airlines declined with other air carriers as fuel prices accelerated, cutting into profits. Online job search site Monster shares fell sharply in early April when the company advised that quarterly revenues would fall short of guidance. Shares dropped again in early June on announcement of a management shakeup and uncertainty about whether the company was being packaged for sale.

CURRENT STRATEGY AND OUTLOOK

We expect continued volatility and economic slowing. These conditions should help ease commodity prices, other than oil, and lead to monetary easing and lower short term interest rates. We remain optimistic about the prospects for Energy companies in the oil and natural gas markets. In the long term, the secular growth theme presented by emerging economies in China, India, Brazil and other countries continues to hold significant potential.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                     Ended
         12/31/07                   12/31/07                  12/31/07
           5.48%                     10.70%                     7.29%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/07
                                    102.10%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                                    Blend:
                                                               60% S&P 500 - 40%
                                             Lehman Brothers   Lehman Brothers
                Touchstone       S&P 500      U.S. Aggregate    U.S. Aggregate
              Balanced Fund   (Major Index)  (Major Index 2)    (Minor Index)

12/31/97         10,000          10,000          10,000             10,000
12/31/98         10,544          12,858          10,869             12,062
12/31/99         11,558          15,564          10,779             13,546
12/31/00         13,027          14,147          12,033             13,435
12/31/01         13,375          12,465          13,049             12,931
12/31/02         12,159           9,710          14,387             11,747
12/31/03         14,782          12,495          14,977             13,961
12/31/04         16,206          13,854          15,627             15,115
12/31/05         17,277          14,534          16,007             15,707
12/31/06         19,160          16,830          16,700             17,467
12/31/07         20,210          17,755          17,864             18,530

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                                                           7
                                                                           -----
                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

COMMON STOCKS -- 63.1%
   AUTOS AND TRANSPORTATION -- 1.8%
       8,100   Continental Airlines, Inc. - Class B*           $    180,225
       3,400   Oshkosh Truck Corp.                                  160,684
       7,600   UTI Worldwide, Inc.                                  148,960
----------------------------------------------------------------------------
                                                                    489,869
----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 9.5%
       9,400   Cheesecake Factory, Inc.*+                           222,874
       4,700   ChoicePoint, Inc.*                                   171,174
       7,300   Geo Group, Inc.*                                     204,400
       4,000   Lamar Advertising Co.                                192,280
      11,800   Monster Worldwide, Inc.*                             382,320
       4,900   Nordstrom, Inc.                                      179,977
      11,100   Omnicom Group, Inc.                                  527,583
      12,900   TJX Co., Inc.                                        370,617
       4,900   WPP Group plc - ADR                                  315,021
----------------------------------------------------------------------------
                                                                  2,566,246
----------------------------------------------------------------------------
   CONSUMER STAPLES -- 3.6%
       3,500   J.M. Smucker Co.                                     180,040
       4,300   Smithfield Foods, Inc.*                              124,356
       7,400   SUPERVALU, Inc.                                      277,648
      10,900   Unilever N.V.                                        397,414
----------------------------------------------------------------------------
                                                                    979,458
----------------------------------------------------------------------------
   ENERGY -- 7.4%
       5,900   ConocoPhillips                                       520,970
       6,600   FMC Technologies, Inc.*                              374,220
       3,400   Hess Corp.                                           342,924
       2,500   National-Oilwell Varco, Inc.*                        183,650
       6,100   NRG Energy, Inc.*                                    264,374
       5,900   Range Resources Corp.                                303,024
----------------------------------------------------------------------------
                                                                  1,989,162
----------------------------------------------------------------------------
   FINANCIAL SERVICES -- 11.4%
       3,000   AMB Property Corp.                                   172,680
       4,000   Bank of New York Mellon Corp.                        195,040
       3,600   Capital One Financial Corp.                          170,136
      11,600   CIT Group, Inc.                                      278,748
       5,300   Citigroup, Inc.                                      156,032
      17,000   Countrywide Financial Corp.+                         151,980
       2,350   Everest Re Group, Ltd.                               235,940
      13,900   JPMorgan Chase & Co.                                 606,734
       4,000   Lehman Brothers Holdings                             261,760
       6,200   Prosperity Bancshares, Inc.                          182,218
       3,300   Reinsurance Group of America, Inc.+                  173,184
       3,200   RenaissanceRe Holdings, Ltd.                         192,768
       7,000   Wachovia Corp.                                       266,210
----------------------------------------------------------------------------
                                                                  3,043,430
----------------------------------------------------------------------------
   HEALTH CARE -- 5.4%
       3,000   Beckman Coulter, Inc.                                218,400
       2,100   Biogen Idec, Inc.*                                   119,532
       6,300   Health Net, Inc.*                                    304,290
      13,200   Pharmaceutical Product
               Development, Inc.                                    532,884
       3,100   WellPoint, Inc.*                                     271,963
----------------------------------------------------------------------------
                                                                  1,447,069
----------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 3.5%
       8,000   Companhia Vale do Rio Doce - ADR                     261,360
       2,500   Cytec Industries, Inc.                               153,950
       6,800   DuPont Fabros Technology, Inc.                       133,280
       4,300   Mosaic Co.*                                          405,662
----------------------------------------------------------------------------
                                                                    954,252
----------------------------------------------------------------------------
   PRODUCER DURABLES -- 10.9%
       4,200   3M Co.                                               354,144
       8,300   ASML Holding N.V.                                    259,707
       5,900   Boeing Co.                                           516,014
      13,000   Centex Corp.+                                        328,380
       8,200   General Electric Co.                                 303,974
       6,200   Joy Global, Inc.                                     408,084
       5,300   KLA-Tencor Corp.                                     255,248
       7,000   Molex, Inc. - Class A                                183,890
       2,900   Raytheon Co.                                         176,030
      15,000   Teradyne, Inc.*                                      155,100
----------------------------------------------------------------------------
                                                                  2,940,571
----------------------------------------------------------------------------
   TECHNOLOGY -- 6.1%
       7,000   Amphenol Corp. - Class A                             324,590
       4,100   CACI International, Inc. - Class A*                  183,557
      18,000   Dice Holdings, Inc.*                                 143,820
      20,300   Jabil Circuit, Inc.                                  309,981
      14,300   Microsoft Corp.                                      509,080
      17,100   Taiwan Semiconductor
               Manufacturing Co. - ADR                              170,316
----------------------------------------------------------------------------
                                                                  1,641,344
----------------------------------------------------------------------------
   UTILITIES -- 3.5%
       5,800   American Electric Power Co., Inc.                    270,048
       3,400   Constellation Energy Group                           348,602
       3,600   SCANA Corp.                                          151,740
      13,300   Windstream Corp.                                     173,166
----------------------------------------------------------------------------
                                                                    943,556
----------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 16,994,957
----------------------------------------------------------------------------
FOREIGN STOCK -- 2.3%
   HEALTH CARE -- 2.3%
       3,600   Roche Holding AG                                $    621,418
----------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.2%
     835,516   BBH Securities Lending Fund **                       835,516
      25,489   Touchstone Institutional
               Money Market Fund ^                                   25,489
----------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                         $    861,005
----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

    8
-----
------------------------
TOUCHSTONE BALANCED FUND
------------------------

---------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 8.0%
   BEVERAGES, FOOD & TOBACCO -- 0.5%
$    120,000   Altria Group, Inc.         7.00     11/4/13  $       134,200
---------------------------------------------------------------------------
   BUSINESS EQUIPMENT & SERVICES -- 0.4%
     100,000   Xerox Corp.                9.75     1/15/09          104,541
---------------------------------------------------------------------------
   CHEMICALS -- 0.5%
     125,000   E.I. du Pont de
               Nemours & Co.              4.13     4/30/10          124,552
---------------------------------------------------------------------------
   COMPUTERS -- 0.3%
      80,000   Hewlett-Packard Co.        5.25      3/1/12           81,943
---------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 0.5%
      65,000   FPL Group
               Capital, Inc.              5.63      9/1/11           66,558
      70,000   Public Service
               Colorado                   7.88     10/1/12           78,555
---------------------------------------------------------------------------
                                                                    145,113
---------------------------------------------------------------------------
   FARM MACHINERY & EQUIPMENT -- 0.2%
      50,000   Deere & Co.                6.95     4/25/14           55,062
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 2.4%
     100,000   Bank of America
               Corp.                      4.88     9/15/12          100,245
     100,000   Caterpillar Financial
               Services Corp.             4.30      6/1/10           99,639
     100,000   Citigroup, Inc.            5.25     2/27/12          100,772
     105,000   International Lease
               Finance Corp.              5.35      3/1/12          105,069
      75,000   JPMorgan
               Chase & Co.                6.63     3/15/12           79,086
          74   Nykredit                   6.00     10/1/26               15
      80,000   Sprint Capital Corp.       6.13    11/15/08           80,099
     119,000   Wells Fargo Co.            4.88     1/12/11          120,600
---------------------------------------------------------------------------
                                                                    685,525
---------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.4%
     100,000   Time Warner, Inc.          5.50    11/15/11          100,410
---------------------------------------------------------------------------
   PHARMACEUTICALS -- 0.7%
      80,000   Abbott Laboratories        5.60     5/15/11           82,852
     100,000   Wyeth                      6.95     3/15/11          106,551
---------------------------------------------------------------------------
                                                                    189,403
---------------------------------------------------------------------------
   RETAIL -- 0.7%
     100,000   CVS Caremark Corp.         5.75     8/15/11          102,434
      75,000   Federated
               Department Stores          6.30      4/1/09           75,575
---------------------------------------------------------------------------
                                                                    178,009
---------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING -- 0.3%
      80,000   Oracle Corp.               5.00     1/15/11           81,058
---------------------------------------------------------------------------
   TECHNOLOGY SERVICES -- 0.4%
     100,000   Science Applications
               International Corp.        6.25      7/1/12          106,418
---------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 0.3%
      65,000   AT&T Wireless              8.13      5/1/12           72,275
---------------------------------------------------------------------------
   TRANSPORTATION -- 0.4%
     100,000   Burlington
               North Santa Fe             6.13     3/15/09          101,318
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                       $     2,159,827
---------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
   TRANSPORTATION -- 0.1%
      20,000   Oklahoma
               City Airport               9.40     11/1/10  $        21,215
---------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.9%
   GREAT BRITAIN -- 0.9%
     105,000   United Kingdom
               Treasury                   8.00     12/7/15  $       255,623
---------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 7.4%
     197,000   Fannie Mae                 5.63    12/29/08          200,353
     100,000   Fannie Mae                 5.30      5/7/12          101,184
     260,000   Fannie Mae                 5.50      5/3/17          268,208
      55,000   Fannie Mae                 5.38     6/12/17           58,425
     325,000   Fannie Mae                 6.25     8/15/17          329,246
     260,000   Fannie Mae                 5.63     10/2/17          262,811
     100,000   Federal Home
               Loan Bank                  5.33      3/6/12          101,756
     325,000   Federal Home
               Loan Bank                  5.50    10/19/17          337,137
     325,000   Freddie Mac                6.00     6/18/14          326,957
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS                                        $     1,986,077
---------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 6.8%
      45,595   Fannie Mae                 6.00      1/1/14           46,745
     165,821   Fannie Mae                 5.67      2/1/37          167,840
     116,798   Federal National
               Mortgage Association
               Hybrid Arms                5.43      2/1/36          118,848
      86,767   Ginnie Mae                 6.00    12/15/32           88,993
     252,895   Ginnie Mae                 6.00    11/15/33          258,950
     187,980   Ginnie Mae                 6.00    12/15/33          192,692
     372,300   Ginnie Mae                 6.00    12/15/33          381,633
     167,222   Ginnie Mae                 5.50     4/20/37          170,132
     385,104   Ginnie Mae                 6.00     7/15/37          394,326
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
MORTGAGE-BACKED OBLIGATIONS                                 $     1,820,159
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 11.2%
     103,000   U.S. Treasury Bond         5.00     5/15/37          112,262
     235,000   U.S. Treasury Note         3.13    11/30/09          235,257
     530,000   U.S. Treasury Note         3.38    11/30/12          528,220
   1,210,000   U.S. Treasury Note         4.63    11/15/16        1,267,191
     660,000   U.S. Treasury Note         4.25    11/15/17          671,499
     254,000   U.S. Treasury Strip        0.00     8/15/14          199,119
---------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                             $     3,013,548
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.0%
(COST $26,577,847)                                          $    27,733,829
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.0%)                    (797,660)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    26,936,169
---------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $827,452.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                                           9
                                                                           -----
                                                 -------------------------------
                                                 TOUCHSTONE BARON SMALL CAP FUND
                                                 -------------------------------

MANAGEMENT's DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Baron Small Cap Fund

SUB-ADVISED BY BAMCO, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Baron Small Cap Fund was 2.76% for the year ended December 31, 2007. The total return of the Russell 2000(R) Index was -1.57% for the same period.

During the year, the Fund maintained its investment focus on what are believed to be well-managed growth businesses that have large opportunities and significant barriers to competition.

PORTFOLIO REVIEW

Industries that had the most positive contribution to returns for the year include Education Services, Hotel/Motel and Oil Well Equipment and Service Machinery. Education Services was the largest contributing industry. The industry was led by DeVry Inc., one of the largest for-profit education companies. DeVry generated significant operating leverage from continued improving enrollment trends combined with prior cost cutting and real estate rationalization activities. Given that 2002's prior peak margins of 17% were achieved without DeVry's higher margin, Ross University and/or significant online operations, investors were encouraged that these levels could be surpassed as enrollment builds.

In the Hotel/Motel industry, Wynn Resorts was the largest individual stock contributor. Strong returns were primarily due to stronger-than-expected growth at Wynn's Macau and Las Vegas casinos despite concerns of increased visa restrictions hampering travel to Macau and increased construction disruption in Las Vegas, which hurt access and flow to the property. Wynn was able to maintain its market share in the face of the increased competition and still generated strong results. As a result of strong free cash flow generation, the company continued to return cash to shareholders in the form of $6 per share dividends as well as the introduction of a $1.2 billion stock buyback program, which also helped increase investor sentiment on the stock in 2007.

The Fund's investments in the Crude Oil Producers industry directly benefited from the increase in oil prices as the benchmark price rose from $61 per barrel at the beginning of 2007 to just under $96 per barrel at year-end. The rise was driven by worldwide demand growth of about 1.1%, led by emerging markets in South America and Asia, as supply growth remained in check due to the maturity of existing fields, disruptions caused by political turmoil in key producing regions and the continued cohesion within OPEC.

The Shoes industry performed poorly in 2007, with DSW having the most negative impact on the account. DSW, the leading discount shoe retailer, fell victim to fashion missteps, inconsistent execution, and heavy investment that all added up to a very disappointing year of earnings. In addition, the premium multiple that investors paid since its IPO has contracted in 2007, in lock-step with the broader specialty retailer group. However, there are several positive areas that we expect will lead to an improved outlook in 2008. In the first half of the year, the company will launch an e-commerce channel, DSW.com, to leverage the strengths of its powerful retail brand and compete against online incumbent Zappos. Sales and profit contribution from this initiative have yet to be incorporated into analysts' estimates. The individual running this effort is an industry veteran and former head of Victoria's Secret Direct, a $1B catalog and internet business. Furthermore, the company has embarked on a new store prototype that represents a transformational change from the self-service, warehouse look of stores in favor of a sleeker, younger and more service-oriented experience, while maintaining their fashion footwear at discount prices value equation. Early results from the 20 new stores opened in this format have been encouraging, with sales productivity above chain average. Lastly, the company enters 2008 with an excellent balance sheet, including $3 per share in cash and no debt.

   10
-----
-------------------------------
TOUCHSTONE BARON SMALL CAP FUND
-------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

The Diversified Financial Services industry also negatively impacted Fund performance. Shares of CB Richard Ellis, the world's largest full-service commercial real estate services firm, fell sharply during late 2007 over concerns surrounding its vulnerability to a slowdown in the commercial real estate market. The market is particularly concerned about whether the company's unit that advises on the sales of commercial properties will be negatively impacted for a sustained period by turmoil in the credit markets, which has made it very challenging for purchasers to finance real estate acquisitions.

CURRENT STRATEGY

We believe the companies the Fund owns will continue to grow at healthy and sustainable rates, and we expect that their share prices will continue to reflect their attractive prospects.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/07                   12/31/07                  12/31/07
           2.76%                     17.42%                     7.20%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/07
                                     100.49%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                         Touchstone                      Russell
                        Baron Small                       2000(R)
                          Cap Fund                    (Major Index)

12/31/97                   10,000                         10,000
12/31/98                    9,939                          9,745
12/31/99                    9,684                         11,817
12/31/00                    9,805                         11,460
12/31/01                   10,452                         11,745
12/31/02                    8,983                          9,340
12/31/03                   11,986                         13,753
12/31/04                   15,321                         16,274
12/31/05                   16,499                         17,014
12/31/06                   19,512                         20,140
12/31/07                   20,049                         19,824

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

                                                                           11
                                                                           -----
                                                 -------------------------------
                                                 TOUCHSTONE BARON SMALL CAP FUND
                                                 -------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

COMMON STOCKS -- 98.5%
   AUTOS AND TRANSPORTATION -- 2.0%
       7,100   American Railcar Industries, Inc.+           $       136,675
      15,750   Genesee & Wyoming, Inc.*                             380,678
---------------------------------------------------------------------------
                                                                    517,353
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 45.4%
      11,800   Ameristar Casinos, Inc.                              324,972
       8,000   Cabela's, Inc. - Class A*+                           120,560
      13,500   California Pizza Kitchen, Inc.*                      210,195
      30,000   CarMax, Inc.*+                                       592,500
      18,000   Carter's, Inc.*                                      348,300
      13,750   Cheesecake Factory, Inc. (The)*+                     326,013
       7,000   Chemed Corp.                                         391,160
      10,000   Choice Hotels International, Inc.                    332,000
      12,000   ChoicePoint, Inc.*                                   437,040
      15,000   Copart, Inc.*                                        638,250
       6,500   CoStar Group, Inc.*                                  307,125
      30,000   DeVry, Inc.                                        1,558,799
      30,000   Dick's Sporting Goods, Inc.*                         832,799
      16,500   DSW, Inc. - Class A*+                                309,540
       4,000   Gaylord Entertainment Co.*                           161,880
      10,000   Isle of Capri Casinos, Inc.*                         137,700
      11,250   J. Crew Group, Inc.*+                                542,363
      24,000   LKQ Corp.*                                           504,480
       5,200   National CineMedia, Inc.                             131,092
       5,000   Panera Bread Co.*+                                   179,100
      20,000   Penske Automotive Group, Inc.                        349,200
       4,500   Pinnacle Entertainment, Inc.*                        106,020
       6,000   Polo Ralph Lauren Corp. - Class A                    370,740
       3,000   Steiner Leisure Ltd.*                                132,480
       4,000   Strayer Education, Inc.                              682,320
       5,500   Tractor Supply Co.*                                  197,670
       7,500   Under Armour, Inc. - Class A*+                       327,525
      10,000   Vail Resorts, Inc.*                                  538,100
       7,100   Wynn Resorts, Ltd.+                                  796,123
---------------------------------------------------------------------------
                                                                 11,886,046
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 4.4%
       7,000   Church & Dwight Co., Inc.                            378,490
      10,000   Peet's Coffee & Tea, Inc.*                           290,700
       8,000   Ralcorp Holdings*                                    486,320
---------------------------------------------------------------------------
                                                                  1,155,510
---------------------------------------------------------------------------
   ENERGY -- 9.0%
       3,500   Carrizo Oil & Gas, Inc.*                             191,625
      15,000   Encore Acquisition Co.*                              500,550
       8,500   EXCO Resources, Inc.*                                131,580
      19,000   FMC Technologies, Inc.*                            1,077,300
       5,000   SEACOR Holdings, Inc.*                               463,700
---------------------------------------------------------------------------
                                                                  2,364,755
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 18.1%
       5,500   Acadia Realty Trust                                  140,855
       1,500   Alexander's, Inc.*                                   529,875
      12,000   Arch Capital Group Ltd.*                             844,200
      22,000   CB Richard Ellis Group, Inc.*+                       474,100
       8,000   Central Pacific Financial Corp.                      147,680
      15,000   Cohen & Steers, Inc.+                                449,550
       2,752   Digital Realty Trust+                                105,594
       3,150   Evercore Partners, Inc. - Class A                     67,883
       6,000   FCStone Group, Inc.*                                 276,180
       5,000   Glacier Bancorp, Inc.+                                93,700
      24,000   Jefferies Group, Inc.                                553,200
       3,200   Morningstar, Inc.*                                   248,800
       5,000   National Financial Partners Corp.                    228,050
       7,000   SVB Financial Group*+                                352,800
      15,500   UCBH Holdings, Inc.+                                 219,480
---------------------------------------------------------------------------
                                                                  4,731,947
---------------------------------------------------------------------------
   HEALTH CARE -- 12.4%
       9,000   Allscripts Healthcare Solutions, Inc.*+              174,780
      16,000   AMERIGROUP Corp.*                                    583,200
      11,000   Centene Corp.*                                       301,840
       5,000   Charles River Laboratories
               International, Inc.*                                 329,000
       6,000   Community Health Systems, Inc.*                      221,160
      11,000   Edwards Lifesciences Corp.*                          505,890
       3,500   Emeritus Corp.*                                       88,025
       7,500   Healthways, Inc.*+                                   438,300
      20,000   Hlth Corp.*                                          268,000
      12,000   Odyssey Healthcare, Inc.*                            132,720
      11,000   PSS World Medical, Inc.*                             215,270
---------------------------------------------------------------------------
                                                                  3,258,185
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 2.5%
       5,500   Aecom Technology Corp.*                              157,135
       3,300   Brookfield Homes Corp.+                               52,140
       4,000   Eagle Materials, Inc.+                               141,920
       7,400   Macquarie Infrastructure Co.                         299,922
---------------------------------------------------------------------------
                                                                    651,117
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 1.6%
      12,500   SBA Communications Corp.*                            423,000
---------------------------------------------------------------------------
   UTILITIES -- 3.1%
      10,000   ITC Holdings Corp.                                   564,200
       8,820   Southern Union Co.                                   258,955
---------------------------------------------------------------------------
                                                                    823,155
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    25,811,068
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 23.5%
   5,732,512   BBH Securities Lending Fund **                     5,732,512
     432,215   Touchstone Institutional
               Money Market Fund ^                                  432,215
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     6,164,727
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 122.0%
(COST $23,419,558)                                          $    31,975,795
LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.0%)                 (5,759,943)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    26,215,852
---------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $5,569,968.

**    Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

   12
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Core Bond Fund

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Core Bond Fund was 5.45% for the year ended December 31, 2007. The total return of the Lehman U.S. Aggregate Index was 6.97% for the same period.

Interest rates declined significantly during the year as both the Fed and the market responded to the subprime-induced downturn in housing and its impact on consumers. In addition, the yield curve became steeper as short-term rates dropped more than long rates. Strategies which were overweight any type of risk underperformed.

PORTFOLIO REVIEW

Expectations for an economic slowdown led the Fed to lower the Fed Funds rate. The Fund's interest rate and yield curve positioning impacted performance positively, as long interest rates lagged the drop in short interest rates. Treasury inflation protected securities (TIPS) also positively affected performance due to an increase in inflation expectations. Risk premiums (the additional yield over U.S. Treasuries) for investment grade and high yield bonds rose steadily through the last half of the year. The Fund's modest underweight to investment grade bonds positively impacted Fund performance, while its exposure to high yield negatively impacted performance. Within these sectors, the Fund's security selection in investment grade, primarily due to exposure to the Financial sector, offset the gains from the sector overweight. Security selection in high yield positively affected performance, but did not completely offset the loss from exposure to the sector. Surprisingly, the Fund's overweight in mortgage-backed securities (MBS) only modestly impacted performance. Security selection within the MBS sector had a larger negative impact on performance.

CURRENT STRATEGY AND OUTLOOK

We believe that the bond market currently is pricing in an additional cut in the Fed funds rate over the next six months. We continue to believe that positioning the Fund for a steep yield curve is correct, given the potential for increased inflation fears as the Fed lowers rates. Given that outlook, TIPS are also a likely holding for the Fund, although this market can change quickly; we adjust this position on a regular basis. Given the current high level of risk premiums, we have a full weight in investment grade bonds and like the outlook for high yield, as long as we don't see significant change in the economic outlook. The full impact of the sub-prime issues is yet to be determined, but the direct impact on the general MBS market is clear, and we believe high quality MBS will rebound. As a result, we are maintaining the Fund's overweight to the mortgage sector.

                                                                           13
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                  Since
           Ended                      Ended                  Inception
         12/31/07                   12/31/07                  1/1/99
           5.45%                      3.59%                    4.59%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     1/1/99
                                     49.68%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                        Touchstone                    Lehman Brothers
                        Core Bond                      U.S. Aggregate
                           Fund                        (Major Index)

01/01/99                  10,000                          10,000
12/31/99                   9,872                           9,872
12/31/00                  10,780                          11,020
12/31/01                  11,626                          11,950
12/31/02                  12,548                          13,176
12/31/03                  12,986                          13,716
12/31/04                  13,416                          14,311
12/31/05                  13,642                          14,659
12/31/06                  14,194                          15,294
12/31/07                  14,968                          16,360


Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

   14
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 31.4%
   BANKING -- 2.1%
$    135,000   BB&T Capital Trust I       5.85     8/18/35  $       116,976
     150,000   Capital One Bank           4.25     12/1/08          146,783
     250,000   Key Bank NA                5.50     9/17/12          254,156
     260,000   USB Capital IX             6.19     4/15/49          235,303
     100,000   Wachovia
               Capital Trust III          5.80     3/15/42           89,355
---------------------------------------------------------------------------
                                                                    842,573
---------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 0.5%
     175,000   Mohawk
               Industries, Inc.           5.75     1/15/11          179,646
---------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 4.1%
     175,000   Baltimore Gas
               & Electric                 6.35     10/1/36          173,562
     215,000   Centerpoint
               Energy, Inc.               5.95      2/1/17          213,002
     140,000   Con Edison
               Co. of NY                  5.30      3/1/35          125,866
     145,000   Duke Capital               8.00     10/1/19          167,045
     160,000   Enel Finance
               International, 144A        6.25     9/15/17          161,906
     145,000   FPL Group
               Capital, Inc.              6.35     10/1/66          137,139
     210,000   Midamerican
               Energy Holdings            6.13      4/1/36          209,500
     150,000   Natl Grid plc              6.30      8/1/16          153,135
     145,000   Pacific Gas
               & Electric                 5.80      3/1/37          139,818
     175,000   Southern
               Power Co.                  4.88     7/15/15          165,395
---------------------------------------------------------------------------
                                                                  1,646,368
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 3.9%
     260,000   American General
               Finance                    4.88     7/15/12          251,662
     180,000   American Water
               Capital Corp., 144A        6.59    10/15/37          176,147
     220,000   CIT Group, Inc.            5.60     4/27/11          211,833
     295,000   Countrywide
               Home Loan                  4.13     9/15/09          216,388
     165,000   John Deere
               Capital Corp.              7.00     3/15/12          179,666
     215,000   Lehman Brothers
               Holdings                   5.50      4/4/16          205,721
     125,000   Morgan Stanley             5.63      1/9/12          127,156
     220,000   XSTRATA Finance
               Canada, 144A               5.50    11/16/11          223,815
---------------------------------------------------------------------------
                                                                  1,592,388
---------------------------------------------------------------------------
   FOOD -- 1.7%
     280,000   Kellogg Co.                6.60      4/1/11          296,704
     180,000   McDonald's Corp.           6.30    10/15/37          186,667
     175,000   Miller Brewing
               Co., 144A                  4.25     8/15/08          174,239
---------------------------------------------------------------------------
                                                                    657,610
---------------------------------------------------------------------------
   HEALTH CARE -- 0.4%
     150,000   Astrazeneca plc            6.45     9/15/37          164,351
---------------------------------------------------------------------------
   INSURANCE -- 0.3%
     115,000   Allstate Corp.             6.13     5/15/37          110,954
---------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.5%
     212,000   British Sky
               Broadcasting               6.88     2/23/09          216,120
---------------------------------------------------------------------------
   MISCELLANEOUS -- 10.0%
   4,140,000   Dow Jones
               CDX HY 8-T1                7.63     6/29/12        4,010,626
---------------------------------------------------------------------------
   OIL & GAS -- 1.4%
     120,000   Encana Corp.               6.50     8/15/34          122,880
      65,000   Plains All American
               Pipeline                   6.65     1/15/37           65,416
     110,000   R.R. Donnelley
               & Sons Co.                 5.63     1/15/12          110,292
     250,000   Ras Laffan
               Lng II, 144A               5.30     9/30/20          242,639
---------------------------------------------------------------------------
                                                                    541,227
---------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 2.0%
     155,000   Avalonbay
               Communities                5.75     9/15/16          150,327
     200,000   Brandywine
               Operating
               Partnership                5.40     11/1/14          189,936
     280,000   Prologis                   5.25    11/15/10          278,897
     175,000   WEA Finance,
               144A                       5.70     10/1/16          167,394
---------------------------------------------------------------------------
                                                                    786,554
---------------------------------------------------------------------------
   RETAIL -- 1.6%
     140,000   Federated
               Retail Holding             5.35     3/15/12          136,401
     120,000   May Department
               Stores                     5.95     11/1/08          120,307
     350,000   Wal-Mart
               Stores, Inc.               5.80     2/15/18          361,331
---------------------------------------------------------------------------
                                                                    618,039
---------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 1.9%
     175,000   AT&T, Inc.                 6.80     5/15/36          189,365
     175,000   Deutsche Telekom
               Finance                    5.38     3/23/11          176,248
     180,000   Rogers
               Wireless, Inc.             7.50     3/15/15          196,846
     175,000   Verizon
               Communications             6.25      4/1/37          179,460
---------------------------------------------------------------------------
                                                                    741,919
---------------------------------------------------------------------------
   TRANSPORTATION -- 1.0%
     380,000   Union Pacific Co.          6.63      2/1/08          380,453
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                       $    12,488,828
---------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           15
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

AGENCY MORTGAGE-BACKED SECURITIES -- 23.1%
$     17,499   Federal Home
               Loan Mortgage
               Corporation                7.00      5/1/30  $        18,554
     452,394   Federal Home
               Loan Mortgage
               Corporation                5.50      5/1/33          452,264
     338,212   Federal Home
               Loan Mortgage
               Corporation                5.00      8/1/33          330,498
     393,244   Federal Home
               Loan Mortgage
               Corporation                6.00      9/1/35          399,557
     664,820   Federal Home
               Loan Mortgage
               Corporation                6.00     12/1/36          674,728
   1,015,000   Federal National
               Mortgage
               Association                5.38     6/12/17        1,078,209
     245,517   Federal National
               Mortgage Association       4.50      6/1/18          241,569
      45,453   Federal National
               Mortgage
               Association                8.00      5/1/30           48,526
      39,972   Federal National
               Mortgage
               Association                7.50      1/1/31           42,665
      34,498   Federal National
               Mortgage
               Association                6.50      6/1/31           35,408
     185,202   Federal National
               Mortgage
               Association                6.50      6/1/32          191,770
      40,367   Federal National
               Mortgage
               Association                6.50      9/1/32           41,732
     238,194   Federal National
               Mortgage
               Association                6.50      9/1/32          246,248
     149,855   Federal National
               Mortgage
               Association                6.50     12/1/32          154,921
     330,450   Federal National
               Mortgage
               Association                4.50      8/1/33          313,106
     616,513   Federal National
               Mortgage
               Association                5.50      8/1/33          616,970
     415,782   Federal National
               Mortgage
               Association                5.50     10/1/33          416,090
     145,458   Federal National
               Mortgage
               Association                5.00      4/1/34          142,085
     605,442   Federal National
               Mortgage
               Association                5.00      4/1/34          591,405
     531,094   Federal National
               Mortgage
               Association                6.00     10/1/35          534,896
     655,075   Federal National
               Mortgage
               Association                5.50      4/1/36          656,940
     757,209   Federal National
               Mortgage
               Association                6.00      7/1/36          768,971
     743,542   Federal National
               Mortgage Association       5.50      7/1/37          742,577
     305,200   Federal National
               Mortgage
               Association                6.50      8/1/37          313,726
      38,516   Government
               National
               Mortgage
               Association                5.63     9/20/24           38,726
      60,418   Government
               National
               Mortgage
               Association                4.00    10/17/29           57,463
       5,593   Government
               National
               Mortgage
               Association                8.00     7/15/30            5,936
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                     $     9,155,540
---------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 27.2%
     575,000   Bear Stearns
               Commercial
               Mortgage,
               Series 2005-PWR9,
               Class A4A                  4.87     9/11/42          557,443
     550,000   Bear Stearns
               Commercial
               Mortgage,
               Series 2007-PW16,
               Class A4                   5.71     6/11/40          565,942
     700,000   Countrywide
               Securities,
               Series 2007-S1,
               Class A5                   6.02    11/25/36          628,270
   1,000,000   Credit Suisse
               First Boston
               Mortgage
               Securities Corp.           5.00     7/25/35          983,892
     619,273   Credit Suisse
               First Boston
               Mortgage Securities
               Corp., Series 2005-9,
               Class 2A1                  5.50    10/25/35          599,728
     250,000   CW Capital
               Cobalt, Series
               2006-C1, Class A4          5.22     8/15/48          247,358

The accompanying notes are an integral part of the financial statements.

   16
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

MORTGAGE RELATED SECURITIES -- 27.2% - CONTINUED
$    454,856   Deutsche Bank
               Alternative Loan
               Trust, Series
               2003-2XS, Class A6         4.97     9/25/33  $       453,026
     700,000   Deutsche Bank
               Alternative Loan
               Trust, Series 2005-3,
               Class 4A4                  5.25     6/25/35          668,645
     766,781   First Horizon
               Mortgage Pass-
               Through Trust,
               Series 2004-3,
               Class 2A1                  4.50     6/25/19          752,164
     600,000   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2002-2A,
               Class A3                   5.35     8/11/36          611,914
     735,000   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2004-C1,
               Class A2                   3.92    11/10/38          726,137
     388,793   IMPAC Secured
               Assets Corp.,
               Series 2003-2,
               Class A1                   5.50     8/25/33          386,971
     700,000   Morgan Stanley
               Mortgage Loan Trust,
               Series 2007-3XS,
               Class 2A4S                 5.96     1/25/47          638,738
     329,165   Residential Asset
               Securitization Trust,
               Series 2005-A6CB,
               Class A8                   5.50     6/25/35          310,017
     378,630   Residential Asset
               Securitization Trust,
               Series 2006-A1,
               Class 1A3                  6.00     4/25/36          371,217
     254,409   Residential Funding
               Mortgage Securities I,
               Series 2006-S2,
               Class A2                   5.75     2/25/36          256,135
     418,546   Structured Asset
               Securities Corp.,
               Series 2005-17,
               Class 5A1                  5.50    10/25/35          415,276
     410,606   Washington
               Mutual Alternative
               Loan Trust,
               Series 2005-9,
               Class 2A4                  5.50    11/25/35          410,047
     550,000   Wells Fargo
               Mortgage Backed
               Securities                 5.50     6/25/33          527,532
     694,821   Wells Fargo
               Mortgage Backed
               Securities                 4.93     2/25/34          679,313
---------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                           $    10,789,765
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.0%
     800,000   Federal Home
               Loan Bank                  3.75      1/8/10  $       802,876
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.2%
     100,000   U.S. Treasury Bond         4.50     2/15/36          100,508
     495,000   U.S. Treasury Note         3.13    11/30/09          495,542
     285,000   U.S. Treasury Note         4.00     2/15/15          289,030
     595,000   U.S. Treasury Note         4.50     5/15/17          616,708
   1,305,000   U.S. Treasury Note         4.75     8/15/17        1,378,304
     740,000   U.S. Treasury Note         4.25    11/15/17          752,892
---------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                             $     3,632,984
---------------------------------------------------------------------------

    Shares                                                         Value

PREFERRED STOCK -- 1.4%
   FINANCIAL SERVICES -- 1.4%
      12,500   Citigroup VIII                               $       263,125
       8,000   Freddie Mac                                          209,200
       2,600   MBNA Capital                                          64,350
---------------------------------------------------------------------------
TOTAL PREFERRED STOCK                                       $       536,675
---------------------------------------------------------------------------
INVESTMENT FUND -- 5.1%
   2,011,452   Touchstone Institutional
               Money Market Fund ^                          $     2,011,452
TOTAL INVESTMENT SECURITIES -- 99.4%
(COST $39,380,813)                                          $    39,418,120
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                       229,180
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    39,647,300
---------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities were valued at $1,146,140 or 2.89% of net assets.

The accompanying notes are an integral part of the financial statements.

                                                                           17
                                                                           -----
                                      ------------------------------------------
                                      TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                                      ------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Eagle Capital Appreciation Fund

SUB-ADVISED BY EAGLE ASSET MANAGEMENT, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchtone Eagle Capital Appreciation Fund was 0.90% for the year ended December 31, 2007. The total return of the S&P 500 Index was 5.49% for the same period.

Deteriorating housing market-related news and rising delinquency rates on subprime mortgages weighed on domestic and global fixed income markets. Investor sentiment turned sour on interest rate and inflation worries. In this environment, the strongest performing S&P sectors during 2007 included Energy, Materials, Utilities, Technology, Consumer Staples, Producer Durables, and Health Care. Below average performing sectors included Financial Services and Consumer Discretionary.

PORTFOLIO REVIEW

The Fund lagged the S&P 500 during the year, held back by: (1) its lack of holdings in the strong performing Energy and Materials & Processing sectors; (2) underperformance in the overweight and weak Financial Services sector (e.g., Wachovia, Freddie Mac, Capital One Financial and American International Group); and (3) underperformance in the market-weight Utilities sector (e.g., Sprint Nextel). On the other hand, relative performance was helped by: (1) outperformance in the overweight Consumer Discretionary sector (e.g., McDonald's, Viacom and Time Warner) and (2) outperformance in the market-weight Technology sector (e.g., Microsoft, EMC, Oracle and Intel).

Our process seeks to invest in good businesses that offer achievable growth potential with attractive valuations. By year-end, the Fund was underweight Consumer Staples and Energy and overweight Financial Services, Health Care, Producer Durables and Consumer Discretionary. The Fund is normally underweight Utilities and Autos & Transportation due to their lack of secular growth appeal along with inherent cyclicality and unpredictability. Overall sector positioning, however, is more reflective of a dynamic process that seeks attractive businesses selling at reasonable valuations rather than a macro-based, top-down strategy.

CURRENT STRATEGY AND OUTLOOK

Today's valuations reflect a much deeper understanding of the pervasive and global subprime problem and we believe the Financial Services sector is poised to respond favorably to further Federal Reserve accommodation to minimize recession risks. High quality mega-cap stocks with above average earnings predictability are particularly attractive to us at today's relative valuations.

   18
-----
------------------------------------------
TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
------------------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/07                   12/31/07                  12/31/07
           0.90%                     12.37%                     2.50%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/07
                                     27.97%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                         Touchstone
                        Eagle Capital
                        Appreciation                     S&P 500
                            Fund                      (Major Index)

12/31/97                   10,000                        10,000
12/31/98                   13,565                        12,858
12/31/99                   18,382                        15,564
12/31/00                   14,255                        14,147
12/31/01                   10,272                        12,465
12/31/02                    7,142                         9,710
12/31/03                    9,445                        12,495
12/31/04                   10,851                        13,854
12/31/05                   10,857                        14,534
12/31/06                   12,682                        16,830
12/31/07                   12,797                        17,755

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 8, 1992.

                                                                           19
                                                                           -----
                                      ------------------------------------------
                                      TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                                      ------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

COMMON STOCKS -- 91.9%
   AUTOS AND TRANSPORTATION -- 1.9%
       9,480   United Parcel
               Service, Inc. - Class B                      $       670,426
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 15.0%
       9,955   Kimberly-Clark Corp.                                 690,280
      19,790   McDonald's Corp.                                   1,165,829
      23,010   Omnicom Group, Inc.                                1,093,665
      17,380   Viacom, Inc. - Class B*                              763,330
      10,810   Wal-Mart Stores, Inc.                                513,799
      31,170   Waste Management, Inc.                             1,018,324
---------------------------------------------------------------------------
                                                                  5,245,227
---------------------------------------------------------------------------
   ENERGY -- 3.1%
      14,980   BP plc - ADR+                                      1,096,087
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 19.9%
      12,290   American Express Co.                                 639,326
      25,285   American International Group, Inc.                 1,474,115
      30,305   Bank of America Corp.                              1,250,383
       4,250   Goldman Sachs Group, Inc.                            913,963
       8,820   Merrill Lynch & Co., Inc.                            473,458
      10,740   State Street Corp.                                   872,088
      35,320   Wachovia Corp.                                     1,343,219
---------------------------------------------------------------------------
                                                                  6,966,552
---------------------------------------------------------------------------
   HEALTH CARE -- 19.8%
       6,268   Covidien Ltd.                                        277,610
      35,400   CVS Corp.                                          1,407,150
      20,020   Genzyme Corp.*                                     1,490,289
      16,740   Johnson & Johnson                                  1,116,558
      62,000   Pfizer, Inc.                                       1,409,260
      14,375   Wyeth                                                635,231
       9,080   Zimmer Holdings, Inc.*                               600,642
---------------------------------------------------------------------------
                                                                  6,936,740
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 13.2%
      40,035   Applied Materials, Inc.                              711,022
      50,850   General Electric Co.                               1,885,009
      15,638   Tyco International Ltd.                              620,047
      18,630   United Technologies Corp.                          1,425,940
---------------------------------------------------------------------------
                                                                  4,642,018
---------------------------------------------------------------------------
   TECHNOLOGY -- 12.1%
      51,255   Microsoft Corp.                                    1,824,678
      64,370   Motorola, Inc.                                     1,032,495
      52,385   Oracle Corp.*                                      1,182,853
       5,808   Tyco Electronics Ltd.                                215,651
---------------------------------------------------------------------------
                                                                  4,255,677
---------------------------------------------------------------------------
   UTILITIES -- 6.9%
      58,865   Comcast Corp. - Class A*                           1,074,875
     102,295   Sprint Nextel Corp.                                1,343,133
---------------------------------------------------------------------------
                                                                  2,418,008
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    32,230,735
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 11.3%
     791,772   BBH Securities Lending Fund **                       791,772
   3,178,669   Touchstone Institutional
               Money Market Fund ^                                3,178,669
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     3,970,441
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.2%
(COST $34,685,852)                                          $    36,201,176
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.2%)                  (1,134,381)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    35,066,795
---------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $767,846.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

   20
-----
-------------------------------
TOUCHSTONE GROWTH & INCOME FUND
-------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Growth & Income Fund

SUB-ADVISED BY DEUTSCHE INVESTMENT MANAGEMENT AMERICAS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Growth & Income Fund was 3.92% for the year ended December 31, 2007. The total return of the Russell 1000(R) Value Index was -0.17% for the same period.

The U.S. equity markets posted a modest advance in 2007. Concerns over weakening corporate earnings, tightening credit availability and slowing consumer spending weighed on equity market returns in the latter part of the year. For the year, growth equities outperformed value while larger-cap equities outperformed most small and mid cap equity strategies.

PORTFOLIO REVIEW

Stock selection in Technology, Financial Services and Producer Durables drove the Fund's outperformance. In Technology, holdings in Microsoft and Harris drove returns. In Financial Services, the Fund's absence of the struggling Countrywide Financial as well as the Fund holding Loews Corporation helped relative returns. Finally, in Producer Durables, positions in Nokia, Emerson and Honeywell benefited relative returns in that sector. Weighing on relative returns were the strategy's allocations in the Energy and Utilities sectors. The strategy was underweight the strong performing Energy and market-weight the Utilities sectors throughout the year and therefore relative returns were muted. Overall, returns in the Materials & Processing, Energy and Producer Durables sectors stood out while Consumer Discretionary and Financial Services lagged as investors worried over slowing retail sales and deteriorating credit conditions.

In terms of philosophy and process, we continue to work in a conservative and risk-averse manner with an emphasis on larger capitalization, higher dividend-yielding and higher quality equities. During the year, we increased the Fund's exposure to Technology, Health Care and Consumer Staples. We also took advantage of the sharp rise in oil to take profits in Energy stocks. Moreover, exposure to Financial Services was reduced over concerns of rising credit losses in that sector.

CURRENT STRATEGY AND OUTLOOK

Despite the recent round of softer economic data, we remain positive regarding the U.S. economy and believe that we are in the midst of a mid-cycle slowdown and not a recession. However, as the debate between a "soft landing" economic scenario and a recession continues, we believe equity markets will remain somewhat challenged. Should the current low interest rate and benign inflation environment hold and corporate earnings stabilize, we would look for a more favorable equity market environment later in 2008.

                                                                           21
                                                                           -----
                                                 -------------------------------
                                                 TOUCHSTONE GROWTH & INCOME FUND
                                                 -------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                  Since
           Ended                      Ended                  Inception
         12/31/07                   12/31/07                  1/1/99
           3.92%                     11.97%                    5.57%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     1/1/99
                                     62.90%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                         Touchstone                   Russell 1000(R)
                          Growth &                          Value
                        Income Fund                    (Major Index)

01/01/99                  10,000                          10,000
12/31/99                  10,239                          10,735
12/31/00                  11,484                          11,488
12/31/01                  10,878                          10,845
12/31/02                   9,257                           9,162
12/31/03                  12,297                          11,914
12/31/04                  13,539                          13,878
12/31/05                  13,791                          14,857
12/31/06                  15,675                          18,162
12/31/07                  16,290                          18,131

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

   22
-----
-------------------------------
TOUCHSTONE GROWTH & INCOME FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

COMMON STOCKS -- 98.7%
   CONSUMER DISCRETIONARY -- 5.4%
       5,000   Abercrombie & Fitch Co.                      $       399,850
       7,900   Carnival Corp.                                       351,471
      12,330   Idearc, Inc.+                                        216,515
       3,700   Kohl's Corp.*                                        169,460
       8,700   Pinnacle Entertainment, Inc.*                        204,972
---------------------------------------------------------------------------
                                                                  1,342,268
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 8.5%
      10,400   Altria Group, Inc.                                   786,032
       9,100   Dean Foods Co.                                       235,326
       6,100   Diageo plc- ADR+                                     523,563
       7,500   Unilever NV                                          273,450
       5,500   UST, Inc.                                            301,400
---------------------------------------------------------------------------
                                                                  2,119,771
---------------------------------------------------------------------------
   ENERGY -- 9.5%
       2,525   Chevron Corp.                                        235,658
       2,850   ConocoPhillips                                       251,655
      12,800   Exxon Mobil Corp.                                  1,199,232
       3,000   Hess Corp.                                           302,580
       4,200   Marathon Oil Corp.                                   255,612
       1,250   Schlumberger Ltd.                                    122,963
---------------------------------------------------------------------------
                                                                  2,367,700
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 26.8%
       8,800   Allstate                                             459,624
      10,900   American International Group                         635,470
       5,800   Ameriprise Financial, Inc.                           319,638
      18,079   Bank of America                                      745,940
       4,600   BB&T                                                 141,082
       9,925   Citigroup, Inc.                                      292,192
       8,400   Discover Financial Services                          126,672
       6,600   FelCor Lodging Trust, Inc.                           102,894
       1,850   Goldman Sachs Group                                  397,843
       8,700   Host Hotels & Resorts, Inc.                          148,248
      17,500   J.P. Morgan Chase & Co.                              763,874
       3,700   Lazard Ltd. - Class A                                150,516
       4,400   Lincoln National Corp.                               256,168
      12,800   Loews Corp.                                          644,352
       5,200   Morgan Stanley                                       276,172
      20,800   New York Community Bancorp, Inc.+                    365,664
       7,300   PNC Financial Services Group                         479,245
      13,400   TD Ameritrade Holding Corp.*                         268,804
       4,700   Wells Fargo & Co.                                    141,893
---------------------------------------------------------------------------
                                                                  6,716,291
---------------------------------------------------------------------------
   HEALTH CARE -- 13.8%
       7,650   Abbott Laboratories                                  429,548
       8,175   Baxter International, Inc.                           474,559
      16,000   CVS Caremark Corp.                                   636,000
      13,000   Merck & Co., Inc.                                    755,429
       6,200   Novartis AG                                          336,722
      10,100   Pfizer, Inc.                                         229,573
       4,800   UnitedHealth Group, Inc.                             279,360
       7,100   Wyeth                                                313,749
---------------------------------------------------------------------------
                                                                  3,454,940
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 5.3%
      12,300   Alcoa, Inc.                                          449,565
       9,500   Packaging Corp of America                            267,900
       8,500   Textron, Inc.                                        606,050
---------------------------------------------------------------------------
                                                                  1,323,515
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 8.9%
       6,700   Emerson Electric Co.                                 379,622
      21,300   General Electric Co.                                 789,591
       7,500   Honeywell International                              461,775
      15,300   Nokia Oyj - ADR                                      587,367
---------------------------------------------------------------------------
                                                                  2,218,355
---------------------------------------------------------------------------
   TECHNOLOGY -- 7.0%
       4,300   Autodesk, Inc.*                                      213,968
       5,700   Harris Corp.                                         357,276
      17,000   Microsoft  Corp.                                     605,200
      17,700   Symantec Corp.*                                      285,678
      29,800   Taiwan Semiconductor - ADR                           296,808
---------------------------------------------------------------------------
                                                                  1,758,930
---------------------------------------------------------------------------
   UTILITIES -- 13.5%
      29,500   AT&T, Inc.                                         1,226,020
      23,500   Citizens Communications Co.                          299,155
      15,900   Duke Energy Corp.                                    320,703
      10,300   FPL Group, Inc.                                      697,001
      19,100   Verizon Communications                               834,479
---------------------------------------------------------------------------
                                                                  3,377,358
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    24,679,128
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.7%
     738,889   BBH Securities Lending Fund **                       738,889
     445,489   Touchstone Institutional
               Money Market Fund ^                                  445,489
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     1,184,378
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.4%
(COST $23,960,236)                                          $    25,863,506
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.4%)                    (840,926)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    25,022,580
---------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $723,681.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                                           23
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone High Yield Fund

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone High Yield Fund was 1.78% for the year ended December 31, 2007. The total return of the Merrill Lynch High Yield Master Index was 2.17% for the same period.

The High Yield market produced an annual return for 2007 that was the worst since 2002. While default rates have yet to increase materially, valuations in the High Yield market clearly suggest significantly higher default rates in 2008 and 2009. Issues in the subprime mortgage market and the housing sector along with a weakened financial sector have resulted in a reduced appetite for all risky assets.

PORTFOLIO REVIEW

The Fund performed relatively well in this environment. Its overweight in defensive sectors coupled with avoidance of CCC-rated debt contributed to performance. As they historically have done, the lowest quality segments (CCC-rated) again generated materially negative returns throughout 2007. Importantly, performance was consistent with the expectations associated with our philosophy and process. We expect the Fund's philosophy and process to continue to generate attractive relative returns in this type of environment.

During 2007, performance was aided by overweight exposure to Energy, Health Care and Utilities coupled with underweight exposure to Automotive and Financial Services. Conversely, exposure to the Homebuilder segment detracted from performance. While we do not expect the housing market to improve until late 2008 or early 2009, we do think that valuations within the Homebuilding segment provide adequate compensation for this allocation. We continue to monitor this situation closely.

CURRENT STRATEGY AND OUTLOOK

The key issue weighing on investors is whether the U.S. economy is headed for recession. Accordingly, we believe the best strategy now is to maintain high quality portfolios that will be able to ride out the current storm. We are also prepared to build liquidity to be able to capitalize on opportunities that are being created. Finally, we are hopeful the economy and financial markets will begin to stabilize as the deterioration in housing lessens and the impact of monetary easing begins to kick in.

We believe that valuations in High Yield are fair and may provide an adequate return profile, particularly versus other fixed income asset classes. Volatility will remain heightened and spreads may widen further but we think that longer-term investors will be rewarded for maintaining High Yield exposure.

We believe that the Fund's strategy of fundamental credit analysis with particular emphasis on avoiding problem credits will continue to add value as negative credit events may have a material impact on returns in this lower-return environment. The Fund is designed to exhibit less volatility than the broad market in an effort to deliver attractive risk-adjusted returns. It is designed for performance over a full cycle with focus on protecting principal in down markets; we continue to believe that this style will outperform over the long term.

   24
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                  Since
           Ended                      Ended                  Inception
         12/31/07                   12/31/07                  5/1/99
           1.78%                      9.03%                    5.15%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     5/1/99
                                     54.57%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                      Merrill Lynch
                        Touchstone                      High Yield
                        High Yield                        Master
                           Fund                       (Major Index)

05/01/99                  10,000                         10,000
12/31/99                   9,189                          9,931
12/31/00                   9,127                          9,554
12/31/01                   9,759                         10,147
12/31/02                  10,034                         10,031
12/31/03                  12,441                         12,762
12/31/04                  13,630                         14,136
12/31/05                  14,075                         14,536
12/31/06                  15,187                         16,228
12/31/07                  15,457                         16,580

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

                                                                           25
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 96.5%
   AEROSPACE & DEFENSE -- 0.6%
$    171,000   DRS
               Technologies, Inc.         6.63      2/1/16  $       168,863
---------------------------------------------------------------------------
   AUTOMOTIVE -- 8.6%
     198,000   American Axle &
               Manufacturing
               Holdings, Inc.             7.88      3/1/17          178,695
     503,000   Asbury Automotive
               Group                      8.00     3/15/14          475,334
      12,000   Asbury Automotive
               Group                      7.63     3/15/17           10,620
      75,000   Autonation, Inc.           7.00     4/15/14           71,063
     200,000   Ford Motor
               Credit Co.                 7.88     6/15/10          184,533
     300,000   Ford Motor
               Credit Co.                 7.00     10/1/13          250,617
     200,000   Ford Motor
               Credit Co.                 7.45     7/16/31          148,500
     227,000   General Motors+            8.38     7/15/33          182,735
     257,000   General Motors
               Acceptance Corp.           6.88     9/15/11          219,862
     420,000   General Motors
               Acceptance Corp.           8.00     11/1/31          352,328
     346,000   United Auto
               Group, Inc.                7.75    12/15/16          323,510
---------------------------------------------------------------------------
                                                                  2,397,797
---------------------------------------------------------------------------
   BUILDING PRODUCTS -- 1.7%
     120,000   Texas Industries, Inc.     7.25     7/15/13          117,600
     405,000   U.S. Concrete              8.38      4/1/14          354,375
---------------------------------------------------------------------------
                                                                    471,975
---------------------------------------------------------------------------
   CHEMICALS -- 2.1%
     108,000   Mosaic Co., 144A           7.38     12/1/14          115,560
      88,000   Mosaic Co., 144A           7.63     12/1/16           95,040
     291,000   Nell Af Sarl, 144A         8.38     8/15/15          234,983
     150,000   Polyone Corp.              8.88      5/1/12          152,625
---------------------------------------------------------------------------
                                                                    598,208
---------------------------------------------------------------------------
   COAL -- 3.8%
     500,000   Foundation
               PA Coal Co.                7.25      8/1/14          493,750
     500,000   Massey Energy Co.          6.88    12/15/13          471,250
      82,000   Peabody
               Energy Corp.               7.38     11/1/16           84,050
---------------------------------------------------------------------------
                                                                  1,049,050
---------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 2.2%
     189,000   First Data
               Corp., 144A                9.88     9/24/15          175,770
     309,000   SunGard Data
               Systems, Inc.              9.13     8/15/13          314,408
     152,000   SunGard Data
               Systems, Inc.              4.88     1/15/14          133,380
---------------------------------------------------------------------------
                                                                    623,558
---------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 2.8%
     272,000   Jarden Corp.               7.50      5/1/17          233,920
     535,000   Visant Holding
               Corp.                      8.75     12/1/13          537,675
---------------------------------------------------------------------------
                                                                    771,595
---------------------------------------------------------------------------
   ENERGY -- 10.0%
     538,000   Atlas Pipeline
               Partners                   8.13    12/15/15          532,619
     223,000   Aventine
               Renewable Energy          10.00      4/1/17          202,930
     500,000   Basic Energy
               Services                   7.13     4/15/16          470,000
     149,000   Chesapeake
               Energy Corp.               6.50     8/15/17          143,785
     228,000   Connacher
               Oil & Gas, 144A           10.25    12/15/15          227,715
     114,000   Copano
               Energy LLC                 8.13      3/1/16          114,855
     245,000   Forest Oil
               Corp., 144A                7.25     6/15/19          246,225
     161,000   Glencore
               Funding LLC, 144A          6.00     4/15/14          161,942
     103,000   Helix Energy
               Solutions, 144A            9.50     1/15/16          104,803
     100,000   Holly Energy
               Partners LP                6.25      3/1/15           92,000
     500,000   United
               Refining Co.              10.50     8/15/12          505,000
---------------------------------------------------------------------------
                                                                  2,801,874
---------------------------------------------------------------------------
   ENVIRONMENTAL -- 0.6%
     150,000   Browning-Ferris
               Industries, Inc.           9.25      5/1/21          158,063
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.9%
     248,000   Nuveen
               Investments, Inc.,
               144A                      10.50    11/15/15          247,070
---------------------------------------------------------------------------
   FOOD PROCESSORS -- 0.8%
     225,000   Del Monte Corp.            8.63    12/15/12          226,688
---------------------------------------------------------------------------
   GAMING -- 0.7%
     250,000   Station Casinos            6.50      2/1/14          187,500
---------------------------------------------------------------------------
   HEALTH CARE -- 3.0%
     346,000   Advanced
               Medical Optics             7.50      5/1/17          318,320
     316,000   Invacare Corp.             9.75     2/15/15          319,950
     208,000   Universal Hospital
               Services FRN               8.29     5/31/08          208,000
---------------------------------------------------------------------------
                                                                    846,270
---------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 4.1%
     260,000   HCA, Inc.                  5.75     3/15/14          215,800
     238,000   HCA, Inc.                  9.25    11/15/16          249,900
      45,000   Iasis Healthcare           8.75     6/15/14           45,000
     253,000   Res-Care, Inc.             7.75    10/15/13          250,470
     380,000   U.S. Oncology              9.00     8/15/12          374,775
---------------------------------------------------------------------------
                                                                  1,135,945
---------------------------------------------------------------------------
   HEAVY MACHINERY -- 1.7%
     488,000   Dresser-Rand
               Group, Inc.                7.38     11/1/14          486,780
---------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.4%
     129,000   Sealy Mattress Co.         8.25     6/15/14          123,195
---------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   26
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 96.5% - CONTINUED
   HOUSING -- 3.7%
$    315,000   Beazer Homes USA           6.88     7/15/15  $       226,800
     460,000   K Hovnanian
               Enterprises                6.25     1/15/15          315,100
     400,000   M/I Homes, Inc.            6.88      4/1/12          328,000
     250,000   Meritage
               Homes Corp.                6.25     3/15/15          173,750
---------------------------------------------------------------------------
                                                                  1,043,650
---------------------------------------------------------------------------
   INDUSTRIALS -- 1.8%
      48,000   Baldor Electric Co.        8.63     2/15/17           49,440
     492,000   Mueller Water
               Products                   7.38      6/1/17          439,725
---------------------------------------------------------------------------
                                                                    489,165
---------------------------------------------------------------------------
   MANUFACTURING -- 0.7%
     200,000   Trinity
               Industries, Inc.           6.50     3/15/14          196,500
---------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 11.6%
     205,000   Clear Channel
               Communications             4.25     5/15/09          194,618
     447,000   CSC Holdings, Inc.         8.13     7/15/09          454,263
     122,000   Dex Media, Inc.            8.00    11/15/13          114,680
     430,000   Dex Media, Inc.*           0.00    11/15/13          391,300
     143,000   Dex Media, Inc.*           0.00    11/15/13          130,130
     252,000   Fisher
               Communications, Inc.       8.63     9/15/14          257,355
     537,000   Idearc, Inc.               8.00    11/15/16          492,697
     122,000   Lamar Media Corp.          7.25      1/1/13          122,000
     139,000   Lamar Media Corp.          6.63     8/15/15          135,178
     152,000   Quebecor Media             7.75     3/15/16          145,920
      35,000   Quebecor
               Media, 144A                7.75     3/15/16           33,600
      60,000   R.H. Donnelley
               Corp., 144A                8.88    10/15/17           55,500
      48,000   Radio One, Inc.            8.88      7/1/11           44,940
      79,000   Valassis
               Communications             8.25      3/1/15           70,409
     361,000   Videotron Ltee             6.88     1/15/14          353,329
      48,000   Virgin Media
               Finance plc                8.75     4/15/14           47,640
     240,000   Warner Music
               Group Corp.                7.38     4/15/14          184,800
---------------------------------------------------------------------------
                                                                  3,228,359
---------------------------------------------------------------------------
   METALS -- 5.5%
     610,000   Gibraltar
               Industries, Inc.           8.00     12/1/15          549,000
     200,000   Newmont Mining             8.63     5/15/11          225,372
     317,000   Novelis, Inc.              7.25     2/15/15          297,980
      80,000   PNA Group, Inc.           10.75      9/1/16           75,200
      35,000   Ryerson Inc., 144A        12.00     11/1/15           34,563
     101,000   Steel
               Dynamics, Inc., 144A       7.38     11/1/12          101,505
     147,000   Steel
               Dynamics, Inc., 144A       6.75      4/1/15          141,855
     119,000   Tube City
               IMS Corp.                  9.75      2/1/15          107,100
---------------------------------------------------------------------------
                                                                  1,532,575
---------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 2.3%
     524,000   Ikon Office
               Solutions                  7.75     9/15/15          545,615
     101,000   Ikon Office
               Solutions
               FRN, 144A                  9.93     6/20/08          101,505
---------------------------------------------------------------------------
                                                                    647,120
---------------------------------------------------------------------------
   PAPER & PACKAGING -- 0.6%
     180,000   Owens-Brockway
               Glass Containers           6.75     12/1/14          179,100
---------------------------------------------------------------------------
   REAL ESTATE -- 0.6%
     158,000   Ventas Realty LP           7.13      6/1/15          159,580
---------------------------------------------------------------------------
   SEMICONDUCTORS -- 2.4%
     225,000   NXP BV/ NXP
               Funding LLC                7.88    10/15/14          213,750
     483,000   Sensata
               Technologies               8.00      5/1/14          454,020
---------------------------------------------------------------------------
                                                                    667,770
---------------------------------------------------------------------------
   SERVICES -- 3.4%
     476,000   Aramark
               Services, Inc.             8.50      2/1/15          481,950
     287,000   Ashtead
               Capital, Inc., 144A        9.00     8/15/16          253,995
     250,000   United Rentals
               NA, Inc.                   6.50     2/15/12          226,875
---------------------------------------------------------------------------
                                                                    962,820
---------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 6.4%
     247,000   American
               Tower Corp., 144A          7.00    10/15/17          248,235
     409,000   Cincinnati
               Bell, Inc.                 8.38     1/15/14          398,775
     369,000   GCI, Inc.                  7.25     2/15/14          334,406
      12,000   General
               Cable Corp.                7.13      4/1/17           11,760
     536,000   Panamsat Corp.             9.00     8/15/14          538,680
     238,000   Windstream Corp.           8.63      8/1/16          249,900
---------------------------------------------------------------------------
                                                                  1,781,756
---------------------------------------------------------------------------
   TRANSPORTATION -- 1.8%
     530,000   CHC Helicopter
               Corp.                      7.38      5/1/14          500,850
---------------------------------------------------------------------------
   UTILITIES -- 11.7%
     120,000   AES Corp., 144A            8.00    10/15/17          122,700
     341,000   Dynegy
               Holdings, Inc.             7.75      6/1/19          314,573
     118,000   Edison
               Mission Energy             7.00     5/15/17          115,935
     200,000   Enterprise Products        8.38      8/1/66          204,768
     350,000   Intergen NV, 144A          9.00     6/30/17          368,375
     445,000   NGPL Pipeco
               LLC, 144A                  6.51    12/15/12          451,818
     500,000   NRG Energy                 7.25      2/1/14          487,499
     320,000   Regency Energy
               Partners                   8.38    12/15/13          329,600
      51,000   Reliant Energy, Inc.       7.63     6/15/14           51,000
     492,000   Sabine Pass Lng LP         7.25    11/30/13          469,860
     367,000   Teppco Partners LP         7.00      6/1/67          335,272
---------------------------------------------------------------------------
                                                                  3,251,400
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                       $    26,935,076
---------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           27
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

    Shares                                                         Value

INVESTMENT FUNDS -- 2.5%
     195,489   BBH Securities Lending Fund **               $       195,489
     515,123   Touchstone Institutional
               Money Market Fund ^                                  515,123
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $       710,612
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.0%
(COST $28,986,487)                                          $    27,645,688
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                       272,806
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    27,918,494
---------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $180,884.

*     Non-income producing security.

**    Represents collateral for securities loaned.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities were valued at $3,522,759 or 12.62% of net assets.

FRN - Floating Rate Note

The accompanying notes are an integral part of the financial statements.

   28
-----
-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Large Cap Core Equity Fund

SUB-ADVISED BY TODD INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchtone Large Cap Core Equity Fund was 5.32% for the year ended December 31, 2007. The total return of the Dow Jones Industrial Average was 8.88% and the total return of the Russell 1000(R) Index was 5.77% for the same period.

During the period, the Fund changed its name from Touchstone Enhanced Dividend 30 Fund to Touchstone Large Cap Core Equity Fund, and its investment goal and strategies were changed. The Russell 1000(R) Index was selected as the Fund's new benchmark because it more accurately reflects the goals, strategies and holdings of the Fund. 2007 proved to be a turning point for many trends that have been in place for the past several years. Most growth indexes outperformed value indexes by over 10% after seven years of underperformance. Large cap and high quality investing also made comebacks. This move toward high quality stocks benefited the Fund.

PORTFOLIO REVIEW

The Fund is overweight in the Technology, Producer Durables and Energy sectors and underweight in the Financial Services, Consumer Discretionary and Utilities sectors. The biggest contributors to performance were the Fund's underweight allocations. The largest surprise during 2007 was that the only two sectors to feel the effects of the subprime issues were the Financial Services and Consumer Discretionary sectors. All other economic sectors increased nicely except for those two. During the year, Energy stocks contributed to Fund performance, as oil prices rose dramatically. The Fund's Technology and Producer Durables holdings generally performed well during the year. Standouts from these sectors include Honeywell, Intel, Hewlett Packard, Oracle and Microsoft. AFLAC also performed well in the Financials Services sector. Detractors from Fund performance were primarily Financial Services sector stocks, as subprime issues caused most of its bank and insurance investments to decline during the year.

CURRENT STRATEGY AND OUTLOOK

The economy is clearly slowing. We do not expect a recession at this point but will become less confident if employment growth continues to dwindle. Growth investing has come into favor and is likely to remain so for some time to come. Earnings outlooks are uncertain and the market will seek out companies that continue to demonstrate consistent growth. The Fed is begrudgingly lowering rates, but is doing it slowly because of inflation worries. General expectations are for another 75 basis points of easing or more. The hope is that it happens soon or a recession is more likely. High quality, large cap stocks are likely beneficiaries of these trends. Volatility is likely to continue until investors determine if a slower economy is causing inflation to moderate, and if lower rates are helping allay financial problems.

We believe economic fears could lead to a rougher period in the market in early 2008, but expect a recovery to unfold as we move through the year. The Fed is lowering rates, though not fast enough to suit the market's taste. The more important consideration for active money managers is the style shift we see occurring. Growth is outpacing value, and large cap stocks are outpacing small cap stocks. We believe both of these are trends that will persist for several years and the Fund is positioned to do well in this type of environment.

                                                                           29
                                                                           -----
                                           -------------------------------------
                                           TOUCHSTONE LARGE CAP CORE EQUITY FUND
                                           -------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                  Since
           Ended                      Ended                  Inception
         12/31/07                   12/31/07                  5/1/99
           5.32%                     12.38%                    2.73%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     5/1/99
                                     26.25%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                    Touchstone              Dow Jones
                    Large Cap               Industrial           Russell
                   Core Equity               Average             1000(R)
                       Fund               (Major Index)           Index

05/01/99             10,000                  10,000              10,000
12/31/99             10,599                  10,776              11,146
12/31/00             10,286                  10,268              10,278
12/31/01              9,109                   9,711               8,998
12/31/02              7,044                   8,253               7,050
12/31/03              9,298                  10,586               9,157
12/31/04              9,770                  11,147              10,201
12/31/05              9,471                  11,338              10,841
12/31/06             11,988                  13,495              12,517
12/31/07             12,625                  14,694              13,239

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

   30
-----
-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

COMMON STOCKS -- 99.4%
   CONSUMER DISCRETIONARY -- 9.1%
      15,924   Best Buy Co., Inc.                           $       838,399
      11,854   Kimberly-Clark Corp.                                 821,956
      13,143   Target Corp.                                         657,150
---------------------------------------------------------------------------
                                                                  2,317,505
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 6.5%
      11,085   Altria Group                                         837,805
      24,988   Kraft Foods, Inc. - Class A                          815,358
---------------------------------------------------------------------------
                                                                  1,653,163
---------------------------------------------------------------------------
   ENERGY -- 15.4%
      10,706   Chevron Corp.                                        999,191
      11,483   ConocoPhillips                                     1,013,949
      10,558   Exxon Mobil Corp.                                    989,179
      14,869   Marathon Oil Corp.                                   904,927
---------------------------------------------------------------------------
                                                                  3,907,246
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 14.4%
      14,660   AFLAC, Inc.                                          918,155
      13,307   Allstate Corp.                                       695,025
      14,425   American Express Co.                                 750,389
      15,541   Bank of America Corp.                                641,222
      21,696   Wells Fargo & Co.                                    655,002
---------------------------------------------------------------------------
                                                                  3,659,793
---------------------------------------------------------------------------
   HEALTH CARE -- 12.2%
      10,935   Cardinal Health, Inc.                                631,496
      11,290   Johnson & Johnson                                    753,043
      14,697   UnitedHealth Group, Inc.                             855,366
       9,596   Wellpoint, Inc.*                                     841,857
---------------------------------------------------------------------------
                                                                  3,081,762
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 3.2%
      18,513   Du Pont (E.I.) De Nemours                            816,238
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 17.3%
      45,623   Applied Materials, Inc.                              810,264
      21,824   General Electric Co.                                 809,016
      15,358   Honeywell International                              945,592
      16,475   Illinois Tool Works, Inc.+                           882,072
      12,348   United Technologies Corp.                            945,116
---------------------------------------------------------------------------
                                                                  4,392,060
---------------------------------------------------------------------------
   TECHNOLOGY -- 17.5%
      30,558   Cisco Systems, Inc.*                                 827,205
      17,627   Hewlett-Packard Co.                                  889,811
      33,555   Intel Corp.                                          894,576
      24,286   Microsoft Corp.                                      864,582
      41,155   Oracle Corp.*                                        929,279
---------------------------------------------------------------------------
                                                                  4,405,453
---------------------------------------------------------------------------
   UTILITIES -- 3.8%
      22,994   AT&T, Inc.                                           955,631
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    25,188,851
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.2%
     913,360   BBH Securities Lending Fund **                       913,360
     163,570   Touchstone Institutional
               Money Market Fund ^                                  163,570
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     1,076,930
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.6%
(COST $25,223,714)                                          $    26,265,781
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.6%)                    (903,549)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    25,362,232
---------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $873,237.

**    Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

                                                                           31
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Mid Cap Growth Fund

SUB-ADVISED BY TCW INVESTMENT MANAGEMENT COMPANY LLC
               WESTFIELD CAPITAL MANAGEMENT COMPANY LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Mid Cap Growth Fund was 14.43% for the year ended December 31, 2007. The total return of the Russell Midcap(R) Growth Index was 11.43% for the same period.

2007 was a year of slowing economic growth in the United States, declining corporate profit growth, and a material pickup in equity market volatility. Growth stocks outperformed value stocks. Large cap stocks, which have a large percentage of their earnings coming from overseas, were the beneficiaries of a weaker U.S. dollar. For the year, growth indices were able to finish in positive territory. This shift in leadership put a clear end to the seven-year run of value outperforming growth.

TCW INVESTMENT MANAGEMENT COMPANY LLC
PORTFOLIO REVIEW

Our portion of the Fund benefited from its security selection and being properly positioned in Autos & Transportation, Consumer Discretionary, Health Care, and Utilities. In the Health Care sector, life science companies performed well along with several names in the equipment and supply industry. Energy security selection was driven by holdings Consol Energy and Murphy Oil. Security selection in Consumer Discretionary, Financial Services and Technology negatively affected performance for the year.

Given our bottom-up, fundamental research-driven investment process, we remain sanguine about the prospects for excellent returns from many portfolio holdings as overall market conditions improve and expect a continuation in the merger and acquisition activity next year, which has contributed to our past performance. Many portfolio holdings embody the same valuation metrics used by private equity investors in their effort to identify inefficiently priced securities. During the fourth quarter the following companies were sold to corporate acquirers:
Commerce Bancorp, Inc. and Tektronix, Inc.

Small- to medium-size companies in our investment universe have suffered the brunt of the market correction, compared to full-fledged bear markets of the past. Consequently, we have taken advantage of market distress to rebuild positions in the portfolio on a conviction-weighted basis. Portfolio holdings comprise companies with strong balance sheets, excellent management teams, and profitable business models.

CURRENT STRATEGY AND OUTLOOK

With the almost inevitable deceleration in U.S. growth and weakening corporate earnings, especially among financial intermediaries facing additional credit charge-offs, the consumer and the equity markets face significant headwinds as we enter 2008.

In order to forestall further deterioration in the credit markets, the U.S. Federal Reserve Board, the European Central Bank (ECB) and a host of other central banks have injected a tremendous amount of liquidity into the global financial system. Given the significant market correction across a broad cross section of equities, especially among small- to mid-size companies, it appears that stocks have already discounted a great deal of negative sentiment. Based on recent order input from a host of portfolio holdings, business conditions remain healthy, albeit at a more moderate pace. Worried that fragile financial conditions could precipitate a recession, it is likely the Fed will remain accommodative and avoid a recession, thus affording investors the opportunity today to purchase the stocks of many excellent companies at bargain prices that have significant appreciation potential.

   32
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------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

WESTFIELD CAPITAL MANAGEMENT COMPANY LLC
PORTFOLIO REVIEW

Our portfolio's holdings in the Consumer Discretionary sector accounted for significant outperformance. Its long-standing underweight of the Financial Services sector continued to enhance returns but the real driver of returns was the performance of a few key companies that demonstrated solid growth in a difficult environment. DeVry Inc., a for-profit education company, traded up sharply after reporting strong revenue and earnings growth and significant margin expansion on better-than-anticipated enrollment growth. While the opportunity to grow its online business and fill existing school capacity could drive margins higher, the company will likely see further improvement in enrollment growth should the U.S. employment picture deteriorate further. Gamestop, a retailer of video games and PC entertainment software, beat consensus estimates of earnings as they reaped the rewards of unprecedented breadth in new game platforms and their dominant position in the sale of used games. Dick's Sporting Goods reported solid earnings and demonstrated progress in the integration of recently acquired golf retailer, Golf Galaxy. We believe that new store growth can continue at a healthy clip as they have yet to expand west of the Mississippi and comparable store sales should be driven by share gains and new product introductions from Under Armour and other vendors.

Health Care stocks in the portfolio added to relative performance. Elan, along with its partner Wyeth, announced a decision to initiate Phase III trials of its drug for the treatment of Alzheimer's disease and inspired investor confidence in another leg of growth beyond its Multiple Sclerosis efforts. Invitrogen, a leading supplier of reagents and other supplies to medical researchers and biotech and pharmaceutical companies, transitioned from the integration of a number of acquisitions to a period of execution and beat Wall Street expectations in each quarter of the calendar year. With the sales force stabilized and re-energized, we think the top-line growth prospects continue to look compelling.

The Energy sector was the best-performing sector of the index and the portfolio overweight delivered modest outperformance. Stock selection, however, was the key to relative outperformance. Consol Energy, a coal producer, benefited from an improving supply/demand dynamic for thermal coal in international markets. Increasing exports and shrinking industry-wide inventory levels has put upward pressure on the price of the commodity. Grant Prideco, a manufacturer of drill pipe and premium tubulars, reported results well ahead of investor expectations. M&A activity among manufacturers of tubular products has highlighted the scarcity value of well-positioned companies in this area. Smith International, another oil well equipment services company, continues to capitalize on the increase in drilling activity worldwide. We continue to have confidence in the management team, its competitive positioning, and focus on consumable products.

The portfolio continued to have very little exposure to the Financial Services sector, which had a modestly positive impact on performance. Stock selection within this troubled sector, however, was good. State Street Corporation announced the acquisition of Investors Financial Services, a provider of custody, accounting and fund administration to the financial services industry. Merger and acquisition activity among big industry peers had kept us involved in this long-time holding as we anticipated the opportunity to take business from distracted competitors. IntercontinentalExchange, an electronic marketplace for trading commodity-related futures and options, added to returns as they continued to post solid earnings results and benefited from the extreme volatility in energy markets. Asset manager T. Rowe Price traded higher after posting solid results and healthy net asset flows in both the mutual fund and institutional businesses.

                                                                           33
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

--------------------------------------------------------------------------------

The biggest detractor from portfolio returns was stock selection in the Technology sector where a few negative developments weighed heavily on performance. Hurting results was Marvell, the communications integrated circuit manufacturer, as concerns about design wins for Apple's iPhone and yield issues associated with delayed transition to a new wafer fabricator hurt both investor psychology and the near-term fundamental outlook. While the transition has been delayed, it is temporary and we remain compelled by the broad iPhone opportunity despite some uncertainty about the 3G version of the phone due out next year. Semi-conductor manufacturer Maxim also restrained results. Despite robust growth prospects and margin expansion potential, a stock options investigation and delayed reporting of financial results damaged investor psychology regarding the stock.

CURRENT STRATEGY AND OUTLOOK

The outperformance of the portfolio in 2007 was broad-based with eight sectors contributing positively to relative returns. The results highlight the importance of focus on company-level fundamentals to the investment process. Consumer Discretionary, for example, was the greatest contributor to relative returns and among the most significant contributors to portfolio absolute returns for calendar year - despite an average weight well below that of the benchmark. Admittedly, a constructive view of Energy and a cautious view on Financials Services and Consumer Discretionary put the portfolio in an advantaged position. Those positions, however, were the byproduct of the bottom-up process. While it is clear that opportunities will emerge from out-of-favor industries and sectors, Westfield will focus on the bottom-up process to reveal them.

   34
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/07                   12/31/07                  12/31/07
          14.43%                     20.39%                     14.16%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/07
                                     275.91%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                         Touchstone                   Russell Mid Cap(R)
                          Mid Cap                           Growth
                        Growth Fund                     (Major Index)

12/31/97                   10,000                          10,000
12/31/98                   10,328                          11,786
12/31/99                   15,156                          17,831
12/31/00                   19,646                          15,736
12/31/01                   19,131                          12,565
12/31/02                   14,863                           9,121
12/31/03                   21,887                          13,017
12/31/04                   24,527                          15,032
12/31/05                   28,277                          16,850
12/31/06                   32,852                          18,647
12/31/07                   37,591                          20,778

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                                                           35
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

COMMON STOCKS -- 96.7%
   AUTOS AND TRANSPORTATION -- 0.7%
       7,400   Kirby Corp.*                                 $       343,952
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 13.8%
      14,085   Cheesecake Factory (The)*+                           333,955
      19,200   Coldwater Creek, Inc.*+                              128,448
      17,800   Corrections Corporation of America*                  525,278
      14,200   DeVry, Inc.                                          737,831
      12,200   Dick's Sporting Goods, Inc.*                         338,672
       9,900   GameStop Corp.*                                      614,889
      15,515   Gap, Inc. (The)                                      330,159
       9,000   Gaylord Entertainment Co.*                           364,230
       7,235   International Flavors & Fragrances, Inc.             348,221
      11,440   Jones Apparel Group                                  182,926
      10,325   Macy's, Inc.                                         267,108
      12,200   MSC Industrial Direct Co. - Class A                  493,734
      11,700   O'Reilly Automotive, Inc.*                           379,431
       8,734   Regis Corp.                                          244,203
       3,700   Snap-On, Inc.                                        178,488
       5,800   Tiffany & Co.                                        266,974
      15,300   VistaPrint, Ltd.*+                                   655,605
---------------------------------------------------------------------------
                                                                  6,390,152
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 0.8%
       9,500   Whole Foods Market, Inc.+                            387,600
---------------------------------------------------------------------------
   ENERGY -- 13.4%
       6,750   Cameron International Corp.*                         324,878
      15,800   Chesapeake Energy+                                   619,360
      21,200   CONSOL Energy, Inc.                                1,516,223
      12,400   Grant Prideco, Inc.*                                 688,324
       8,400   Hess Corp.+                                          847,224
       5,201   Murphy Oil Corp.                                     441,253
      10,800   Range Resources Corp.                                554,688
      11,800   Smith International, Inc.                            871,430
       4,780   Weatherford International, Ltd.*                     327,908
---------------------------------------------------------------------------
                                                                  6,191,288
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 11.6%
       3,170   Assurant, Inc.                                       212,073
      70,495   E*Trade Financial Corp.*+                            250,257
       9,875   Federated Investors, Inc. - Class B                  406,455
      24,565   Hudson City Bancorp, Inc.                            368,966
       2,700   Intercontinental  Exchange, Inc.*+                   519,750
      18,600   Knight Capital Group, Inc.*                          267,840
       5,120   Marshall & Ilsley Corp.                              135,578
      10,900   Moody's Corp.                                        389,130
      17,976   New York Community Bancorp, Inc.                     316,018
       3,400   Nymex Holdings, Inc.                                 454,274
      28,006   People's United Financial, Inc.                      498,507
      15,600   Sotheby's+                                           594,360
       9,900   T. Rowe Price Group, Inc.                            602,712
       8,985   Willis Group Holdings, Ltd.                          341,160
---------------------------------------------------------------------------
                                                                  5,357,080
---------------------------------------------------------------------------
   HEALTH CARE -- 21.0%
      11,000   Barr Pharmaceuticals, Inc.*                          584,100
       3,210   Beckman Coulter, Inc.                                233,688
      26,300   Celgene*                                           1,215,323
       9,600   DaVita, Inc.*                                        540,960
      19,100   DENTSPLY International, Inc.                         859,882
       8,405   Edwards Lifesciences Corp.*                          386,546
      59,300   Elan Corp. plc - ADR*                              1,303,415
      12,005   HEALTHSOUTH Corp.*+                                  252,105
       5,325   Hillenbrand Industries, Inc.                         296,762
       5,435   Hospira, Inc.*                                       231,748
       7,900   IDEXX Laboratories, Inc.*                            463,177
       7,000   Invitrogen Corp.*                                    653,870
      12,200   ResMed, Inc.*+                                       640,866
      13,400   Shire Pharmaceuticals Group plc - ADR                923,930
       7,110   Thermo Fisher Scientific, Inc.*                      410,105
      10,200   VCA Antech, Inc.*                                    451,146
      14,200   Vertex Pharmaceuticals, Inc.*                        329,866
---------------------------------------------------------------------------
                                                                  9,777,489
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 3.0%
       5,680   Cytec Industries, Inc.                               349,774
      10,300   Hexcel Corp.*                                        250,084
      10,800   Textron, Inc.                                        770,040
---------------------------------------------------------------------------
                                                                  1,369,898
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 13.9%
       3,190   Alliant Techsystems*                                 362,894
      13,900   AMETEK, Inc.                                         651,076
       1,475   ASML Holding N.V.                                     46,153
       9,320   Diebold, Inc.                                        270,094
       6,395   Dover                                                294,746
      10,800   Empresa Brasileira de Aeronautica S.A.               492,372
      12,600   IDEX Corp.                                           455,238
       8,800   ITT Industries, Inc.                                 581,152
       7,690   Joy Global, Inc.                                     506,156
       5,410   KLA-Tencor Corp.                                     260,546
       7,000   Lennar Corp. - Class A+                              125,230
       6,100   Mettler-Toledo International, Inc.*                  694,180
       4,080   SPX Corp.                                            419,628
       4,505   Teleflex, Inc.                                       283,860
      15,960   Teradyne*                                            165,026
       9,200   Thomas & Betts Corp.*                                451,168
       4,700   Toll Brothers, Inc.*                                  94,282
      11,201   Verigy, Ltd.*                                        304,331
---------------------------------------------------------------------------
                                                                  6,458,132
---------------------------------------------------------------------------
   TECHNOLOGY -- 17.5%
      14,535   ADC Telecommunications, Inc.*                        226,019
      12,700   Amdocs, Ltd.*                                        437,769
      12,590   Analog Devices, Inc.                                 399,103
      16,000   Autodesk, Inc.*                                      796,161
      17,600   BMC Software, Inc.*                                  627,264
      56,900   Brocade Communications Systems, Inc.*+               417,646
      17,500   Cognizant Technology Solutions Corp.*                593,950
       4,600   Cognos, Inc.*                                        264,822
       4,000   DRS Technologies, Inc.                               217,080

The accompanying notes are an integral part of the financial statements.

   36
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

    Shares                                                         Value

COMMON STOCKS -- 96.7% - CONTINUED
   TECHNOLOGY -- 17.5% - continued
       6,965   International Rectifier Corp.*               $       236,601
      49,185   LSI Logic*                                           261,172
      28,800   Marvell Technology Group Ltd.*                       402,624
      26,805   Maxim Integrated Products, Inc.                      709,797
      30,165   Micron Technology, Inc.*                             218,696
      11,500   Network Appliance, Inc.*                             287,040
      18,400   Red Hat, Inc.*+                                      383,456
      29,000   SAIC, Inc.*                                          583,480
      14,107   Sun Microsystems, Inc.*                              255,760
       4,500   Varian*                                              293,850
      24,125   Vishay Intertechnology*                              275,266
       6,340   Zebra Technologies Corp.*                            219,998
---------------------------------------------------------------------------
                                                                  8,107,554
---------------------------------------------------------------------------
   UTILITIES -- 1.0%
      15,800   Neustar, Inc. - Class A*+                            453,152
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    44,836,297
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 16.8%
   5,391,118   BBH Securities Lending Fund **                     5,391,118
   2,381,159   Touchstone Institutional
               Money Market Fund ^                                2,381,159
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     7,772,277
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 113.5%
(COST $48,024,982)                                          $    52,608,574
LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.5%)                 (6,252,774)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    46,355,800
---------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $5,221,843.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                                           37
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

COMMERCIAL PAPER -- 6.9%
$  3,726,000   Fortis Funding             4.30      1/2/08  $     3,725,555
   3,235,000   Charlotte NC
               COP Nascar Hall of Fame (LOC:
               KBC Bank N.V.)             5.40      2/8/08        3,235,000
---------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                      $     6,960,555
---------------------------------------------------------------------------
CORPORATE BONDS -- 30.6%
     585,000   Citigroup, Inc.            6.25      1/1/08          585,000
     925,000   National City
               Bank FRN                   5.30     1/10/08          925,010
     215,000   Bank One NA                3.70     1/15/08          214,855
   1,325,000   Credit Suisse
               FB USA, Inc.               4.63     1/15/08        1,324,732
   1,000,000   National City
               Bank FRN                   5.25     1/19/08          999,293
     500,000   AMSouth Bank NA            6.45      2/1/08          500,386
     175,000   Citigroup, Inc.            3.50      2/1/08          174,738
     250,000   JPMorgan
               Chase & Co.                4.00      2/1/08          249,694
     100,000   National Rural
               Utilities Finance
               Corp.                      6.20      2/1/08          100,068
     100,000   Bank of New York           3.75     2/15/08           99,766
     100,000   Mellon Funding
               Corp.                      6.70      3/1/08          100,179
     100,000   PNC Financial
               Services Group, Inc.       4.20     3/10/08           99,790
   3,000,000   Union Planters
               Bank NA                    6.50     3/15/08        3,008,030
   1,020,000   Key Bank NA                4.41     3/18/08        1,017,807
     250,000   Bank of America
               Corp.                      6.38     3/25/08          250,563
     600,000   Fortis Bank
               NY FRN                     5.15     3/31/08          598,851
     400,000   Bank of America
               Corp.                      6.25      4/1/08          400,709
     250,000   Morgan Stanley             3.63      4/1/08          248,851
   2,420,000   National City Corp.        3.20      4/1/08        2,406,820
     600,000   Wells Fargo Co.            3.50      4/4/08          597,276
     250,000   Wachovia Corp.             6.30     4/15/08          250,515
   1,010,000   Merrill Lynch
               & Co., Inc.                3.70     4/21/08        1,004,735
     100,000   Intl Lease
               Finance Corp.              4.50      5/1/08           99,719
     300,000   American Express           3.00     5/16/08          297,700
   3,005,000   Credit Suisse
               FB USA, Inc.               6.50      6/1/08        3,021,205
     500,000   Morgan Stanley
               Dean Witter               10.00     6/15/08          510,866
     195,000   Bank One Corp.             2.63     6/30/08          192,823
     210,000   General Electric
               Capital Corp.              8.50     7/24/08          213,502
     150,000   Bank One Corp.             6.00      8/1/08          150,518
     980,000   Wachovia Corp.             6.25      8/4/08          984,825
     500,000   Regions
               Financial Corp.            4.50      8/8/08          498,746
     100,000   Bank of America
               Corp.                      3.25     8/15/08           98,964
     800,000   US Bank NA                 4.40     8/15/08          796,674
     205,000   Wachovia Bank NA           4.38     8/15/08          204,182
     815,000   Caterpillar Financial
               Services Corp.             4.50      9/1/08          811,977
     300,000   Key Bank NA                7.50     9/15/08          305,389
     100,000   McDonald's Corp.           5.35     9/15/08          100,220
     320,000   Bank of
               Scotland plc, 144A         3.75     9/30/08          316,913
     775,000   JPMorgan
               Chase & Co.                5.75    10/15/08          779,456
     455,000   JPMorgan
               Chase & Co.                6.13    10/15/08          458,914
     455,000   Suntrust Banks             4.00    10/15/08          451,548
     100,000   UBS Paine
               Webber Group, Inc.         7.63    10/15/08          102,005
     525,000   Associates
               Corp. NA                   6.25     11/1/08          530,978
   1,650,000   National Rural
               Utilities                  5.75     11/1/08        1,662,258
   1,700,000   Citicorp MTN               6.38    11/15/08        1,718,802
   1,000,000   HSBC Finance
               Corp.                      4.13    12/15/08          990,618
     319,000   JPMorgan
               Chase & Co.                6.25     1/15/09          324,063
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                       $    30,780,533
---------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 5.9%
   2,000,000   South Euclid OH
               LTGO BANS
               Series 2007                5.50     1/29/08        2,000,000
   1,170,000   New Bedford
               MA LTGO BANS               5.75     2/15/08        1,170,464
     750,000   New Bedford
               MA LTGO BANS
               Series C                   5.50     2/15/08          750,096
     500,000   MI Mun Bd Auth
               Rev (PG-Group B)           5.46      6/1/08          499,977
     505,000   Munster IN
               UTGO Temp Ln
               Wts Series Two             5.25     6/30/08          505,046
   1,000,000   Butler Co OH
               LTGO BANS                  5.47      8/7/08        1,000,000
---------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                               $     5,925,583
---------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 51.9%
     320,000   Cabell Co WV
               Univ Facs Rev Var
               (Marshall Univ PJ-B)
               (LOC: Regions Bank)        5.40      1/1/08          320,000
   1,796,000   AK Indl Dev &
               Expt Auth (LOC:
               Wells Fargo Bank)          5.01      1/2/08        1,796,000
     610,000   Butler Co OH Cap
               Fdg Rev (CCAO
               Low Cost) (LOC:
               U.S. Bank NA)              5.14      1/2/08          610,000

The accompanying notes are an integral part of the financial statements.

   38
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

VARIABLE RATE DEMAND NOTES* -- 51.9% - CONTINUED
   $ 235,000   FL HFC MFH
               (Arlington) (LOC:
               Bank of America)           5.19      1/2/08  $       235,000
     385,000   Greenville SC
               Mem Aud (Bi-Lo
               Ctr) (LOC:
               Bank of America)           5.19      1/2/08          385,000
      95,000   St Johns Co FL
               HFA (Ponce
               Harbor Apts)
               (LOC: FNMA)                5.19      1/2/08           95,000
     185,000   Volusia Co FL
               HFA MFH (Sunrise
               Pointe) (LOC:
               Bank of America)           5.19      1/2/08          185,000
     825,000   Agra Enterprises
               LLC (LOC: U.S.
               Bank NA)                   5.15      1/3/08          825,000
     330,000   Albany NY Indl
               Dev Agy Civic Fac
               Rev (CHF Holland
               Proj-B) (LOC:
               Toronto Dominion
               Bank)                      5.16      1/3/08          330,000
     230,000   American
               Watchmakers
               (LOC: Fifth
               Third Bank)                5.06      1/3/08          230,000
     500,000   Assk Properties
               LC (LOC: Wells
               Fargo Bank)                5.00      1/3/08          500,000
     265,000   Aurora IL IDA Rev
               Ser B (LOC: National
               City Bank)                 5.16      1/3/08          265,000
     655,000   Bee-Holdings Inc
               (LOC: National
               City Bank)                 5.11      1/3/08          655,000
     420,000   Berks Co PA IDA
               Student Hsg Rev
               (CHF Kutztown - B)
               (LOC: Citibank NA)         5.16      1/3/08          420,000
     620,000   Corp Finance
               Managers (LOC:
               Wells Fargo Bank)          4.90      1/3/08          620,000
     336,000   CWB Investments
               LLC (LOC: Fifth
               Third Bank)                5.01      1/3/08          336,000
   1,525,000   Findlay Medical -
               Dental (LOC: Fifth
               Third Bank)                5.15      1/3/08        1,525,000
     337,000   Fitch Denney
               Funeral Home Inc
               (LOC: Federal
               Home Loan Bank)            5.01      1/3/08          337,000
     210,000   FL HFC MFH
               (Avalon Reserve)
               (LOC: FNMA)                5.16      1/3/08          210,000
     280,000   IL Fin Auth
               (Sunshine Thru Golf)
               (LOC: LaSalle Bank)        5.37      1/3/08          280,000
     338,000   Jackson Foods
               Stores Inc (LOC:
               Key Bank NA)               5.15      1/3/08          338,000
     858,000   Johnson Bible
               College (LOC:
               Amsouth Bank)              4.92      1/3/08          858,000
     530,000   Keltec Inc (LOC:
               National City Bank)        5.16      1/3/08          530,000
     720,000   Kenwood Lincoln
               Mercury (LOC:
               National City Bank)        5.06      1/3/08          720,000
     145,000   LA Local Govt
               Environment CDA
               (Northwestern
               St Univ) (LOC:
               Regions Bank)              4.94      1/3/08          145,000
     145,000   LA Local Govt
               Environment Facs
               CDA Rev
               (Northwestern
               St Univ-B)
               (LOC: Regions Bank)        4.94      1/3/08          145,000
     685,000   Lake Oswego OR
               Redev Agy Tax
               Increment Rev
               Ser B (LOC: Wells
               Fargo Bank)                4.90      1/3/08          685,000
   2,000,000   Lavonia O Frick
               Family Trust (LOC:
               Federal Home
               Loan Bank)                 5.00      1/3/08        2,000,000
   1,000,000   M&P Richfield LLC
               (LOC: National
               City Bank)                 5.06      1/3/08        1,000,000
   1,000,000   MI St Strat Fd
               Rev Ser B (Mot LLC)
               (LOC: JPMorgan
               Chase Bank)                4.90      1/3/08        1,000,000
   1,980,000   Miarko Inc (LOC:
               PNC Bank NA)               4.94      1/3/08        1,980,000
     360,000   Miklin Enterprises
               Inc (LOC: Federal
               Home Loan Bank)            5.01      1/3/08          360,000
   1,000,000   Mill St Village LLC
               (LOC: Federal
               Home Loan Bank)            5.06      1/3/08        1,000,000
   1,675,000   Mountain Agency
               Inc (LOC: U.S.
               Bank NA)                   5.01      1/3/08        1,675,000

The accompanying notes are an integral part of the financial statements.

                                                                           39
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

VARIABLE RATE DEMAND NOTES* -- 51.9% - CONTINUED
$  1,035,000   Mountain State
               Univ Inc WV Rev
               (LOC: Fifth Third
               Bank)                      5.01      1/3/08  $     1,035,000
     895,000   P&P Investment
               Co. Inc (LOC:
               National City Bank)        5.11      1/3/08          895,000
     800,000   PA St Higher
               Edl Facs Auth Rev
               (Univ of Scranton)
               (LOC: Wachovia
               Bank)                      5.10      1/3/08          800,000
     250,000   Pine Tree Country
               Club (LOC: Regions
               Bank)                      4.93      1/3/08          250,000
     365,000   Red Diamond, Inc.
               (LOC: Regions Bank)        4.96      1/3/08          365,000
   1,260,882   Rev Bd Ctf Ser
               2004-06 (Hunters
               Glen) (SPA: AIG)           5.05      1/3/08        1,260,882
   1,000,000   Rev Bd Ctf
               Ser 2004-10
               (Pebble Brook)
               (LOC: SPA: AIG)            5.05      1/3/08        1,000,000
     700,000   Rev Bd Ctf Ser
               2004-12 (Timber
               Lake) (SPA: AIG)           5.05      1/3/08          700,000
     614,000   Rev Bd Ctf Ser
               2004-15
               (Centennial)
               (SPA: AIG)                 5.06      1/3/08          614,000
   2,160,000   Rev Bd Ctf Ser
               2006-05 (Wildwood)
               (SPA: AIG)                 5.05      1/3/08        2,160,000
   2,000,000   Rev Bd Ctfs Ser
               2004-2 Class B
               (SPA: AIG)                 5.06      1/3/08        2,000,000
   3,000,000   Security Self-Storage
               (LOC: Fifth
               Third Bank)                4.91      1/3/08        2,999,999
   2,235,000   Springfield MO
               Redev Auth Rev
               (Univ Plaza Hotel)
               (LOC: Bank of
               America)                   5.06      1/3/08        2,235,000
     100,000   St. Ann's Medical
               Office (LOC:
               National City Bank)        5.06      1/3/08          100,000
     170,000   Suffolk Co NY
               IDA (Hampton
               Day School) (LOC:
               JPMorgan
               Chase Bank)                5.07      1/3/08          170,000
   1,755,000   Taylor Steel Inc
               (LOC: Key
               Bank NA)                   5.15      1/3/08        1,755,000
     480,000   Vista Funding
               Ser 01-B (LOC:
               U.S. Bank NA)              5.11      1/3/08          480,000
     775,000   VP Pack LLC
               (LOC: Federal
               Home Loan Bank)            5.01      1/3/08          775,000
   1,614,000   Wai Enterprises
               LLC Ser 2004
               (LOC: Federal
               Home Loan Bank)            5.14      1/3/08        1,614,000
     245,000   Watervliet NY
               Hsg Auth
               (Beltrone SR-B)
               (LOC: Citizens
               Bank)                      5.16      1/3/08          245,000
   2,610,000   Watsons Grand
               Rapids Properties
               LLC (LOC: U.S.
               Bank NA)                   5.14      1/3/08        2,610,000
     265,000   Westmoreland
               Co PA IDA
               (Greensburg
               Thermal) Ser B
               (LOC: PNC
               Bank NA)                   5.12      1/3/08          265,000
     490,000   Wilmington
               Iron & Metal Co.
               (LOC: JPMorgan
               Chase Bank)                5.16      1/3/08          490,000
   1,000,000   Woodland Land
               Co. (LOC:
               National City Bank)        5.11      1/3/08        1,000,000
   1,010,000   Community
               Christian School Inc
               (LOC: Southtrust
               Bank)                      5.20      1/4/08        1,010,000
     515,000   Diaz-Upton LLC
               (LOC: State
               Street Bank)               5.20      1/4/08          515,000
   2,000,000   CA St Enterprise
               Dev Auth IDR
               (Tri-Tool Inc - B)
               (LOC: Comerica
               Bank)                      5.05      1/7/08        2,000,000
     280,000   CFM International
               Inc (LOC: General
               Electric)                  4.67      1/7/08          280,000
---------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                           $    52,218,881
---------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   40
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

U.S. GOVERNMENT AGENCY OBLIGATION -- 1.0%
$  1,000,000   Overseas Private
               Investment
               Corp., FRN                 4.40      1/2/08  $     1,000,000
---------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 3.0%
   3,000,000   Deutsche Bank NY           4.40      1/1/08  $     3,000,000
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.3%
(COST $99,885,552)                                          $    99,885,552
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                       686,630
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $   100,572,182
---------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
COP - Certificate of Participation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
MTN - Medium Term Note
SPA - Stand-by Purchase Agreement
UTGO - Unlimited Tax General Obligation
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities were valued at $316,913 or 0.32% of net assets.

The accompanying notes are an integral part of the financial statements.

                                                                           41
                                                                           -----
                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Third Avenue Value Fund

SUB-ADVISED BY THIRD AVENUE MANAGEMENT LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Third Avenue Value Fund was -1.79% for the year ended December 31, 2007. The total return of the Russell 3000(R) Value Index was -1.01% for the same period.

Third Avenue adheres to a disciplined value approach to investing. It performs a thorough, bottom-up analysis to identify companies that are believed to be "safe and cheap," based on their financial strength, quality management teams, readily available financial information and disclosure, and prices below their private market values. Third Avenue also looks for companies with strong balance sheets, believed to be an indicator of a company's long term staying power and its ability to outperform in rough times.

PORTFOLIO REVIEW

The housing and credit-related malaise, which began in the summer of 2007, continued to weigh on U.S. financial markets for the remainder of the year. As such, it isn't surprising that key detractors from performance in 2007 on an absolute and relative basis included financial guarantors MBIA, Inc. and Radian, as well as real estate companies St. Joe Co. and Forest City Enterprises. Technology hardware company Lexmark also detracted from performance. We believe that despite lingering concerns about what the credit agencies will do with the guarantors' credit ratings or how long the housing market downturn will last, these companies continue to enjoy strong financial positions. We also believe that valuations have become increasingly compelling.

On the positive side, key contributors to performance were some of our commodity-related holdings. These included Korean steel maker Posco, energy companies EnCana and Whiting Petroleum, and agriculture company Agrium, all of which benefited from robust global commodity markets. Asset management firm Westwood Holdings Group was another key contributor.

Additionally, the Fund has benefited from "resource conversions" (e.g. mergers, takeovers), which means they are not necessarily reliant on the public markets for value realization. Resource conversions during 2007 included Bank of New York, which merged with Mellon; Bandag, which was acquired by Bridgestone Americas Holding; Pogo Producing Company, which was acquired by Plains Exploration & Production Co. and Nuveen Investments, which was purchased by a group of private equity investors.

CURRENT STRATEGY AND OUTLOOK

Third Avenue has a long term horizon and a value-oriented investment approach of identifying well-managed, well-capitalized businesses that we understand, trading at discounts to readily ascertainable net asset values. This disciplined approach has historically delivered excellent returns with limited downside over the long term, despite short term fluctuations that have prevailed in turbulent markets.

We believe the Fund remains well positioned for the long term. While market events related to credit and housing may continue to impact performance on a short term basis, we remain enthused about the long term prospects of our holdings as we believe they are companies that will emerge as "survivors" once the turbulence subsides.

   42
-----
----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------
                                     Ended
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/07                   12/31/07                  12/31/07
         (1.79%)                     18.72%                    10.00%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/07
                                     159.37%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                        GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                           Touchstone                 Russell 3000(R)
                          Third Avenue                     Value
                           Value Fund                  (Major Index)

12/31/97                     10,000                       10,000
12/31/98                     11,841                       11,350
12/31/99                     10,404                       12,105
12/31/00                     11,565                       13,078
12/31/01                     13,326                       12,512
12/31/02                     10,995                       10,612
12/31/03                     15,414                       13,917
12/31/04                     19,411                       16,275
12/31/05                     22,790                       17,390
12/31/06                     26,407                       21,274
12/31/07                     25,937                       21,059

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

                                                                           43
                                                                           -----
                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

COMMON STOCKS -- 66.7%
   AUTOS AND TRANSPORTATION -- 3.1%
     100,400   Superior Industries International, Inc.+     $     1,824,268
      35,000   Tidewater, Inc.                                    1,920,100
---------------------------------------------------------------------------
                                                                  3,744,368
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 4.3%
      60,800   Cross Country Healthcare, Inc.*                      865,792
      80,541   Handleman Company*                                   137,725
      57,150   JAKKS Pacific, Inc.*                               1,349,311
      31,200   Journal Communications, Inc.                         278,928
     126,800   LeapFrog Enterprises, Inc.*+                         853,364
       4,375   Liberty Media Corp. - Capital, Class A*              509,644
      36,875   Liberty Media Corp. - Interactive, Class A*          703,575
      32,000   Russ Berrie and Company, Inc.*                       523,520
---------------------------------------------------------------------------
                                                                  5,221,859
---------------------------------------------------------------------------
   ENERGY -- 9.4%
     164,093   Bronco Drilling Company, Inc.*                     2,436,781
      65,648   Cimarex Energy Company                             2,792,010
     225,774   Pioneer Drilling Company*                          2,682,195
      23,800   St. Mary Land & Exploration Company                  918,918
      44,200   Whiting Petroleum Corp.*                           2,548,572
---------------------------------------------------------------------------
                                                                 11,378,476
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 21.7%
      16,300   Alliance Data Systems Corp.*+                      1,222,337
      15,000   Ambac Financial Group, Inc.+                         386,550
      79,258   Bank of New York Mellon Corp.                      3,864,620
     131,737   Brookfield Asset
               Management, Inc. - Class A                         4,699,058
      79,700   Brookline Bancorp, Inc.                              809,752
       9,500   Capital Southwest Corp.+                           1,124,800
      18,800   CIT Group, Inc.                                      451,764
      28,250   Legg Mason, Inc.                                   2,066,488
      37,100   MBIA, Inc.+                                          691,173
      98,525   Millea Holdings, Inc. - ADR                        3,246,399
     145,460   NewAlliance Bancshares, Inc.+                      1,675,699
     103,950   Origen Financial, Inc.                               415,800
      61,800   Phoenix Companies, Inc. (The)                        733,566
      40,420   ProLogis                                           2,561,820
      33,000   Radian Group, Inc.+                                  385,440
      48,725   Westwood Holdings Group, Inc.                      1,832,060
---------------------------------------------------------------------------
                                                                 26,167,326
---------------------------------------------------------------------------
   HEALTH CARE -- 1.7%
      88,000   Pfizer, Inc.                                       2,000,240
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 12.8%
      84,000   Forest City Enterprises, Inc. - Class A            3,732,960
      74,474   Louisiana-Pacific Corp.                            1,018,804
     125,187   P.H. Glatfelter Company                            1,916,613
      36,300   POSCO - ADR+                                       5,459,883
      41,600   St. Joe Company (The)+                             1,477,216
      36,568   USG Corp.*+                                        1,308,769
      30,780   Westlake Chemical Corp.+                             584,512
---------------------------------------------------------------------------
                                                                 15,498,757
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 4.6%
      51,300   Alamo Group, Inc.                                    929,556
      30,000   Applied Materials, Inc.                              532,800
      76,000   Electro Scientific Industries, Inc.*               1,508,600
      30,600   Lexmark International, Inc. - Class A*+            1,066,716
      20,710   MDC Holdings, Inc.                                   768,962
      24,700   Skyline Corp.                                        724,945
---------------------------------------------------------------------------
                                                                  5,531,579
---------------------------------------------------------------------------
   TECHNOLOGY -- 9.1%
     169,000   AVX Corp.                                          2,267,980
      24,600   Bel Fuse, Inc. - Class B                             720,042
      62,600   Electronics For Imaging, Inc.*                     1,407,248
      75,000   Intel Corp.                                        1,999,500
      31,100   Sybase, Inc.*                                        811,399
     362,808   Sycamore Networks, Inc.*                           1,393,183
      30,700   Synopsys, Inc.*                                      796,051
     243,000   Tellabs, Inc.*                                     1,589,220
---------------------------------------------------------------------------
                                                                 10,984,623
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    80,527,228
---------------------------------------------------------------------------
FOREIGN STOCKS -- 18.2%
   AUTOS AND TRANSPORTATION -- 3.7%
     110,000   Toyota Industries Corp.                            4,511,150
---------------------------------------------------------------------------
   ENERGY -- 4.5%
      70,400   EnCana Corp.                                       4,784,384
      20,000   Nabors Industries, Ltd.*                             547,800
---------------------------------------------------------------------------
                                                                  5,332,184
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 4.3%
      20,000   Arch Capital Group Ltd.*                           1,407,000
     172,500   Investor AB - Class A                              3,809,169
---------------------------------------------------------------------------
                                                                  5,216,169
---------------------------------------------------------------------------
   HEALTH CARE -- 0.6%
      23,000   Daiichi Sankyo Company, Ltd.                         710,010
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 2.1%
      50,000   Mitsui Fudosan Co., Ltd.                           1,090,322
     100,000   TimberWest Forest Corp.                            1,489,437
---------------------------------------------------------------------------
                                                                  2,579,759
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 3.0%
     320,000   Hutchison Whampoa, Ltd.                            3,630,068
---------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                        $    21,979,340
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 29.4%
  16,878,039   BBH Securities Lending Fund **                    16,878,039
  18,635,489   Touchstone Institutional
               Money Market Fund^                                18,635,489
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $    35,513,528
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 114.3%
(COST $112,141,633)                                         $   138,020,096
LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.3%)                (17,302,773)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $   120,717,323
---------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $16,266,688.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

   44
-----
--------------------------
TOUCHSTONE VALUE PLUS FUND
--------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Value Plus Fund

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Value Plus Fund was -4.07% for the year ended December 31, 2007. The total return of the Russell 1000(R) Value Index was -0.17% for the same period.

The market, as defined by the Fund's benchmark, the Russell 1000(R) Value Index, experienced significant declines in two large sectors - Consumer Discretionary and Financial Services. The continuing strain placed on the credit and mortgage markets pushed Financial Services down for the year, with the banks declining the most. Defensive sectors led the market. Energy led all sectors in 2007, while Materials & Processing and Consumer Staples also increased.

PORTFOLIO REVIEW

Detracting from performance was the Fund's underweight in Energy, Utilities, and Materials & Processing. The Fund benefited from an underweight in Financial Services.

For the year, the Fund benefited from strong stock selection in the Consumer Staples, Technology, Producer Durables, and Utilities sectors. The stocks that had the greatest positive impact on the performance of the fund for the year included Cadbury Schweppes, Sony, Biosite, Plantronics, E.ON AG, France Telecom, and Deutsche Telekom. The stocks that had the greatest negative impact on the performance of the Fund for the year included Merrill Lynch, Fremont General, Countrywide Financial, Amgen, Citigroup and Wolseley PLC.

CURRENT STRATEGY AND OUTLOOK

We continue to look for businesses that we believe are being mispriced by the market. As a result, we are generally finding value opportunities in the Consumer Discretionary and Financial Services sectors and are constructively adding to positions with the best risk/reward ratios. We have made significant changes to our Financial Services holdings by eliminating ten positions throughout the year and by concentrating on what we believe to be more attractive stocks in that sector.

                                                                           45
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE VALUE PLUS FUND
                                                      --------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                  Since
           Ended                      Ended                  Inception
         12/31/07                   12/31/07                  05/01/98
         (4.07%)                     10.97%                    4.10%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                    05/01/98
                                     47.45%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                           Touchstone                 Russell 1000(R)
                           Value Plus                      Value
                              Fund                     (Major Index)

05/01/98                     10,000                       10,000
12/31/98                     10,211                       10,287
12/31/99                     11,745                       11,043
12/31/00                     12,055                       11,817
12/31/01                     11,949                       11,157
12/31/02                      8,764                        9,425
12/31/03                     11,369                       12,255
12/31/04                     12,567                       14,276
12/31/05                     12,840                       15,283
12/31/06                     15,370                       18,683
12/31/07                     14,745                       18,652

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1998.

   46
-----
--------------------------
TOUCHSTONE VALUE PLUS FUND
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

COMMON STOCKS -- 97.7%
   AUTOS AND TRANSPORTATION -- 4.4%
       6,688   Norfolk Southern Corp.                       $       337,343
      14,342   Werner Enterprises, Inc.+                            244,244
---------------------------------------------------------------------------
                                                                    581,587
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 9.1%
       1,194   Home Depot, Inc.                                      32,166
       1,817   Sears Holdings Corp.*+                               185,425
       8,012   Sony Corp. - ADR                                     435,052
      12,534   Time Warner Cable, Inc. - Class A*                   345,938
      14,550   Wolseley PLC - ADR+                                  211,121
---------------------------------------------------------------------------
                                                                  1,209,702
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 8.7%
      13,340   Cadbury Schweppes PLC - ADR                          658,596
       3,593   Casey's General Stores, Inc.                         106,389
      11,953   Kraft Foods, Inc. - Class A                          390,026
---------------------------------------------------------------------------
                                                                  1,155,011
---------------------------------------------------------------------------
   ENERGY -- 14.9%
       3,679   ConocoPhillips                                       324,856
       7,203   Eni S.p.A. - ADR                                     521,714
       4,238   Exxon Mobil Corp.                                    397,058
       9,270   Repsol YPF, S.A. - ADR                               330,290
       9,367   Swift Energy Co.*                                    413,178
---------------------------------------------------------------------------
                                                                  1,987,096
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 15.1%
       4,528   American International Group, Inc.                   263,982
       8,445   Bank of America Corp.                                348,441
      10,159   Citigroup, Inc.                                      299,081
      16,337   J.P. Morgan Chase & Co.                              713,110
       4,165   Merrill Lynch & Co., Inc.                            223,577
       8,552   National City Corp.                                  140,766
---------------------------------------------------------------------------
                                                                  1,988,957
---------------------------------------------------------------------------
   HEALTH CARE -- 12.3%
       8,525   Amgen, Inc.*                                         395,901
       6,541   Johnson & Johnson                                    436,285
       9,353   Novartis AG - ADR                                    507,962
       6,616   Sanofli-Aventis - ADR                                301,226
---------------------------------------------------------------------------
                                                                  1,641,374
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 5.7%
      13,343   Amcor Ltd. - ADR                                     323,824
      21,035   Ferro Corp.                                          436,055
---------------------------------------------------------------------------
                                                                    759,879
---------------------------------------------------------------------------
   OTHER -- 2.8%
       3,965   iShares Dow Jones U.S.
               Financial Sector Index Fund+                         373,265
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 8.7%
      12,903   General Electric Co.                                 478,315
       9,169   Lexmark International, Inc.*+                        319,631
      13,724   Plantronics, Inc.                                    356,824
---------------------------------------------------------------------------
                                                                  1,154,770
---------------------------------------------------------------------------
   TECHNOLOGY -- 3.8%
       5,342   Intel Corp.                                          142,418
      22,568   Motorola, Inc.                                       361,990
---------------------------------------------------------------------------
                                                                    504,408
---------------------------------------------------------------------------
   UTILITIES -- 12.2%
      22,265   Deutsche Telekom AG - ADR                            482,483
       7,453   E. ON AG - ADR                                       523,572
       6,908   France Telecom SA                                    246,132
       8,585   Verizon Communications, Inc.                         375,079
---------------------------------------------------------------------------
                                                                  1,627,266
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    12,983,315
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 11.0%
   1,134,316   BBH Securities Lending Fund **                     1,134,316
     331,241   Touchstone Institutional
               Money Market Fund^                                   331,241
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     1,465,557
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 108.7%
(COST $13,797,505)                                          $    14,448,872
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.7%)                  (1,151,543)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    13,297,329
---------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $1,100,266.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                                           47
                                                                           -----
                                                            --------------------
                                                            TOUCHSTONE ETF FUNDS
                                                            --------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

TOUCHSTONE ETF FUNDS

SUB-ADVISED BY TODD INVESTMENT ADVISORS, INC.

Touchstone Aggressive ETF Fund
Touchstone Conservative ETF Fund
Touchstone Enhanced ETF Fund
Touchstone Moderate ETF Fund

Four Exchange Traded Funds (ETF) of Funds are available for investors seeking "lifestyle" products for their annuity holdings. Strategic options include the Conservative, Moderate and Aggressive ETF Funds. These funds use asset allocations of up to nine ETFs that should not change dramatically over time, with higher bond weights for the more conservative funds, and lower bond weights for the more aggressive funds. The fourth option, the Enhanced ETF Fund, uses a tactical asset allocation in an effort to generate better returns.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Conservative ETF Fund was 5.76% for the year ended December 31, 2007. The total return of the Lehman Brothers U.S. Aggregate Index was 6.97% for the same period. The total return of the Touchstone Moderate ETF Fund was 5.24%, Touchstone Aggressive ETF Fund was 5.12% and Touchstone Enhanced ETF Fund was 4.03%. The total return of the S&P 1500 Composite Index was 5.55% for the same period. The specific blended benchmark returns were 6.57% for the Touchstone Conservative ETF Fund, 6.22% for the Touchstone Moderate ETF Fund, 5.90% for the Touchstone Aggressive ETF Fund and 5.73% for the Touchstone Enhanced ETF Fund.

The Touchstone Conservative ETF Fund, Touchstone Moderate ETF Fund and Touchstone Aggressive ETF Fund modestly trailed their respective benchmarks. The Touchstone Enhanced ETF Fund underperformed its benchmark for the year as well. For the year, small-cap and mid-cap stocks underperformed larger-cap stocks. Growth outperformed value in 2007. The Funds' asset allocations favored mid-cap and small-cap stocks versus the larger ones. This hurt performance in 2007. Within these asset classes, the Funds were overweight value stocks over growth stocks.

PORTFOLIO REVIEW

The market has seen a change in leadership since the subprime mortgage markets faltered and 2007 proved to be a turning point for many trends that have been in place for the past several years. In general, bonds outperformed stocks for the year as investors took risk out of their portfolios. Most growth indexes outperformed value indexes by over 10% after seven years of underperformance. Large cap and high quality investing also made comebacks, as the market shifted from the risk-seeking behavior of the 2003 to 2007 era to a more conservative posture due to subprime issues.

Value and small cap had prevailed over growth and large cap for the past seven years until the recent shift. These style shifts tend to last for years, not quarters. We will be mindful of this as we make decisions to reallocate the Funds' assets at their respective rebalancing periods.

   48
-----
------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/07                    7/16/04
                         5.12%                      9.21%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     35.62%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                                Blend:
                                                          80% S&P 1500 - 20%
                      Touchstone                           Lehman Brothers
                      Aggressive         S&P 1500           U.S. Aggregate
                       ETF Fund       (Major Index)         (Minor Index)

 7/16/2004              10,000            10,000               10,000
 9/30/2004              10,100            10,168               10,184
12/31/2004              10,862            11,147               10,988
 3/31/2005              10,661            10,925               10,802
 6/30/2005              10,853            11,113               11,016
 9/30/2005              11,184            11,534               11,335
12/31/2005              11,365            11,781               11,542
 3/31/2006              11,858            12,353               11,976
 6/30/2006              11,707            12,142               11,811
 9/30/2006              12,180            12,728               12,356
12/31/2006              12,901            13,593               13,059
 3/31/2007              13,105            13,750               13,219
 6/30/2007              13,706            14,605               13,863
 9/30/2007              13,911            14,848               14,126
12/31/2007              13,562            14,346               13,829

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                                           49
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/07                    7/16/04
                         5.76%                      6.50%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     24.34%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                                Blend:
                                                          35% S&P 1500 - 65%
                      Touchstone      Lehman Brothers      Lehman Brothers
                     Conservative        Aggregate          U.S. Aggregate
                       ETF Fund        (Major Index)        (Minor Index)

 7/16/2004              10,000            10,000               10,000
 9/30/2004              10,121            10,248               10,220
12/31/2004              10,523            10,345               10,628
 3/31/2005              10,412            10,296               10,521
 6/30/2005              10,655            10,606               10,790
 9/30/2005              10,756            10,534               10,885
12/31/2005              10,871            10,597               11,009
 3/31/2006              11,044            10,528               11,150
 6/30/2006              10,942            10,520               11,077
 9/30/2006              11,358            10,920               11,539
12/31/2006              11,757            11,056               11,906
 3/31/2007              11,920            11,222               12,070
 6/30/2007              12,166            11,163               12,292
 9/30/2007              12,431            11,480               12,591
12/31/2007              12,434            11,825               12,688

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

   50
-----
----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/07                    7/16/04
                         4.03%                      11.17%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     44.26%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                                Blend:
                                                          90% S&P 1500 - 10%
                     Touchstone                             Lehman Brothers
                      Enhanced           S&P 1500           U.S. Aggregate
                      ETF Fund        (Major Index)          (Minor Index)

 7/16/2004              10,000            10,000               10,000
 9/30/2004              10,159            10,168               10,176
12/31/2004              11,334            11,147               11,068
 3/31/2005              11,063            10,925               10,864
 6/30/2005              11,324            11,113               11,065
 9/30/2005              11,826            11,534               11,434
12/31/2005              12,018            11,781               11,661
 3/31/2006              13,052            12,353               12,164
 6/30/2006              12,681            12,142               11,976
 9/30/2006              12,851            12,728               12,541
12/31/2006              13,867            13,593               13,324
 3/31/2007              14,140            13,750               13,483
 6/30/2007              14,889            14,606               14,231
 9/30/2007              14,959            14,850               14,485
12/31/2007              14,426            14,346               14,088

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                                           51
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/07                    7/16/04
                        5.24%                       7.99%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     30.49%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                                Blend:
                                                          60% S&P 1500 - 40%
                      Touchstone                            Lehman Brothers
                       Moderate          S&P 1500           U.S. Aggregate
                       ETF Fund       (Major Index)         (Minor Index)

 7/16/2004              10,000            10,000               10,000
 9/30/2004              10,120            10,168               10,200
12/31/2004              10,751            11,147               10,828
 3/31/2005              10,589            10,925               10,678
 6/30/2005              10,821            11,113               10,917
 9/30/2005              11,032            11,534               11,135
12/31/2005              11,173            11,781               11,305
 3/31/2006              11,515            12,353               11,605
 6/30/2006              11,384            12,142               11,482
 9/30/2006              11,837            12,728               11,990
12/31/2006              12,399            13,593               12,538
 3/31/2007              12,581            13,750               12,700
 6/30/2007              12,998            14,606               13,148
 9/30/2007              13,232            14,850               13,429
12/31/2007              13,049            14,346               13,318

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

   52
-----
------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 97.7%
      36,980   iShares Lehman Aggregate
               Bond Fund                                    $     3,729,802
      39,690   iShares MSCI EAFE Index Fund                       3,117,650
       7,900   iShares S&P 500 Index Fund                         1,158,456
      52,190   iShares S&P 500/BARRA
               Growth Index Fund                                  3,648,081
      65,050   iShares S&P 500/BARRA
               Value Index Fund                                   4,973,072
      11,280   iShares S&P MidCap
               400/BARRA Growth Index Fund                        1,008,996
      11,300   iShares S&P MidCap
               400/BARRA Value Index Fund                           898,802
       1,380   iShares S&P SmallCap
               600/BARRA Growth Index Fund                          186,038
       7,400   iShares S&P SmallCap
               600/BARRA Value Index Fund                           518,000
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                 $    19,238,897
---------------------------------------------------------------------------
INVESTMENT FUND -- 1.2%
     229,608   Touchstone Institutional
               Money Market Fund^                           $       229,608
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.9%
(COST $18,444,227)                                          $    19,468,505
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%                       222,453
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    19,690,958
---------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

The accompanying notes are an integral part of the financial statements.

                                                                           53
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.6%
      22,430   iShares Lehman 1-3 Year
               Treasury Bond Fund                           $     1,842,625
     121,560   iShares Lehman Aggregate
               Bond Fund                                         12,260,541
      22,870   iShares MSCI EAFE Index Fund                       1,796,439
       3,020   iShares S&P 500 Index Fund                           442,853
      29,950   iShares S&P 500/BARRA
               Growth Index Fund                                  2,093,505
      36,240   iShares S&P 500/BARRA
               Value Index Fund                                   2,770,547
       5,190   iShares S&P MidCap
               400/BARRA Growth Index Fund                          464,246
       5,260   iShares S&P MidCap
               400/BARRA Value Index Fund                           418,380
       1,610   iShares S&P SmallCap
               600/BARRA Growth Index Fund                          217,044
       2,890   iShares S&P SmallCap
               600/BARRA Value Index Fund                           202,300
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                 $    22,508,480
---------------------------------------------------------------------------
INVESTMENT FUND -- 0.9%
     200,236   Touchstone Institutional
               Money Market Fund^                           $       200,236
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.5%
(COST $22,060,734)                                          $    22,708,716
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                       121,209
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    22,829,925
---------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

The accompanying notes are an integral part of the financial statements.

   54
-----
----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007


    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.3%
      14,180   iShares Lehman Aggregate
               Bond Fund                                    $     1,430,195
     121,140   iShares MSCI EAFE Index Fund                       9,515,547
      19,440   iShares S&P 500/BARRA
               Growth Index Fund                                  1,358,856
      16,330   iShares S&P 500/BARRA
               Value Index Fund                                   1,248,429
     109,180   iShares S&P MidCap
               400/BARRA Growth Index Fund                        9,766,150
     113,150   iShares S&P MidCap
               400/BARRA Value Index Fund                         8,999,951
      69,700   iShares S&P SmallCap
               600/BARRA Growth Index Fund                        9,396,257
      16,770   iShares S&P SmallCap
               600/BARRA Value Index Fund                         1,173,900
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                 $    42,889,285
---------------------------------------------------------------------------
INVESTMENT FUND -- 1.0%
     451,041   Touchstone Institutional
               Money Market Fund^                           $       451,041
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.3%
(COST $43,688,251)                                          $    43,340,326
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                       295,930
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    43,636,256
---------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

The accompanying notes are an integral part of the financial statements.

                                                                           55
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

    Shares                                                         Value
EXCHANGE TRADED FUNDS -- 98.3%
     187,070   iShares Lehman Aggregate
               Bond Fund                                    $    18,867,880
      72,380   iShares MSCI EAFE Index Fund                       5,685,449
      12,840   iShares S&P 500 Index Fund                         1,882,858
      98,390   iShares S&P 500/BARRA
               Growth Index Fund                                  6,877,461
     124,440   iShares S&P 500/BARRA
               Value Index Fund                                   9,513,438
      16,410   iShares S&P MidCap
               400/BARRA Growth Index Fund                        1,467,875
      22,410   iShares S&P MidCap
               400/BARRA Value Index Fund                         1,782,491
       3,440   iShares S&P SmallCap
               600/BARRA Growth Index Fund                          463,746
      12,230   iShares S&P SmallCap
               600/BARRA Value Index Fund                           856,100
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                 $    47,397,298
---------------------------------------------------------------------------
INVESTMENT FUND -- 1.0%
     488,746   Touchstone Institutional
               Money Market Fund^                           $       488,746
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.3%
(COST $46,003,382)                                          $    47,886,044
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                       350,520
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    48,236,564
---------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

The accompanying notes are an integral part of the financial statements.

   56
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 2007

                                                                                     TOUCHSTONE                     TOUCHSTONE
                                                                    TOUCHSTONE         BARON         TOUCHSTONE    EAGLE CAPITAL
                                                                     BALANCED        SMALL CAP       CORE BOND     APPRECIATION
                                                                       FUND            FUND            FUND            FUND
ASSETS:
Investments, at cost                                              $ 26,577,847    $ 23,419,558    $ 39,380,813     $ 34,685,852
-------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                            $     25,489    $    432,215    $  2,011,452     $  3,178,669
Non-affiliated securities, at market value                          27,708,340      31,543,580      37,406,668       33,022,507
-------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $827,452, $5,569,968 and        $ 27,733,829    $ 31,975,795    $ 39,418,120     $ 36,201,176
   $767,846 of securities loaned for the Balanced Fund,
   the Baron Small Cap Fund, and the Eagle Capital
   Appreciation Fund, respectively
Cash                                                                   105,620              --              --               --
Receivable for:
   Dividends                                                            15,862          16,970           3,621           38,885
   Interest                                                             82,504           1,545         291,327           14,374
   Fund shares sold                                                     11,989           4,159              --               --
   Securities lending income                                               357           3,141              --               --
   Tax reclaim receivable                                                  228              --              --               --
-------------------------------------------------------------------------------------------------------------------------------
          Total assets                                              27,950,389      32,001,610      39,713,068       36,254,435
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                         835,516       5,732,512              --          791,772
   Fund shares redeemed                                                 35,628           2,506          20,251           22,668
   Investments purchased                                               105,620              --              --          323,726
Payable to Investment Advisor                                           12,434          23,750          17,453           22,601
Payable to other affiliates                                              2,823           7,768           3,277            7,181
Payable to Trustees                                                      2,052           2,051           2,050            2,052
Other accrued expenses                                                  20,147          17,171          22,737           17,640
-------------------------------------------------------------------------------------------------------------------------------
          Total liabilities                                          1,014,220       5,785,758          65,768        1,187,640
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                        $ 26,936,169    $ 26,215,852    $ 39,647,300     $ 35,066,795
-------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)             1,737,726       1,277,688       3,839,526        2,313,971
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share    $      15.50    $      20.52    $      10.33     $      15.15
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                $ 22,610,093    $ 14,271,592    $ 38,810,800     $ 36,565,245
   Accumulated net investment income                                   531,581             244       1,783,848          463,116
   Accumulated net realized gains (losses) on investments
      and foreign currency transactions                              2,638,525       3,387,779        (984,655)      (3,476,890)
   Net unrealized appreciation on investments
      and foreign currency transactions                              1,155,970       8,556,237          37,307        1,515,324
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                       $ 26,936,169    $ 26,215,852    $ 39,647,300     $ 35,066,795
===============================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           57
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

                                                                       TOUCHSTONE                       TOUCHSTONE       TOUCHSTONE
                                                                        GROWTH &       TOUCHSTONE        LARGE CAP         MID CAP
                                                                         INCOME        HIGH YIELD      CORE EQUITY         GROWTH
                                                                          FUND            FUND             FUND             FUND
ASSETS:
Investments, at cost                                                  $ 23,960,236    $ 28,986,487     $ 25,223,714    $ 48,024,982
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                $    445,489    $    515,123     $    163,570    $  2,381,159
Non-affiliated securities, at market value                              25,418,017      27,130,565       26,102,211      50,227,415
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $723,681, $180,884, $873,237 and    $ 25,863,506    $ 27,645,688     $ 26,265,781    $ 52,608,574
        $5,221,843 of securities loaned for the Growth & Income
        Fund, the High Yield Fund, the Large Cap Core Equity
        Fund and the Mid Cap Growth Fund, respectively
Receivable for:
   Dividends                                                                36,083              --           42,550          19,842
   Interest                                                                  1,888         527,164            1,646           8,879
   Fund shares sold                                                             --              16              181          11,752
   Investments sold                                                             --              --               --          12,046
   Securities lending income                                                   149             209              179           1,499
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                    25,901,626      28,173,077       26,310,337      52,662,592
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                             738,889         195,489          913,360       5,391,118
   Fund shares redeemed                                                    104,139          24,316            3,465         231,006
   Investments purchased                                                        --              --               --         620,376
Payable to Investment Advisor                                               12,779           8,599            8,030          31,247
Payable to other affiliates                                                  2,863           3,342            3,243          10,527
Payable to Trustees                                                          2,357           2,051            2,798           2,051
Other accrued expenses                                                      18,019          20,786           17,209          20,467
-----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                  879,046         254,583          948,105       6,306,792
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $ 25,022,580    $ 27,918,494     $ 25,362,232    $ 46,355,800
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                 2,559,100       3,514,894        2,260,393       2,498,308
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share        $       9.78    $       7.94     $      11.22    $      18.55
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                    $ 21,551,155    $ 28,729,319     $ 20,588,649    $ 36,762,453
   Accumulated net investment income                                       470,207       2,349,654          499,159              --
   Accumulated net realized gains (losses) on investments                1,097,948      (1,819,680)       3,232,357       5,009,755
   Net unrealized appreciation (depreciation) on investments             1,903,270      (1,340,799)       1,042,067       4,583,592
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                           $ 25,022,580    $ 27,918,494     $ 25,362,232    $ 46,355,800
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   58
-----
--------------------------------
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--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                       TOUCHSTONE        TOUCHSTONE
                                                                          MONEY         THIRD AVENUE      TOUCHSTONE
                                                                          MARKET            VALUE         VALUE PLUS
                                                                           FUND             FUND             FUND
ASSETS:
Investments, at cost                                                 $  99,885,552     $ 112,141,633    $  13,797,505
---------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                               $          --     $  18,635,489    $     331,241
Non-affiliated securities, at market value                              99,885,552       119,384,607       14,117,631
---------------------------------------------------------------------------------------------------------------------
Investments, at value - including $16,266,688 and $1,100,266         $  99,885,552     $ 138,020,096    $  14,448,872
        of securities loaned for the Third Avenue Value Fund
        and the Value Plus Fund, respectively
Cash                                                                        13,017                --               --
Receivable for:
   Dividends                                                                    --            56,716           11,452
   Interest                                                              1,053,775            78,811            1,564
   Fund shares sold                                                             --             8,115            1,282
   Securities lending income                                                    --            14,754              525
---------------------------------------------------------------------------------------------------------------------
        Total assets                                                   100,952,344       138,178,492       14,463,695
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                                  --        16,878,039        1,134,316
   Fund shares redeemed                                                         --           207,649            4,034
   Investments purchased                                                   324,063           250,948               --
Payable to Investment Advisor                                               15,689            82,240            5,100
Payable to other affiliates                                                  4,903            19,876            3,248
Payable to Trustees                                                          1,366             2,031            2,055
Other accrued expenses                                                      34,141            20,386           17,613
---------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                  380,162        17,461,169        1,166,366
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                           $ 100,572,182     $ 120,717,323    $  13,297,329
---------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS I SHARES
   Net assets attributable to Class I shares                         $  44,987,854     $ 120,717,323    $  13,297,329
   Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value)              44,972,801         4,521,470        1,091,769
   Net asset value, offering price and redemption price per share    $        1.00     $       26.70    $       12.18
PRICING OF CLASS SC SHARES
   Net assets attributable to Class SC shares                        $  55,584,328     $          --    $          --
   Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value)              55,589,824                --               --
   Net asset value, offering price and redemption price per share    $        1.00     $          --    $          --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                   $ 100,921,543     $  85,172,374    $  14,298,105
   Accumulated net investment income                                            --         1,369,720          188,179
   Accumulated net realized gains (losses) on investments
     and foreign currency transactions                                    (349,361)        8,296,766       (1,840,322)
   Net unrealized appreciation on investments
     and foreign currency transactions                                          --        25,878,463          651,367
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                          $ 100,572,182     $ 120,717,323    $  13,297,329
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           59
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

                                                                      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE       TOUCHSTONE
                                                                      AGGRESSIVE     CONSERVATIVE      ENHANCED         MODERATE
                                                                          ETF             ETF            ETF              ETF
                                                                          FUND            FUND           FUND             FUND
ASSETS:
Investments, at cost                                                 $ 18,444,227    $ 22,060,734    $ 43,688,251     $ 46,003,382
----------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                               $    229,608    $    200,236    $    451,041     $    488,746
Non-affiliated securities, at market value                             19,238,897      22,508,480      42,889,285       47,397,298
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                                $ 19,468,505    $ 22,708,716    $ 43,340,326     $ 47,886,044
Receivable for:
   Dividends                                                              149,274         130,862         330,745          324,852
   Interest                                                                   865           1,218           1,597            2,297
   Fund shares sold                                                       127,315              --           5,419           72,136
   Investments sold                                                            --          23,182              --               --
Receivable from Investment Advisor                                            418              --              --               --
----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                   19,746,377      22,863,978      43,678,087       48,285,329
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Fund shares redeemed                                                     2,769           7,386           8,511            8,335
   Investments purchased                                                   32,067              --              --               --
Payable to Investment Advisor                                                  --           4,515          10,817           13,917
Payable to other affiliates                                                 3,158           2,791           3,397            2,777
Payable to Trustees                                                         1,378           1,380           1,373            1,377
Other accrued expenses                                                     16,047          17,981          17,733           22,359
----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                  55,419          34,053          41,831           48,765
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                           $ 19,690,958    $ 22,829,925    $ 43,636,256     $ 48,236,564
----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS I SHARES
   Net assets attributable to Class I shares                         $ 12,610,011    $ 16,196,612    $ 39,525,708     $ 29,016,823
   Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value)                993,164       1,358,632       2,848,071        2,302,074
   Net asset value, offering price and redemption price per share    $      12.70    $      11.92    $      13.88     $      12.60
PRICING OF CLASS SC SHARES
   Net assets attributable to Class SC shares                        $  7,080,947    $  6,633,313    $  4,110,548     $ 19,219,741
   Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value)                559,782         558,315         296,791        1,530,975
   Net asset value, offering price and redemption price per share    $      12.65    $      11.88    $      13.85     $      12.55
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                   $ 16,945,749    $ 21,050,916    $ 36,428,116     $ 44,569,513
   Accumulated net investment income                                      408,923         664,640         554,659        1,055,258
   Accumulated net realized gains on investments                        1,312,008         466,387       7,001,406          729,131
   Net unrealized appreciation (depreciation) on investments            1,024,278         647,982        (347,925)       1,882,662
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                          $ 19,690,958    $ 22,829,925    $ 43,636,256     $ 48,236,564
==================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   60
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                            For the Year Ended December 31, 2007

                                                                                    TOUCHSTONE                       TOUCHSTONE
                                                                   TOUCHSTONE         BARON         TOUCHSTONE      EAGLE CAPITAL
                                                                    BALANCED        SMALL CAP        CORE BOND      APPRECIATION
                                                                      FUND             FUND             FUND             FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                           $     21,702     $     21,851     $     86,873     $    113,204
   Dividends from non-affiliated securities (a)                        306,044          179,271           25,340          643,987
   Interest                                                            459,959              204        1,951,761               95
   Income from securities loaned                                         1,143           20,145               --            2,691
---------------------------------------------------------------------------------------------------------------------------------
        Total investment income                                        788,848          221,471        2,063,974          759,977
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                            236,195          299,726          209,417          261,882
   Administration fees                                                  59,049           57,091           76,152           69,836
   Compliance fees and expenses                                          1,486            2,030            1,934            1,646
   Custody fees                                                         14,238            7,173            5,918            3,153
   Professional fees                                                    17,555           17,218           17,912           17,263
   Transfer Agent fees                                                  30,000           30,000           30,000           30,000
   Trustee fees                                                          5,119            4,756            4,761            5,554
   Other expenses                                                       17,946            7,411           17,643            6,365
---------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                 381,588          425,405          363,737          395,699
        Fees waived by the Investment Advisor                          (55,962)              --           (1,950)              --
        Fees waived by the Administrator                               (59,049)              --          (76,152)         (25,685)
        Fees reduced by Custodian                                         (887)              --               --           (3,153)
---------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                   265,690          425,405          285,635          366,861
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           523,158         (203,934)       1,778,339          393,116
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
        Investments                                                  2,652,877        3,647,541           63,397        2,174,819
        Foreign currency                                                (7,151)              --               --               --
---------------------------------------------------------------------------------------------------------------------------------
                                                                     2,645,726        3,647,541           63,397        2,174,819
---------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on:
        Investments                                                 (1,526,515)      (2,617,954)         190,518       (2,774,675)
        Foreign currency                                                10,128               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
                                                                    (1,516,387)      (2,617,954)         190,518       (2,774,675)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                              1,129,339        1,029,587          253,915         (599,856)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $  1,652,497     $    825,653     $  2,032,254     $   (206,740)
=================================================================================================================================

(a) Net of foreign tax withholding of:                            $      2,990     $         --     $         --     $         --

The accompanying notes are an integral part of the financial statements.

                                                                           61
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

                                                                        TOUCHSTONE                      TOUCHSTONE      TOUCHSTONE
                                                                         GROWTH &      TOUCHSTONE       LARGE CAP         MID CAP
                                                                          INCOME       HIGH YIELD      CORE EQUITY        GROWTH
                                                                           FUND            FUND            FUND            FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                                $     34,961    $     39,304    $     25,632    $     73,051
   Dividends from non-affiliated securities (a)                             666,050              --         669,134         282,755
   Interest                                                                      52       2,579,632               2             127
   Income from securities loaned                                              1,831           4,068             489           8,285
-----------------------------------------------------------------------------------------------------------------------------------
        Total investment income                                             702,894       2,623,004         695,257         364,218
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                 219,010         170,933         169,918         338,399
   Administration fees                                                       54,753          68,374          52,283          84,601
   Compliance fees and expenses                                               1,372           2,198           2,009           1,776
   Custody fees                                                               4,090           6,600           4,099           8,486
   Professional fees                                                         17,656          17,882          16,844          18,539
   Transfer Agent fees                                                       30,000          30,000          30,000          30,000
   Trustee fees                                                               5,377           4,762           5,501           5,122
   Other expenses                                                             8,103          18,751           6,991           8,504
-----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                      340,361         319,500         287,645         495,427
        Fees waived by the Investment Advisor                               (52,921)             --         (39,264)             --
        Fees waived by the Administrator                                    (54,753)        (46,150)        (52,283)         (9,864)
-----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                        232,687         273,350         196,098         485,563
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                470,207       2,349,654         499,159        (121,345)
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments                                1,146,788        (124,535)      3,632,052       5,281,511
   Net change in unrealized appreciation/depreciation on investments       (505,859)     (1,788,964)     (2,848,575)       (120,860)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                     640,929      (1,913,499)        783,477       5,160,651
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  1,111,136    $    436,155    $  1,282,636    $  5,039,306
===================================================================================================================================

(a) Net of foreign tax withholding of:                                 $         --    $         --    $         --    $        847

The accompanying notes are an integral part of the financial statements.

   62
-----
--------------------------------
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--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                           TOUCHSTONE        TOUCHSTONE
                                                                             MONEY          THIRD AVENUE      TOUCHSTONE
                                                                             MARKET             VALUE         VALUE PLUS
                                                                              FUND              FUND             FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                                  $         --      $  1,164,364      $     12,444
   Dividends from non-affiliated securities (a)                                    --         1,452,367           364,281
   Interest                                                                 4,934,194             1,238               289
   Income from securities loaned                                                   --           165,975             5,345
-------------------------------------------------------------------------------------------------------------------------
        Total investment income                                             4,934,194         2,783,944           382,359
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                   166,212         1,054,032           126,738
   Administration fees                                                        184,795           267,744            33,697
   Compliance fees and expenses                                                 3,467             3,788             1,729
   Custody fees                                                                12,957            25,128             3,533
   Distribution expenses - Class SC                                           125,786                --                --
   Professional fees                                                           21,215            25,659            16,304
   Transfer Agent fees                                                         30,000            30,000            30,000
   Trustees fees                                                                4,783             4,197             4,752
   Other expenses                                                              10,882            18,707             6,428
-------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                        560,097         1,429,255           223,181
        Fees waived by the Administrator                                     (170,425)          (23,440)          (28,045)
        Fees reduced by Custodian                                                  --                --              (956)
-------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                          389,672         1,405,815           194,180
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       4,544,522         1,378,129           188,179
-------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
        Investments                                                                67        11,130,362         1,908,501
        Foreign currency                                                           --            (8,409)               --
-------------------------------------------------------------------------------------------------------------------------
                                                                                   67        11,121,953         1,908,501
-------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on investments               --       (15,271,653)       (2,690,958)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                            67        (4,149,700)         (782,457)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $  4,544,589      $ (2,771,571)     $   (594,278)
=========================================================================================================================

(a) Net of foreign tax withholding of:                                   $         --      $     67,369      $      2,322

The accompanying notes are an integral part of the financial statements.

                                                                           63
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

                                                                            TOUCHSTONE      TOUCHSTONE    TOUCHSTONE     TOUCHSTONE
                                                                            AGGRESSIVE     CONSERVATIVE    ENHANCED       MODERATE
                                                                               ETF             ETF           ETF            ETF
                                                                               FUND            FUND          FUND           FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                                    $    15,360    $    15,672    $    22,193    $    33,134
   Dividends from non-affiliated securities                                    512,763        763,933        759,537      1,242,818
   Interest                                                                         42             83          9,135            196
-----------------------------------------------------------------------------------------------------------------------------------
        Total investment income                                                528,165        779,688        790,865      1,276,148
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                     86,223         82,508        191,913        157,154
   Administration fees                                                          43,112         41,255         95,979         78,578
   Compliance fees and expenses                                                  1,880          1,489          2,498          1,768
   Custody fees                                                                  6,716          3,806          6,259          5,990
   Distribution expenses - Class SC                                             12,525         12,180          7,363         25,300
   Professional fees                                                            17,364         17,220         19,654         18,837
   Transfer Agent fees                                                          30,000         30,000         30,000         30,000
   Trustees fees                                                                 4,750          5,541          4,767          5,554
   Other expenses                                                                5,537          6,780          6,954          6,372
-----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                         208,107        200,779        365,387        329,553
        Fees waived and/or expenses reimbursed by the Investment Advisor       (44,631)       (44,097)       (22,110)       (28,835)
        Fees waived by the Administrator                                       (43,112)       (41,255)       (95,979)       (78,578)
-----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                           120,364        115,427        247,298        222,140
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          407,801        664,261        543,567      1,054,008
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                                          1,365,439        486,631      7,084,773        775,618
   Net change in unrealized appreciation/
     depreciation on investments                                              (686,474)         1,381     (5,643,064)      (145,033)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                               678,965        488,012      1,441,709        630,585
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 1,086,766    $ 1,152,273    $ 1,985,276    $ 1,684,593
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   64
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                TOUCHSTONE                      TOUCHSTONE                     TOUCHSTONE
                                                 BALANCED                       BARON SMALL                     CORE BOND
                                                   FUND                          CAP FUND                          FUND
                                       ----------------------------    ----------------------------    ----------------------------
                                         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR            YEAR            YEAR            YEAR            YEAR            YEAR
                                          ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2007            2006            2007            2006            2007            2006
FROM OPERATIONS:
   Net investment income (loss)        $    523,158    $    545,692    $   (203,934)   $   (145,281)   $  1,778,339    $  1,677,744
   Net realized gain (loss) on:
     Investments                          2,652,877       2,088,413       3,647,541       3,186,114          63,397        (460,359)
     Foreign currency                        (7,151)        (19,419)             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                          2,645,726       2,068,994       3,647,541       3,186,114          63,397        (460,359)
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized
   appreciation/depreciation on:
     Investments                         (1,526,515)        422,047      (2,617,954)      1,734,827         190,518         261,362
     Foreign currency                        10,128          20,154              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                         (1,516,387)        442,201      (2,617,954)      1,734,827         190,518         261,362
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                        1,652,497       3,056,887         825,653       4,775,660       2,032,254       1,478,747
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                   (538,964)       (521,447)             --              --      (1,720,286)     (1,596,915)
   Realized capital gains                (2,074,500)     (2,733,791)     (3,431,149)       (847,283)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions        (2,613,464)     (3,255,238)     (3,431,149)       (847,283)     (1,720,286)     (1,596,915)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold              4,543,261       4,543,325       4,646,940       4,176,930       7,399,330       2,734,437
   Reinvestment of dividends and
     distributions                        2,613,466       3,255,237       3,431,149         847,283       1,720,286       1,596,915
   Cost of shares redeemed               (9,207,313)     (7,857,507)     (8,359,976)     (7,292,628)     (7,141,799)     (5,904,918)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from share transactions               (2,050,586)        (58,945)       (281,887)     (2,268,415)      1,977,817      (1,573,566)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
   in net assets                         (3,011,553)       (257,296)     (2,887,383)      1,659,962       2,289,785      (1,691,734)
NET ASSETS:
   Beginning of year                     29,947,722      30,205,018      29,103,235      27,443,273      37,357,515      39,049,249
-----------------------------------------------------------------------------------------------------------------------------------
   End of year                         $ 26,936,169    $ 29,947,722    $ 26,215,852    $ 29,103,235    $ 39,647,300    $ 37,357,515
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income      $    531,581    $    540,186    $        244    $         --    $  1,796,882    $  1,720,543
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           65
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

                                                 TOUCHSTONE                    TOUCHSTONE                   TOUCHSTONE
                                                EAGLE CAPITAL               GROWTH & INCOME                 HIGH YIELD
                                              APPRECIATION FUND                   FUND                         FUND
                                         ---------------------------   ---------------------------   ---------------------------
                                           FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                             YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2007           2006           2007           2006           2007           2006
FROM OPERATIONS:
   Net investment income                 $    393,116   $    299,216   $    470,207   $    487,726   $  2,349,654   $  2,421,204
   Net realized gain (loss)
     on investments                         2,174,819      2,195,841      1,146,788      2,009,064       (124,535)       303,985
   Net change in unrealized
     appreciation/depreciation
     on investments                        (2,774,675)     2,056,959       (505,859)     1,047,151     (1,788,964)       (11,745)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                    (206,740)     4,552,016      1,111,136      3,543,941        436,155      2,713,444
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                     (229,216)      (239,438)      (487,726)      (500,307)    (2,416,208)    (2,695,173)
   Realized capital gains                          --             --     (2,049,020)    (2,704,900)            --             --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions            (229,216)      (239,438)    (2,536,746)    (3,205,207)    (2,416,208)    (2,695,173)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold               14,348,873        783,046      1,008,913      1,088,874     12,757,426     10,846,953
   Reinvestment of dividends
     and distributions                        229,217        239,437      2,536,746      3,205,205      2,416,209      2,695,174
   Cost of shares redeemed                 (9,289,925)    (4,581,957)    (5,241,042)    (5,058,869)   (22,635,767)   (14,052,579)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from share transactions                  5,288,165     (3,559,474)    (1,695,383)      (764,790)    (7,462,132)      (510,452)
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     4,852,209        753,104     (3,120,993)      (426,056)    (9,442,185)      (492,181)
NET ASSETS:
   Beginning of year                       30,214,586     29,461,482     28,143,573     28,569,629     37,360,679     37,852,860
--------------------------------------------------------------------------------------------------------------------------------
   End of year                           $ 35,066,795   $ 30,214,586   $ 25,022,580   $ 28,143,573   $ 27,918,494   $ 37,360,679
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income        $    463,116   $    299,216   $    470,207   $    487,726   $  2,349,654   $  2,416,208
================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   66
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                TOUCHSTONE                      TOUCHSTONE                    TOUCHSTONE
                                                 LARGE CAP                    MID CAP GROWTH                 MONEY MARKET
                                             CORE EQUITY FUND                      FUND                          FUND
                                        ----------------------------   -----------------------------   ----------------------------
                                          FOR THE        FOR THE         FOR THE         FOR THE         FOR THE        FOR THE
                                            YEAR           YEAR            YEAR            YEAR            YEAR           YEAR
                                            ENDED          ENDED           ENDED           ENDED           ENDED          ENDED
                                        DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2007           2006            2007            2006            2007           2006
FROM OPERATIONS:
   Net investment income (loss)         $     499,159  $     551,626   $    (121,345)  $    (166,003)  $   4,544,522  $   4,012,075
   Net realized gain on investments         3,632,052      1,288,921       5,281,511       7,690,919              67             --
   Net change in unrealized
     appreciation/depreciation
     on investments                        (2,848,575)     3,795,093        (120,860)     (2,365,165)             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
   in net assets from operations            1,282,636      5,635,640       5,039,306       5,159,751       4,544,589      4,012,075
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:
   Net investment income, Class I            (551,626)      (583,832)             --              --      (2,126,551)    (2,088,889)
   Net investment income, Class SC                 --             --              --              --      (2,417,971)    (1,923,186)
   Realized capital gains, Class I           (232,828)            --      (7,572,280)     (1,918,613)             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions            (784,454)      (583,832)     (7,572,280)     (1,918,613)     (4,544,522)    (4,012,075)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from shares sold                6,312,106      3,844,451      21,314,709      18,906,255      45,878,438     41,749,228
   Reinvestment of dividends and
     distributions                            784,455        583,831       7,572,281       1,918,614       2,121,448      2,089,899
   Cost of shares redeemed                 (8,517,892)    (8,554,797)    (15,214,075)    (22,360,994)    (40,268,608)   (49,196,135)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  from Class I share transactions          (1,421,331)    (4,126,515)     13,672,915      (1,536,125)      7,731,278     (5,357,008)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                       --             --              --              --      98,888,631     88,714,791
   Reinvestment of dividends                       --             --              --              --       2,414,052      1,925,856
   Cost of shares redeemed                         --             --              --              --     (84,829,289)   (88,872,050)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
  from Class SC share transactions                 --             --              --              --      16,473,394      1,768,597
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets      (923,149)       925,293      11,139,941       1,705,013      24,204,739     (3,588,411)
NET ASSETS:
   Beginning of year                       26,285,381     25,360,088      35,215,859      33,510,846      76,367,443     79,955,854
-----------------------------------------------------------------------------------------------------------------------------------
   End of year                          $  25,362,232  $  26,285,381   $  46,355,800   $  35,215,859   $ 100,572,182  $  76,367,443
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income       $     499,159  $     551,626   $          --   $          --   $          --  $          --
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           67
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

                                                             TOUCHSTONE                         TOUCHSTONE
                                                            THIRD AVENUE                        VALUE PLUS
                                                             VALUE FUND                            FUND
                                                  -------------------------------     -------------------------------
                                                    FOR THE           FOR THE           FOR THE           FOR THE
                                                      YEAR              YEAR              YEAR              YEAR
                                                      ENDED             ENDED             ENDED             ENDED
                                                  DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                      2007              2006              2007              2006
FROM OPERATIONS:
   Net investment income                          $   1,378,129     $     915,406     $     188,179     $     199,747
   Net realized gain (loss) on:
     Investments                                     11,130,362         8,163,137         1,908,501         2,262,796
     Foreign currency                                    (8,409)              167                --                --
---------------------------------------------------------------------------------------------------------------------
                                                     11,121,953         8,163,304         1,908,501         2,262,796
---------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/
     depreciation on:
        Investments                                 (15,271,653)        8,358,376        (2,690,958)          818,122
        Foreign currency                                     --               876                --                --
---------------------------------------------------------------------------------------------------------------------
                                                    (15,271,653)        8,359,252        (2,690,958)          818,122
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets from operations                     (2,771,571)       17,437,962          (594,278)        3,280,665
---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                               (906,245)         (489,109)         (199,747)         (150,839)
   Realized capital gains                            (7,786,035)       (7,319,612)               --                --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                    (8,692,280)       (7,808,721)         (199,747)         (150,839)
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                         38,871,642        15,032,586           935,509         3,192,910
   Reinvestment of dividends and distributions        8,692,282         7,808,721           199,747           150,839
   Cost of shares redeemed                          (40,712,933)      (24,282,537)       (6,561,148)       (4,610,094)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from share transactions                           6,850,991        (1,441,230)       (5,425,892)       (1,266,345)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets              (4,612,860)        8,188,011        (6,219,917)        1,863,481
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                125,330,183       117,142,172        19,517,246        17,653,765
---------------------------------------------------------------------------------------------------------------------
   End of year                                    $ 120,717,323     $ 125,330,183     $  13,297,329     $  19,517,246
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                 $   1,369,720     $     906,245     $     188,179     $     199,747
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

   68
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                    TOUCHSTONE                      TOUCHSTONE                    TOUCHSTONE
                                    AGGRESSIVE                     CONSERVATIVE                    ENHANCED
                                     ETF FUND                        ETF FUND                      ETF FUND
                             ---------------------------   ---------------------------   ---------------------------
                               FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                 YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                 ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                 2007         2006(a)          2007          2006(a)         2007          2006(a)
FROM OPERATIONS:
   Net investment
    income                   $    407,801   $    333,837   $    664,261   $    381,586   $    543,567   $    524,747
   Net realized gain
    on investments              1,365,439        587,990        486,631         62,596      7,084,773        673,973
   Net change in
    unrealized
    appreciation/
    depreciation
    on investments               (686,474)     1,262,519          1,381        574,452     (5,643,064)     4,472,048
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets
    from operations             1,086,766      2,184,346      1,152,273      1,018,634      1,985,276      5,670,768
---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment
    income, Class I              (215,081)      (155,265)      (271,560)      (100,125)      (470,378)      (114,406)
   Net investment
    income, Class SC             (117,634)       (15,604)      (109,647)       (20,559)       (43,258)        (3,262)
   Realized capital
    gains, Class I               (363,271)       (84,542)       (51,955)       (15,142)      (670,035)      (203,637)
   Realized capital
    gains, Class SC              (197,256)        (7,889)       (20,565)        (2,990)       (71,181)        (5,463)
---------------------------------------------------------------------------------------------------------------------
Total dividends and
   distributions                 (893,242)      (263,300)      (453,727)      (138,816)    (1,254,852)      (326,768)
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from
    shares sold                 1,442,152      5,544,565      4,319,698      7,104,634      1,897,018     20,091,044
   Reinvestment of
    dividends and
    distributions                 578,351        239,807        323,514        115,267      1,140,412        318,044
   Cost of shares
    redeemed                   (6,960,517)    (5,327,342)    (3,233,857)    (1,910,078)   (11,620,313)    (5,274,815)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  from Class I share
   transactions                (4,940,014)       457,030      1,409,355      5,309,823     (8,582,883)    15,134,273
---------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from
    shares sold                 6,755,139      1,731,204      5,068,914      2,914,149      3,372,343      1,383,013
   Reinvestment of
    dividends and
    distributions                 314,890         23,493        130,212         23,550        114,439          8,725
   Cost of shares
    redeemed                   (1,531,595)       (78,428)    (1,651,124)       (51,006)      (669,028)       (62,903)
---------------------------------------------------------------------------------------------------------------------
Net increase
  from Class SC
   share transactions           5,538,434      1,676,269      3,548,002      2,886,693      2,817,754      1,328,835
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
   in net assets                  791,944      4,054,345      5,655,903      9,076,334     (5,034,705)    21,807,108
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year           18,899,014     14,844,669     17,174,022      8,097,688     48,670,961     26,863,853
---------------------------------------------------------------------------------------------------------------------
   End of year               $ 19,690,958   $ 18,899,014   $ 22,829,925   $ 17,174,022   $ 43,636,256   $ 48,670,961
---------------------------------------------------------------------------------------------------------------------
Accumulated net
   investment income         $    408,923   $    333,837   $    664,640   $    381,587   $    554,659   $    524,728
=====================================================================================================================

                                     TOUCHSTONE
                                      MODERATE
                                      ETF FUND
                             ---------------------------
                               FOR THE        FOR THE
                                 YEAR           YEAR
                                 ENDED          ENDED
                             DECEMBER 31,   DECEMBER 31,
                                 2007         2006(a)
FROM OPERATIONS:
   Net investment
    income                   $  1,054,008   $    605,220
   Net realized gain
    on investments                775,618        311,749
   Net change in
    unrealized
    appreciation/
    depreciation
    on investments               (145,033)     1,660,158
--------------------------------------------------------
Net increase in net assets
    from operations             1,684,593      2,577,127
--------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment
    income, Class I              (373,952)      (233,091)
   Net investment
    income, Class SC             (230,018)       (14,565)
   Realized capital
    gains, Class I               (195,172)       (38,083)
   Realized capital
    gains, Class SC              (127,157)        (2,112)
--------------------------------------------------------
Total dividends and
   distributions                 (926,299)      (287,851)
--------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from
    shares sold                 4,144,729     10,027,660
   Reinvestment of
    dividends and
    distributions                 569,124        271,174
   Cost of shares
    redeemed                   (4,580,968)    (3,682,958)
--------------------------------------------------------
Net increase (decrease)
  from Class I share
   transactions                   132,885      6,615,876
--------------------------------------------------------
CLASS SC
   Proceeds from
    shares sold                18,312,961      1,745,021
   Reinvestment of
    dividends and
    distributions                 357,175         16,677
   Cost of shares
    redeemed                   (1,077,507)       (51,338)
--------------------------------------------------------
Net increase
  from Class SC
   share transactions          17,592,629      1,710,360
--------------------------------------------------------
Total increase (decrease)
   in net assets               18,483,808     10,615,512
--------------------------------------------------------
NET ASSETS:
   Beginning of year           29,752,756     19,137,244
--------------------------------------------------------
   End of year               $ 48,236,564   $ 29,752,756
--------------------------------------------------------
Accumulated net
   investment income         $  1,055,258   $    605,220
========================================================

(a) Except for Class SC shares, which represents the period from commencement of operations (July 31, 2006) through December 31, 2006.

The accompanying notes are an integral part of the financial statements.

                                                                           69
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

TOUCHSTONE BALANCED FUND

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------------
                                                          2007            2006            2005            2004            2003
NET ASSET VALUE, BEGINNING OF YEAR                    $    16.24      $    16.39      $    16.32      $    15.01      $    12.42
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                    0.33            0.30            0.27            0.25            0.22
   Net realized and unrealized gain on investments          0.57            1.48            0.80            1.20            2.46
--------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                    0.90            1.78            1.07            1.45            2.68
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   (0.32)          (0.29)          (0.18)          (0.14)          (0.09)
   Realized capital gains                                  (1.32)          (1.64)          (0.82)             --              --
--------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                  (1.64)          (1.93)          (1.00)          (0.14)          (0.09)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $    15.50      $    16.24      $    16.39      $    16.32      $    15.01
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                5.48%          10.90%           6.61%           9.63%          21.57%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                      $   26,936      $   29,948      $   30,205      $   32,094      $   27,015
Ratios to average net assets:
   Net expenses                                             0.90%           0.90%           0.90%           0.90%           0.90%
   Net investment income                                    1.77%           1.84%           1.57%           1.73%           1.86%
Portfolio turnover                                           187%             62%             87%             66%             75%
--------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE BARON SMALL CAP FUND

                                                                                                        FOR THE          FOR THE
                                                                                                       SIX MONTHS          YEAR
                                                              FOR THE YEAR ENDED DECEMBER 31,             ENDED            ENDED
                                                    ------------------------------------------------   DECEMBER 31,      JUNE 30,
                                                       2007         2006         2005         2004        2003(a)          2003
NET ASSET VALUE, BEGINNING OF PERIOD                $   22.86    $   19.89    $   18.47    $   14.45    $   12.40       $   12.53
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                  (0.16)       (0.11)       (0.21)       (0.18)       (0.09)          (0.16)
   Net realized and unrealized gain on investments       0.87         3.75         1.63         4.20         2.14            0.03
---------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                 0.71         3.64         1.42         4.02         2.05           (0.13)
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Realized capital gains                               (3.05)       (0.67)          --           --           --              --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $   20.52    $   22.86    $   19.89    $   18.47    $   14.45       $   12.40
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.76%       18.26%        7.69%       27.82%       16.53%(b)       (1.04%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                  $  26,216    $  29,103    $  27,443    $  23,336    $  16,133       $  11,926
Ratios to average net assets:
   Net expenses                                          1.49%        1.51%        1.54%        1.65%        1.65%(c)        1.62%
   Expenses before voluntary expense reimbursement         NA           NA           NA           NA           NA            2.44%
   Net investment loss                                  (0.71%)      (0.51%)      (1.15%)      (1.24%)      (1.44%)(c)      (1.49%)
   Loss before voluntary expense reimbursement             NA           NA           NA           NA           NA           (2.32%)
Portfolio turnover                                         19%          19%          14%          23%          32%(c)          29%
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

   70
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE CORE BOND FUND

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------
                                                              2007          2006          2005          2004          2003
NET ASSET VALUE, BEGINNING OF YEAR                         $    10.24    $    10.28    $    10.11    $    10.19    $    10.23
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.46          0.50          0.40          0.38          0.40
   Net realized and unrealized gain (loss) on investments        0.10         (0.08)        (0.23)        (0.04)        (0.04)
-----------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                         0.56          0.42          0.17          0.34          0.36
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (0.47)        (0.46)           --         (0.39)        (0.39)
   In excess of net investment income                              --            --            --         (0.03)        (0.01)
-----------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                       (0.47)        (0.46)           --         (0.42)        (0.40)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    10.33    $    10.24    $    10.28    $    10.11    $    10.19
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.45%         4.05%         1.68%         3.31%         3.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $   39,647    $   37,358    $   39,049    $   40,044    $   42,580
Ratios to average net assets:
   Net expenses                                                  0.75%         0.75%         0.75%         0.75%         0.75%
   Net investment income                                         4.67%         4.41%         3.76%         3.50%         3.62%
Portfolio turnover                                                283%          231%          149%          144%          287%
-----------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

                                                                                                    FOR THE          FOR THE
                                                                                                   SIX MONTHS          YEAR
                                                      FOR THE YEAR ENDED DECEMBER 31,                ENDED             ENDED
                                           ----------------------------------------------------   DECEMBER 31,       JUNE 30,
                                               2007          2006          2005          2004        2003(a)           2003
NET ASSET VALUE, BEGINNING OF PERIOD       $    15.12    $    13.05    $    13.05    $    11.46    $     9.83       $     9.85
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                  0.15          0.16          0.11          0.11          0.03            (0.01)
   Net realized and unrealized gain
      (loss) on investments                     (0.02)         2.03         (0.10)         1.60          1.61            (0.01)
------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations           0.13          2.19          0.01          1.71          1.64            (0.02)
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                        (0.10)        (0.12)        (0.01)        (0.12)        (0.01)              --
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $    15.15    $    15.12    $    13.05    $    13.05    $    11.46       $     9.83
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     0.90%        16.81%         0.05%        14.89%        16.70%(b)        (0.16%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $   35,067    $   30,215    $   29,461    $   34,656    $   33,897       $   28,623
Ratios to average net assets:
   Net expenses                                  1.05%         1.05%         1.05%         1.05%         1.05%(c)         1.16%
   Expenses before voluntary
    expense reimbursement                          NA            NA            NA            NA            NA             1.51%
   Net investment income (loss)                  1.13%         1.03%         0.75%         0.94%         0.52%(c)        (0.19%)
   Loss before voluntary
    expense reimbursement                          NA            NA            NA            NA            NA            (0.54%)
Portfolio turnover                                 67%           48%           51%           40%          241%(c)           70%
------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

                                                                           71
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TOUCHSTONE GROWTH & INCOME FUND

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------------
                                                          2007             2006           2005            2004             2003
NET ASSET VALUE, BEGINNING OF YEAR                     $    10.44      $    10.35      $    10.72      $     9.91      $     7.78
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                    0.20            0.19            0.18            0.19            0.16
    Net realized and unrealized gain on investments          0.21            1.22            0.02            0.81            2.38
---------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                     0.41            1.41            0.20            1.00            2.54
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                   (0.19)          (0.19)             --           (0.19)          (0.16)
    Realized capital gains                                  (0.88)          (1.13)          (0.57)             --           (0.25)
---------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                   (1.07)          (1.32)          (0.57)          (0.19)          (0.41)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $     9.78      $    10.44      $    10.35      $    10.72      $     9.91
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 3.92%          13.67%           1.86%          10.10%          32.84%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                       $   25,023      $   28,144      $   28,570      $   32,791      $   32,768
Ratios to average net assets:
    Net expenses                                             0.85%           0.85%           0.85%           0.85%           0.85%
    Net investment income                                    1.72%           1.76%           1.66%           1.78%           1.85%
Portfolio turnover                                             94%             98%             48%             43%             58%
---------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE HIGH YIELD FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------------------
                                                                2007          2006          2005         2004          2003
NET ASSET VALUE, BEGINNING OF YEAR                          $     8.54    $     8.53    $     8.26     $     8.12     $     7.13
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.87          0.61          0.61           0.64           0.72
   Net realized and unrealized gain (loss) on investments        (0.72)         0.06         (0.34)          0.14           0.99
--------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                          0.15          0.67          0.27           0.78           1.71
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.75)        (0.66)           --          (0.64)         (0.72)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $     7.94    $     8.54    $     8.53     $     8.26     $     8.12
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      1.78%         7.90%         3.27%          9.55%         23.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   27,918    $   37,361    $   37,853     $   42,328     $   45,844
Ratios to average net assets:
   Net expenses                                                   0.80%         0.80%         0.80%          0.80%          0.74%(d)
   Net investment income                                          6.88%         6.84%         6.91%          7.30%          8.16%
Portfolio turnover                                                  62%           46%           69%            55%           101%
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

   72
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE LARGE CAP CORE EQUITY FUND

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------
                                                               2007          2006         2005          2004          2003
NET ASSET VALUE, BEGINNING OF YEAR                         $    10.99    $     8.88    $     9.16    $     8.90    $     6.81
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.24          0.28          0.20          0.19          0.09
   Net realized and unrealized gain (loss) on investments        0.35          2.08         (0.48)         0.26          2.09
-----------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                         0.59          2.36         (0.28)         0.45          2.18
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (0.25)        (0.25)           --         (0.19)        (0.09)
   Realized capital gains                                       (0.11)           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                       (0.36)        (0.25)           --         (0.19)        (0.09)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    11.22    $    10.99    $     8.88    $     9.16    $     8.90
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.32%        26.57%        (3.06%)        5.08%        32.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $   25,362    $   26,285    $   25,360    $   29,699    $   30,258
Ratios to average net assets:
   Net expenses                                                  0.75%         0.75%         0.75%         0.75%         0.75%
   Net investment income                                         1.91%         2.31%         2.23%         2.15%         1.57%
Portfolio turnover                                                124%           53%           48%           60%          140%
-----------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MID CAP GROWTH FUND

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
                                                         2007          2006         2005          2004          2003
NET ASSET VALUE, BEGINNING OF YEAR                   $    19.38    $    17.63    $    20.89    $    19.64    $    13.45
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss                                   (0.05)        (0.09)        (0.08)        (0.15)        (0.12)
    Net realized and unrealized gain on investments        2.85          2.95          3.28          2.48          6.47
-----------------------------------------------------------------------------------------------------------------------
        Total from investment operations                   2.80          2.86          3.20          2.33          6.35
-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Realized capital gains                                (3.63)        (1.11)        (6.46)        (1.08)        (0.16)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                         $    18.55    $    19.38    $    17.63    $    20.89    $    19.64
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              14.43%        16.18%        15.29%        12.06%        47.26%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                     $   46,356    $   35,216    $   33,511    $   34,135    $   37,537
Ratios to average net assets:
    Net expenses                                           1.15%         1.15%         1.15%         1.15%         1.15%
    Net investment loss                                   (0.29%)       (0.49%)       (0.50%)       (0.65%)       (0.74%)
Portfolio turnover                                           83%          104%           70%          134%           88%
-----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

                                                                           73
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                        2007          2006           2005           2004           2003
NET ASSET VALUE, BEGINNING OF YEAR                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                 0.05           0.05           0.03           0.01           0.01
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                (0.05)         (0.05)         (0.03)         (0.01)         (0.01)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              5.17%          4.94%          3.16%          1.35%          1.01%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                    $   44,988     $   37,256     $   42,614     $   38,188     $   73,278
Ratios to average net assets:
    Net expenses                                          0.28%          0.28%          0.28%          0.28%          0.30%
    Net investment income                                 5.06%          4.82%          3.13%          1.28%          0.91%
--------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS SC

                                                                                                                  FOR THE
                                                                                                                   PERIOD
                                                                FOR THE YEAR ENDED DECEMBER 31,                    ENDED
                                                    -------------------------------------------------------    DECEMBER 31,
                                                        2007          2006           2005           2004          2003(e)
NET ASSET VALUE, BEGINNING OF PERIOD                $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                 0.05           0.05           0.03           0.01           0.00(f)
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                (0.05)         (0.05)         (0.03)         (0.01)         (0.00)(f)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              4.90%          4.66%          2.90%          1.08%          0.28%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                  $   55,584     $   39,111     $   37,342     $   25,727     $   27,883
Ratios to average net assets:
    Net expenses                                          0.54%          0.54%          0.54%          0.54%          0.53%(c)
    Net investment income                                 4.80%          4.61%          2.89%          1.06%          0.63%(c)
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

   74
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE THIRD AVENUE VALUE FUND

                                                                                                       FOR THE           FOR THE
                                                                                                     SIX MONTHS           YEAR
                                                       FOR THE YEAR ENDED DECEMBER 31,                  ENDED             ENDED
                                            -----------------------------------------------------    DECEMBER 31,       JUNE 30,
                                               2007          2006          2005            2004         2003(a)           2003
NET ASSET VALUE, BEGINNING OF PERIOD        $   29.24     $   26.89     $   23.51       $   18.71     $   14.65        $   16.08
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                 0.30          0.22          0.11            0.05         (0.00)(f)         0.05
    Net realized and unrealized gain
      (loss) on investments                     (0.79)         4.05          3.98            4.80          4.06            (1.17)
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations          (0.49)         4.27          4.09            4.85          4.06            (1.12)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                       (0.20)        (0.11)        (0.00)(f)       (0.05)           --            (0.09)
    Realized capital gains                      (1.85)        (1.81)        (0.71)             --            --            (0.22)
--------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions         (2.05)        (1.92)        (0.71)          (0.05)           --            (0.31)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   26.70     $   29.24     $   26.89       $   23.51     $   18.71        $   14.65
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    (1.79%)       15.87%        17.41%          25.93%        27.72%(b)        (6.78%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $ 120,717     $ 125,330     $ 117,142       $  92,920     $  71,600        $  50,499
Ratios to average net assets:
    Net expenses                                 1.05%         1.05%         1.05%           1.05%         1.05%(c)         1.10%
    Expenses before voluntary
      expense reimbursement                        NA            NA            NA              NA            NA             1.15%
    Net investment income (loss)                 1.03%         0.77%         0.48%           0.27%        (0.01%)(c)        0.41%
    Income before voluntary
      expense reimbursement                        NA            NA            NA              NA            NA             0.36%
Portfolio turnover                                 18%           10%           17%             30%           23%(c)           23%
--------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE VALUE PLUS FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------------
                                                                2007            2006           2005         2004           2003
NET ASSET VALUE, BEGINNING OF YEAR                           $    12.89     $    10.85     $    10.62    $     9.68     $     7.53
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                          0.23           0.14           0.09          0.08           0.08
    Net realized and unrealized gain (loss) on investments        (0.75)          2.00           0.14          0.94           2.15
----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                            (0.52)          2.14           0.23          1.02           2.23
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                         (0.19)         (0.10)            --         (0.08)         (0.08)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $    12.18     $    12.89     $    10.85    $    10.62     $     9.68
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      (4.07%)        19.72%          2.17%        10.54%         29.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                             $   13,297     $   19,517     $   17,654    $   19,543     $   19,561
Ratios to average net assets:
    Net expenses                                                   1.15%          1.15%          1.15%         1.15%          1.15%
    Net investment income                                          1.11%          1.12%          0.80%         0.76%          0.98%
Portfolio turnover                                                   88%           123%            48%           27%            97%
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

                                                                           75
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS I

                                                                                                    FOR THE
                                                                                                     PERIOD
                                                             FOR THE YEAR ENDED DECEMBER 31,         ENDED
                                                       ----------------------------------------    DECEMBER 31,
                                                           2007           2006           2005        2004(g)
NET ASSET VALUE, BEGINNING OF PERIOD                   $    12.65     $    11.30     $    10.80    $    10.00
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                   0.40           0.24           0.13          0.06
     Net realized and unrealized gain on investments         0.25           1.29           0.37          0.80
-------------------------------------------------------------------------------------------------------------
        Total from investment operations                     0.65           1.53           0.50          0.86
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                  (0.22)         (0.12)            --         (0.06)
     Realized capital gains                                 (0.38)         (0.06)            --            --
-------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                   (0.60)         (0.18)            --         (0.06)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $    12.70     $    12.65     $    11.30    $    10.80
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 5.12%         13.52%          4.63%         8.62%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                     $   12,610     $   17,171     $   14,845    $    3,999
Ratios to average net assets:
     Net expenses                                            0.50%          0.50%          0.50%         0.50%(c)
     Net investment income                                   1.86%          1.94%          1.80%         7.08%(c)
Portfolio turnover                                             39%            33%            38%            0%(c)
-------------------------------------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS SC

                                                                                        FOR THE        FOR THE
                                                                                         YEAR          PERIOD
                                                                                         ENDED         ENDED
                                                                                     DECEMBER 31,   DECEMBER 31,
                                                                                         2007          2006(h)
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $    12.64     $    11.69
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                                 0.21           0.09
     Net realized and unrealized gain on investments                                       0.40           1.04
--------------------------------------------------------------------------------------------------------------
        Total from investment operations                                                   0.61           1.13
--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                (0.22)         (0.12)
     Realized capital gains                                                               (0.38)         (0.06)
--------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                                                 (0.60)         (0.18)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                       $    12.65     $    12.64
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               4.79%          9.65%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                   $    7,081     $    1,728
Ratios to average net assets:
     Net expenses                                                                          0.75%          0.75%(c)
     Net investment income                                                                 2.01%          3.45%(c)
Portfolio turnover                                                                           39%            33%
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

   76
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS I

                                                                                                     FOR THE
                                                                                                      PERIOD
                                                            FOR THE YEAR ENDED DECEMBER 31,           ENDED
                                                      ----------------------------------------     DECEMBER 31,
                                                          2007           2006           2005         2004(g)
NET ASSET VALUE, BEGINNING OF PERIOD                  $    11.50     $    10.72     $    10.38     $    10.00
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                   0.35           0.22           0.16           0.14
    Net realized and unrealized gain on investments         0.31           0.65           0.19           0.38
-------------------------------------------------------------------------------------------------------------
        Total from investment operations                    0.66           0.87           0.35           0.52
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                  (0.20)         (0.08)            --          (0.14)
    Realized capital gains                                 (0.04)         (0.01)         (0.01)            --
-------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                  (0.24)         (0.09)         (0.01)         (0.14)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $    11.92     $    11.50     $    10.72     $    10.38
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                5.76%          8.15%          3.32%          5.22%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                    $   16,197     $   14,213     $    8,098     $      620
Ratios to average net assets:
    Net expenses                                            0.50%          0.50%          0.50%          0.50%(c)
    Net investment income                                   3.24%          3.19%          3.01%          2.54%(c)
Portfolio turnover                                            23%            14%            19%            37%(c)
-------------------------------------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS SC

                                                                                       FOR THE        FOR THE
                                                                                        YEAR          PERIOD
                                                                                        ENDED          ENDED
                                                                                    DECEMBER 31,   DECEMBER 31,
                                                                                        2007          2006(h)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $    11.49     $    10.88
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                                 0.26           0.11
    Net realized and unrealized gain on investments                                       0.37           0.59
-------------------------------------------------------------------------------------------------------------
        Total from investment operations                                                  0.63           0.70
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                (0.20)         (0.08)
    Realized capital gains                                                               (0.04)         (0.01)
-------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                                                (0.24)         (0.09)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                      $    11.88     $    11.49
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                              5.47%          6.46%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                  $    6,633     $    2,961
Ratios to average net assets:
    Net expenses                                                                          0.75%          0.75%(c)
    Net investment income                                                                 3.16%          3.87%(c)
Portfolio turnover                                                                          23%            14%
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

                                                                           77
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS I

                                                                                                     FOR THE
                                                                                                      PERIOD
                                                            FOR THE YEAR ENDED DECEMBER 31,           ENDED
                                                       ----------------------------------------    DECEMBER 31,
                                                           2007          2006           2005         2004(g)
NET ASSET VALUE, BEGINNING OF PERIOD                   $    13.73     $    11.98     $    11.30    $    10.00
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                   0.21           0.13           0.05          0.04
     Net realized and unrealized gain on investments         0.35           1.71           0.63          1.30
-------------------------------------------------------------------------------------------------------------
        Total from investment operations                     0.56           1.84           0.68          1.34
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                  (0.17)         (0.03)            --         (0.04)
     Realized capital gains                                 (0.24)         (0.06)            --            --
-------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                   (0.41)         (0.09)            --         (0.04)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $    13.88     $    13.73     $    11.98    $    11.30
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 4.03%         15.38%          6.02%        13.36%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                     $   39,526     $   47,264     $   26,864    $      904
Ratios to average net assets:
     Net expenses                                            0.50%          0.50%          0.50%         0.50%(c)
     Net investment income                                   1.13%          1.26%          1.09%         1.06%(c)
Portfolio turnover                                             88%            62%            64%            0%(c)
-------------------------------------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS SC

                                                                                       FOR THE       FOR THE
                                                                                        YEAR         PERIOD
                                                                                        ENDED         ENDED
                                                                                     DECEMBER 31,  DECEMBER 31,
                                                                                         2007         2006(h)
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $    13.72    $    12.45
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                                 0.07          0.11
     Net realized and unrealized gain on investments                                       0.45          1.25
-------------------------------------------------------------------------------------------------------------
        Total from investment operations                                                   0.52          1.36
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                (0.15)        (0.03)
     Realized capital gains                                                               (0.24)        (0.06)
-------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                                                 (0.39)        (0.09)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                       $    13.85    $    13.72
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               3.74%        10.94%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                   $    4,110    $    1,407
Ratios to average net assets:
     Net expenses                                                                          0.75%         0.75%(c)
     Net investment income                                                                 1.20%         3.29%(c)
Portfolio turnover                                                                           88%           62%
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

   78
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE MODERATE ETF FUND - CLASS I

                                                                                                     FOR THE
                                                                                                      PERIOD
                                                           FOR THE YEAR ENDED DECEMBER 31,            ENDED
                                                       ----------------------------------------    DECEMBER 31,
                                                          2007           2006           2005         2004(g)
NET ASSET VALUE, BEGINNING OF PERIOD                   $    12.21     $    11.11     $    10.69    $    10.00
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                   0.33           0.22           0.14          0.06
     Net realized and unrealized gain on investments         0.31           1.00           0.28          0.69
-------------------------------------------------------------------------------------------------------------
        Total from investment operations                     0.64           1.22           0.42          0.75
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                  (0.16)         (0.10)            --         (0.06)
     Realized capital gains                                 (0.09)         (0.02)            --            --
-------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                   (0.25)         (0.12)            --         (0.06)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $    12.60     $    12.21     $    11.11    $    10.69
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 5.24%         10.97%          3.93%         7.51%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                     $   29,017     $   27,991     $   19,137    $    2,288
Ratios to average net assets:
     Net expenses                                            0.50%          0.50%          0.50%         0.50%(c)
     Net investment income                                   2.59%          2.57%          2.48%         3.91%(c)
Portfolio turnover                                             12%            15%            21%            0%(c)
-------------------------------------------------------------------------------------------------------------

TOUCHSTONE MODERATE ETF FUND - CLASS SC

                                                                                       FOR THE        FOR THE
                                                                                        YEAR          PERIOD
                                                                                        ENDED          ENDED
                                                                                     DECEMBER 31,   DECEMBER 31,
                                                                                        2007          2006(h)
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $    12.18     $    11.39
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                                 0.20           0.10
     Net realized and unrealized gain on investments                                       0.41           0.81
--------------------------------------------------------------------------------------------------------------
        Total from investment operations                                                   0.61           0.91
--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                (0.15)         (0.10)
     Realized capital gains                                                               (0.09)         (0.02)
--------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                                                 (0.24)         (0.12)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                       $    12.55     $    12.18
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               4.99%          7.98%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                   $   19,220     $    1,762
Ratios to average net assets:
     Net expenses                                                                          0.75%          0.75%(c)
     Net investment income                                                                 2.92%          3.73%(c)
Portfolio turnover                                                                           12%            15%
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 79.

The accompanying notes are an integral part of the financial statements.

   79
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.

(b)   Not annualized.

(c)   Annualized.

(d) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.

(e)   The Class commenced operations on July 15, 2003.

(f)   Less than $0.01 per share.

(g) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.

(h)   The Class commenced operations on July 31, 2006.













The accompanying notes are an integral part of the financial statements.

   80
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2007

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Growth & Income Fund, Touchstone High Yield Fund, Touchstone Large Cap Core Equity Fund (formerly Touchstone Enhanced Dividend 30 Fund), Touchstone Mid Cap Growth Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Value Plus Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds"). The Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund commenced operations of Class SC shares on July 31, 2006.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of December 31, 2007, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The Funds are registered to offer different classes of shares: Class I shares and Class SC shares. The Touchstone Money Market Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund offer two classes of shares: Class I shares and Class SC shares. All remaining funds offer a single class of shares: Class I shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                                           81
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current U.S. GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in Net Assets for a fiscal period.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2007, there were no futures contracts held in the Funds.

   82
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2007, the following Funds loaned securities and received collateral as follows:

                                                Fair Value of             Value of
Fund                                          Securities Loaned      Collateral Received
----------------------------------------------------------------------------------------
Touchstone Balanced Fund                         $   827,452             $   835,516
Touchstone Baron Small Cap Fund                  $ 5,569,968             $ 5,732,512
Touchstone Eagle Capital Appreciation Fund       $   767,846             $   791,772
Touchstone Growth & Income Fund                  $   723,681             $   738,889
Touchstone High Yield Fund                       $   180,884             $   195,489
Touchstone Large Cap Core Equity Fund            $   873,237             $   913,360
Touchstone Mid Cap Growth Fund                   $ 5,221,843             $ 5,391,118
Touchstone Third Avenue Value Fund               $16,266,688             $16,878,039
Touchstone Value Plus Fund                       $ 1,100,266             $ 1,134,316

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

                                                                           83
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the year ended December 31, 2007, there were no open forward foreign currency contracts.

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

   84
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and the Underwriter are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern). Integrated Investment Services, Inc. ("Integrated") was the former administrator, transfer agent and fund accountant to the Funds and was a wholly-owned indirect subsidiary of Western-Southern until April 1, 2007, when Western-Southern sold Integrated to JPMorgan.

MANAGEMENT AGREEMENT. The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

---------------------------------------------------------------------------------------------
Touchstone Balanced Fund                      0.80% on the first $100 million
                                              0.75% of the next $100 million
                                              0.70% of the next $100 million
                                              0.65% of such assets in excess of $300 million.
---------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Fund               1.05%
---------------------------------------------------------------------------------------------
Touchstone Core Bond Fund                     0.55% on the first $100 million
                                              0.50% of the next $100 million
                                              0.45% of the next $100 million
                                              0.40% of such assets in excess of $300 million.
---------------------------------------------------------------------------------------------
Touchstone Eagle Capital Appreciation Fund    0.75% on the first $100 million
                                              0.70% of the next $100 million
                                              0.65% of the next $100 million
                                              0.60% of such assets in excess of $300 million.
---------------------------------------------------------------------------------------------
Touchstone Growth & Income Fund               0.80% on the first $150 million
                                              0.75% of such assets in excess of $150 million.
---------------------------------------------------------------------------------------------

                                                                           85
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

------------------------------------------------------------------------------------------
Touchstone High Yield Fund                 0.50% on the first $100 million
                                           0.45% of the next $100 million
                                           0.40% of the next $100 million
                                           0.35% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------
Touchstone Large Cap Core Equity Fund      0.65% on the first $100 million
                                           0.60% of the next $100 million
                                           0.55% of the next $100 million
                                           0.50% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund             0.80%
------------------------------------------------------------------------------------------
Touchstone Money Market Fund               0.18%
------------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund         0.80% on the first $100 million
                                           0.75% of the next $100 million
                                           0.70% of the next $100 million
                                           0.65% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------
Touchstone Value Plus Fund                 0.75% on the first $100 million
                                           0.70% of the next $100 million
                                           0.65% of the next $100 million
                                           0.60% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------
Touchstone Aggressive ETF Fund             0.40% on the first $50 million
Touchstone Conservative ETF Fund           0.38% of the next $50 million
Touchstone Enhanced ETF Fund               0.36% of such assets in excess of $100 million.
Touchstone Moderate ETF Fund
------------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Funds) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the year ended December 31, 2007, the following sub-advisory agreements were in place:

TOUCHSTONE BALANCED FUND               Oppenheimer Capital LLC

TOUCHSTONE BARON SMALL CAP FUND        BAMCO, Inc.

TOUCHSTONE CORE BOND FUND              Fort Washington Investment Advisors, Inc.

TOUCHSTONE EAGLE CAPITAL               Eagle Asset Management, Inc.
APPRECIATION FUND

TOUCHSTONE GROWTH &                    Deutsche Investment Management
INCOME FUND                            Americas Inc.

TOUCHSTONE HIGH YIELD FUND             Fort Washington Investment Advisors, Inc.

TOUCHSTONE LARGE CAP                   Todd Investment Advisors, Inc.
CORE EQUITY FUND

TOUCHSTONE MID CAP                     TCW Investment Management
GROWTH FUND                            Company and Westfield Capital
                                       Management Company LLC

   86
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

TOUCHSTONE MONEY MARKET FUND           Fort Washington Investment
                                       Advisors, Inc.

TOUCHSTONE THIRD AVENUE                Third Avenue Management LLC
VALUE FUND

TOUCHSTONE VALUE PLUS FUND             Fort Washington Investment
                                       Advisors, Inc.

TOUCHSTONE AGGRESSIVE ETF FUND         Todd Investment Advisors, Inc.

TOUCHSTONE CONSERVATIVE ETF FUND       Todd Investment Advisors, Inc.

TOUCHSTONE ENHANCED ETF FUND           Todd Investment Advisors, Inc.

TOUCHSTONE MODERATE ETF FUND           Todd Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT. Effective January 1, 2007, the Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of average daily net assets of the Trust up to and including $1 billion; 0.16% of the next $1 billion of average daily net assets; and 0.12% of all such assets in excess of $2 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

Effective January 1, 2007, the Advisor engaged JPMorgan/Integrated as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT. Effective January 1, 2007, the Trust entered into a Transfer Agent Agreement between the Trust and JPMorgan. JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a minimum annual fee from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Fund Class SC, Touchstone Aggressive ETF Fund Class SC, Touchstone Conservative ETF Fund Class SC, Touchstone Enhanced ETF Fund Class SC, and Touchstone Moderate ETF Fund Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of average daily net assets attributable to such shares. Effective January 1, 2008, the Class SC Plan is no longer used by the Trust. Effective January 1, 2008, the Trust entered into a Shareholder Servicing Plan for all share classes of the Trust which provides for a fee of 0.25% of average daily net assets attributable to such shares.

                                                                           87
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an exemptive order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the year ended December 31, 2007, is noted below:

                                                          SHARE ACTIVITY
                                      -------------------------------------------------------
                                        Balance                                      Balance                        Value
                                       12/31/06     Purchases         Sales         12/31/07      Dividends       12/31/07
---------------------------------------------------------------------------------------------------------------------------
Touchstone Balanced Fund                245,802     17,422,292    (17,642,605)         25,489    $    21,702    $    25,489

Touchstone Baron Small Cap Fund          95,882      7,412,913     (7,076,580)        432,215    $    21,851    $   432,215

Touchstone Core Bond Fund               277,125     44,065,405    (42,331,078)      2,011,452    $    86,873    $ 2,011,452

Touchstone Eagle Capital
Appreciation Fund                       524,724     33,559,823    (30,905,878)      3,178,669    $   113,204    $ 3,178,669

Touchstone Growth &
Income Fund                           1,357,658      7,791,591     (8,703,760)        445,489    $    34,961    $   445,489

Touchstone High Yield Fund              983,690     20,042,259    (20,510,826)        515,123    $    39,304    $   515,123

Touchstone Large Cap
Core Equity Fund                        199,614      9,769,459     (9,805,503)        163,570    $    25,632    $   163,570

Touchstone Mid Cap
Growth Fund                             219,761     39,831,028    (37,669,630)      2,381,159    $    73,051    $ 2,381,159

Touchstone Third Avenue
Value Fund                           17,364,945     76,091,362    (74,820,818)     18,635,489    $ 1,164,364    $18,635,489

Touchstone Value Plus Fund              334,626      8,848,651     (8,852,036)        331,241    $    12,444    $   331,241

Touchstone Aggressive ETF Fund          254,695      8,494,884     (8,519,971)        229,608    $    15,360    $   229,608

Touchstone Conservative ETF Fund        311,672      9,594,432     (9,705,868)        200,236    $    15,672    $   200,236

Touchstone Enhanced ETF Fund          1,259,121     10,988,589    (11,796,669)        451,041    $    22,193    $   451,041

Touchstone Moderate ETF Fund            599,911     16,646,116    (16,757,281)        488,746    $    33,134    $   488,746

   88
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                        Touchstone Balanced               Touchstone Baron
                                                                Fund                       Small Cap Fund
                                                      For the         For the         For the         For the
                                                       Year            Year            Year            Year
                                                       Ended           Ended           Ended           Ended
                                                    December 31,    December 31,    December 31,    December 31,
                                                        2007            2006            2007            2006
Shares issued                                          271,513         264,940         194,375         192,171
Shares reinvested                                      165,573         197,894         162,923          36,647
Shares redeemed                                       (543,237)       (461,849)       (352,928)       (335,460)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         (106,151)            985           4,370        (106,642)
Shares outstanding, beginning of year                1,843,877       1,842,892       1,273,318       1,379,960
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                      1,737,726       1,843,877       1,277,688       1,273,318

                                                        Touchstone Core               Touchstone Eagle Capital
                                                            Bond Fund                    Appreciation Fund
                                                      For the         For the         For the         For the
                                                       Year            Year            Year            Year
                                                       Ended           Ended           Ended           Ended
                                                    December 31,    December 31,    December 31,    December 31,
                                                        2007            2006            2007            2006
Shares issued                                         707,297          264,649         899,134          56,083
Shares reinvested                                     166,533          155,949          15,130          15,836
Shares redeemed                                      (682,727)        (569,460)       (598,843)       (331,637)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         191,103         (148,862)        315,421        (259,718)
Shares outstanding, beginning of year               3,648,423        3,797,285       1,998,550       2,258,268
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                     3,839,526        3,648,423       2,313,971       1,998,550

                                                         Touchstone Growth                Touchstone High
                                                           & Income Fund                    Yield Fund
                                                      For the         For the         For the         For the
                                                       Year            Year            Year            Year
                                                       Ended           Ended           Ended           Ended
                                                    December 31,    December 31,    December 31,    December 31,
                                                        2007            2006            2007            2006
Shares issued                                          94,237          100,333       1,462,782       1,241,593
Shares reinvested                                     253,550          304,797         304,308         315,594
Shares redeemed                                      (483,592)        (470,282)     (2,625,897)     (1,621,921)
--------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                   (135,805)         (65,152)       (858,807)        (64,734)
Shares outstanding, beginning of year               2,694,905        2,760,057       4,373,701       4,438,435
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                     2,559,100        2,694,905       3,514,894       4,373,701

                                                        Touchstone Large Cap             Touchstone Mid Cap
                                                          Core Equity Fund                  Growth Fund
                                                      For the         For the         For the         For the
                                                       Year            Year            Year            Year
                                                       Ended           Ended           Ended           Ended
                                                    December 31,    December 31,    December 31,    December 31,
                                                        2007            2006            2007            2006

Shares issued                                         536,342          367,119         992,600         256,754
Shares reinvested                                      69,288           53,124         407,550          98,593
Shares redeemed                                      (736,121)        (885,620)       (718,521)       (439,431)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding        (130,491)        (465,377)        681,629         (84,084)
Shares outstanding, beginning of year               2,390,884        2,856,261       1,816,679       1,900,763
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                     2,260,393        2,390,884       2,498,308       1,816,679

                                                                           89
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

                                                         Touchstone Third                 Touchstone Value
                                                         Avenue Value Fund                   Plus Fund
                                                      For the         For the         For the         For the
                                                       Year            Year            Year            Year
                                                       Ended           Ended           Ended           Ended
                                                    December 31,    December 31,    December 31,    December 31,
                                                        2007            2006            2007            2006
Shares issued                                       1,259,899          520,560          71,784         274,881
Shares reinvested                                     318,103          265,948          16,400          11,702
Shares redeemed                                    (1,343,425)        (855,501)       (510,755)       (398,573)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         234,577          (68,993)       (422,571)       (111,990)
Shares outstanding, beginning of year               4,286,893        4,355,886       1,514,340       1,626,330
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                     4,521,470        4,286,893       1,091,769       1,514,340

                                          Touchstone Aggressive                               Touchstone Conservative
                                                ETF Fund                                              ETF Fund
                                    Class I                  Class SC                  Class I                     Class SC
                         -------------------------- ------------------------- --------------------------- -------------------------
                            For the       For the      For the      For the      For the       For the       For the       For the
                             Year          Year         Year         Period       Year          Year          Year          Period
                             Ended         Ended        Ended        Ended        Ended         Ended         Ended         Ended
                         December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
                              2007          2006         2007      2006(a)         2007          2006          2007       2006(a)
Shares issued               111,596       472,348      512,321     141,128       366,342       643,063       427,498      260,167
Shares reinvested            44,708        18,926       24,438       1,856        27,055        10,013        10,926        2,048
Shares redeemed            (520,317)     (447,737)    (113,716)     (6,245)     (270,264)     (173,225)     (137,823)      (4,501)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in shares outstanding   (364,013)       43,537      423,043     136,739       123,133       479,851       300,601      257,714
Shares outstanding,
   beginning of period    1,357,177     1,313,640      136,739          --     1,235,499       755,648       257,714           --
-----------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period            993,164     1,357,177      559,782     136,739     1,358,632     1,235,499       558,315      257,714

                                        Touchstone Enhanced                                     Touchstone Moderate
                                               ETF Fund                                               ETF Fund
                                   Class I                   Class SC                    Class I                    Class SC
                         -------------------------- ------------------------- --------------------------- -------------------------
                            For the       For the      For the      For the      For the       For the       For the       For the
                             Year          Year         Year         Period       Year          Year          Year          Period
                             Ended         Ended        Ended        Ended        Ended         Ended         Ended         Ended
                         December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
                              2007          2006         2007      2006(a)         2007          2006          2007       2006(a)

Shares issued               132,876     1,581,056      232,628     106,664      326,819       868,954     1,441,658       147,559
Shares reinvested            80,909        23,164        8,132         636       44,844        22,189        28,255         1,368
Shares redeemed            (808,083)     (404,908)     (46,527)     (4,742)    (362,130)     (320,605)      (83,577)       (4,288)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in shares outstanding   (594,298)    1,199,312      194,233     102,558        9,533       570,538     1,386,336       144,639
Shares outstanding,
   beginning of period    3,442,369     2,243,057      102,558          --    2,292,541     1,722,003       144,639            --
-----------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period          2,848,071     3,442,369      296,791     102,558    2,302,074     2,292,541     1,530,975       144,639

(a) Represents the period from commencement of operations (July 31, 2006) through December 31, 2006.

   90
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

5. EXPENSE REDUCTIONS

The Advisor has contractually agreed to waive its fees or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses.

Some Funds may participate in the Custody Fee Offset Program offered by the Custodian when they execute security trades where the Custodian is the broker. If a Fund chooses to participate in the Custody Fee Offset Program, a rebate amount will be applied to and credited against the fees payable by the Fund to the Custodian. For financial reporting purposes for the year ended December 31, 2007, Custodian fees reduced by the Custodian were $887, $3,153 and $956 for the Touchstone Balanced Fund, the Touchstone Eagle Capital Appreciation Fund and the Touchstone Value Plus Fund, respectively. This reduction had no effect on net investment income of each of these Funds.

Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed is the amount of Advisory fees waived and other expenses reimbursed by the Advisor, Administration fees waived by the Administrator and fees reduced by the Custodian for each Fund for the year ended December 31, 2007:

                                                Touchstone                       Touchstone       Touchstone
                              Touchstone          Baron         Touchstone      Eagle Capital      Growth &        Touchstone
                               Balanced         Small Cap        Core Bond      Appreciation        Income         High Yield
                                 Fund              Fund             Fund              Fund           Fund             Fund
Expense cap                           0.90%            1.65%            0.75%            1.05%            0.85%            0.80%
Advisory fees waived         $      55,962    $          --    $       1,950    $          --    $      52,921    $          --
Administration fees waived   $      59,049    $          --    $      76,152    $      25,685    $      54,753    $      46,150
Fees reduced by Custodian    $         887    $          --    $          --    $       3,153    $          --    $          --
-------------------------------------------------------------------------------------------------------------------------------

                                Touchstone      Touchstone       Touchstone        Touchstone       Touchstone
                                Large Cap         Mid Cap       Money Market      Money Market     Third Avenue     Touchstone
                               Core Equity        Growth            Fund -            Fund -           Value        Value Plus
                                   Fund            Fund            Class I           Class SC          Fund            Fund
Expense cap                           0.75%            1.15%            0.28%            0.54%            1.05%            1.15%
Advisory fees waived         $      39,264    $          --    $          --    $          --    $          --    $          --
Administration fees waived   $      52,283    $       9,864    $      80,172    $      90,253    $      23,440    $      28,045
Fees reduced by Custodian    $          --    $          --    $          --    $          --    $          --    $         956
-------------------------------------------------------------------------------------------------------------------------------

                                                                 Touchstone       Touchstone       Touchstone       Touchstone
                                                                 Aggressive       Aggressive      Conservative     Conservative
                                                                 ETF Fund -       ETF Fund -       ETF Fund -       ETF Fund -
                                                                  Class I          Class SC          Class I         Class SC
Expense cap                                                             0.50%            0.75%            0.50%            0.75%
Advisory fees waived and/or
    expenses reimbursed                                        $      33,510    $      11,121    $      33,687    $      10,410
Administration fees waived                                     $      33,060    $      10,052    $      31,497    $       9,758
-------------------------------------------------------------------------------------------------------------------------------

                                                                Touchstone        Touchstone       Touchstone        Touchstone
                                                                 Enhanced          Enhanced         Moderate          Moderate
                                                                ETF Fund -        ETF Fund -       ETF Fund -        ETF Fund -
                                                                  Class I          Class SC          Class I          Class SC
Expense cap                                                             0.50%            0.75%            0.50%            0.75%
Advisory fees waived and/or
    expenses reimbursed                                        $      20,511    $       1,599    $      21,614    $       7,221
Administration fees waived                                     $      90,071    $       5,908    $      58,266    $      20,312
-------------------------------------------------------------------------------------------------------------------------------

                                                                            91
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

Effective January 1, 2008, the Trust entered into an Expense Limitation Agreement for the following:

                                                   Current              New
                                                Expense Ratio      Expense Ratio
Touchstone Balanced Fund                             0.90%              1.15%
Touchstone Baron Small Cap Fund                      1.65%              1.55%
Touchstone Core Bond Fund                            0.75%              1.00%
Touchstone Eagle Capital Appreciation Fund           1.05%              1.13%
Touchstone Growth & Income Fund                      0.85%              1.10%
Touchstone High Yield Fund                           0.80%              1.05%
Touchstone Large Cap Core Equity Fund                0.75%              1.00%
Touchstone Mid Cap Growth Fund                       1.15%              1.17%
Touchstone Money Market Fund - Class I               0.28%              0.75%
Touchstone Money Market Fund - Class SC              0.54%              0.75%
Touchstone Third Avenue Value Fund                   1.05%              1.09%
Touchstone Value Plus Fund                           1.15%              1.40%
Touchstone Aggressive ETF Fund - Class I             0.50%              0.75%
Touchstone Aggressive ETF Fund - Class SC            0.75%              0.75%
Touchstone Conservative ETF Fund - Class I           0.50%              0.75%
Touchstone Conservative ETF Fund - Class SC          0.75%              0.75%
Touchstone Enhanced ETF Fund - Class I               0.50%              0.75%
Touchstone Enhanced ETF Fund - Class SC              0.75%              0.75%
Touchstone Moderate ETF Fund - Class I               0.50%              0.75%
Touchstone Moderate ETF Fund - Class SC              0.75%              0.75%

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the year ended December 31, 2007 were as follows:

                                                   Touchstone                        Touchstone           Touchstone
                                  Touchstone          Baron          Touchstone     Eagle Capital          Growth &
                                   Balanced         Small Cap         Core Bond      Appreciation           Income
                                     Fund              Fund              Fund            Fund                Fund
Cost of Purchases                $21,838,750        $5,192,413       $16,080,749       $25,499,936       $25,016,836
Proceeds from Sales              $28,330,230        $9,515,570       $ 8,851,737       $21,642,117       $27,802,725
--------------------------------------------------------------------------------------------------------------------

                                                    Touchstone        Touchstone        Touchstone
                                  Touchstone         Large Cap          Mid Cap        Third Avenue       Touchstone
                                  High Yield       Core Equity          Growth             Value          Value Plus
                                     Fund              Fund              Fund              Fund              Fund
Cost of Purchases                $20,226,112       $31,711,384       $38,283,219       $19,949,052       $14,658,372
Proceeds from Sales              $27,708,442       $33,376,468       $33,669,233       $21,756,619       $20,215,316
--------------------------------------------------------------------------------------------------------------------

                                  Touchstone        Touchstone        Touchstone        Touchstone
                                  Aggressive       Conservative        Enhanced          Moderate
                                   ETF Fund          ETF Fund          ETF Fund          ETF Fund
Cost of Purchases                 $8,200,811        $9,727,855       $41,513,910       $22,020,466
Proceeds from Sales               $8,244,713        $4,661,928       $48,025,522       $ 4,531,181
--------------------------------------------------------------------------------------------------------------------

   92
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

7. FEDERAL TAX INFORMATION

The tax character of distributions paid for the periods ended December 31, 2007 and 2006 was as follows:

                                                                                                            Touchstone
                                    Touchstone              Touchstone              Touchstone             Eagle Capital
                                     Balanced             Baron Small Cap           Core Bond              Appreciation
                                       Fund                    Fund                    Fund                    Fund
                                 2007        2006        2007        2006        2007        2006        2007        2006
From ordinary income          $1,465,391  $  530,005  $       --  $       --  $1,720,286  $1,596,915  $  229,216  $  239,438
From long-term capital gains   1,148,073   2,725,233   3,431,149     847,283          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
                              $2,613,464  $3,255,238  $3,431,149  $  847,283  $1,720,286  $1,596,915  $  229,216  $  239,438
----------------------------------------------------------------------------------------------------------------------------

                                    Touchstone                                      Touchstone
                                     Growth &               Touchstone               Large Cap              Touchstone
                                      Income                High Yield              Core Equity               Mid Cap
                                       Fund                    Fund                    Fund                    Fund
                                 2007        2006        2007        2006        2007        2006        2007        2006
From ordinary income          $1,031,883  $  648,768  $2,416,208  $2,695,173  $  784,454  $  583,832  $1,535,260  $       --
From long-term capital gains   1,504,863   2,556,439          --          --          --          --   6,037,020   1,918,613
----------------------------------------------------------------------------------------------------------------------------
                              $2,536,746  $3,205,207  $2,416,208  $2,695,173  $  784,454  $  583,832  $7,572,280  $1,918,613
----------------------------------------------------------------------------------------------------------------------------

                                      Touchstone             Touchstone              Touchstone
                                        Money                Third Avenue               Value
                                        Market                  Value                   Plus
                                        Fund                    Fund                    Fund
                                  2007        2006        2007        2006        2007        2006
From ordinary income          $4,544,522  $4,012,075  $  948,228  $1,266,296  $  199,747  $  150,839
From long-term capital gains          --          --   7,744,052   6,542,425          --          --
----------------------------------------------------------------------------------------------------------------------------
                              $4,544,522  $4,012,075  $8,692,280  $7,808,721  $  199,747  $  150,839
----------------------------------------------------------------------------------------------------------------------------

                                     Touchstone              Touchstone              Touchstone             Touchstone
                                     Aggressive             Conservative              Enhanced               Moderate
                                        ETF                     ETF                     ETF                     ETF
                                        Fund                    Fund                    Fund                    Fund
                                  2007        2006        2007        2006        2007        2006        2007        2006
From ordinary income          $  384,842  $  263,300  $  402,455  $  136,921  $  894,954  $  326,768  $  689,766  $  286,645
From long-term capital gains     508,400          --      51,272       1,895     359,898          --     236,533       1,206
----------------------------------------------------------------------------------------------------------------------------
                              $  893,242  $  263,300  $  453,727  $  138,816  $1,254,852  $  326,768  $  926,299  $  287,851
----------------------------------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2007:

                                                                         Touchstone       Touchstone        Touchstone
                                    Touchstone        Touchstone            Core         Eagle Capital       Growth &
                                     Balanced       Baron Small Cap         Bond          Appreciation        Income
                                        Fund             Fund               Fund              Fund             Fund
Cost of portfolio investments     $  26,667,158     $  23,434,041     $  39,399,023     $  34,724,113     $  23,994,030
-----------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation         1,111,503         9,723,373           531,741         3,640,566         3,282,783
Gross unrealized depreciation           (44,844)       (1,181,619)         (512,644)       (2,163,503)       (1,413,307)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation           1,066,659         8,541,754            19,097         1,477,063         1,869,476
Capital loss carryforward                    --                --          (966,445)       (2,914,083)               --
Post-October losses                     (11,074)               --                --          (524,546)          (40,161)
Undistributed ordinary income         1,666,441                --         1,783,848           463,116           688,002
Undistributed long-term gains         1,604,050         3,402,506                --                --           954,108
-----------------------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)    $   4,326,076     $  11,944,260     $     836,500     $  (1,498,450)    $   3,471,425
-----------------------------------------------------------------------------------------------------------------------

                                                                           93
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

                                             Touchstone                         Touchstone         Touchstone
                           Touchstone        Large Cap         Touchstone         Money           Third Avenue       Touchstone
                           High Yield       Core Equity         Mid Cap           Market             Value           Value Plus
                              Fund              Fund             Fund              Fund              Fund               Fund
Cost of portfolio
   investments           $  28,986,487     $  25,341,172     $  48,717,644     $  99,885,552     $ 112,141,633     $  13,847,048
--------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
   appreciation                203,344         1,725,286         7,033,478                --        25,878,464         1,477,092
Gross unrealized
   depreciation             (1,544,143)         (800,677)       (3,142,548)               --                (1)         (875,268)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized
   appreciation
   (depreciation)           (1,340,799)          924,609         3,890,930                --        25,878,463           601,824
Capital loss
   carryforward             (1,631,102)               --                --          (349,361)       (2,456,160)       (1,778,769)
Post-October losses           (188,578)               --                --                --                --           (11,735)
Undistributed
   ordinary income           2,349,654         1,038,605         1,217,508                --         1,626,068           187,904
Undistributed
   long-term gains                  --         2,810,369         4,484,909                --        10,496,578                --
--------------------------------------------------------------------------------------------------------------------------------
Accumulated
   earnings (deficit)    $    (810,825)    $   4,773,583     $   9,593,347     $    (349,361)    $  35,544,949     $  (1,000,776)
--------------------------------------------------------------------------------------------------------------------------------

                                   Touchstone        Touchstone        Touchstone        Touchstone
                                   Aggressive       Conservative        Enhanced          Moderate
                                      ETF               ETF               ETF               ETF
                                      Fund              Fund              Fund              Fund
Cost of portfolio investments     $ 18,493,551      $ 22,120,805      $ 43,721,130      $ 46,050,101
----------------------------------------------------------------------------------------------------
Gross unrealized appreciation        1,176,719           714,314         1,865,264         2,364,819
Gross unrealized depreciation         (201,765)         (126,403)       (2,246,068)         (528,876)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation)                       974,954           587,911          (380,804)        1,835,943
Undistributed ordinary income          406,290           669,584         1,962,701         1,051,876
Undistributed long-term gains        1,363,965           521,514         5,626,243           779,232
----------------------------------------------------------------------------------------------------
Accumulated earnings              $  2,745,209      $  1,779,009      $  7,208,140      $  3,667,051
----------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

During the year ended December 31, 2007, the following Funds utilized capital loss carryforwards as follows:

                                                    Amount
Core Bond Fund                                   $    25,817
Eagle Capital Appreciation Fund                    2,715,095
High Yield Fund                                       64,043
Money Market Fund                                         67
Third Avenue Value Fund                              377,436
Value Plus Fund                                    1,903,009

During the year ended December 31, 2007, the Money Market Fund had $58,364 of capital loss carryforwards expire unutilized.

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--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The capital loss carryforwards as of December 31, 2007 in the table above expire as follows:

                                                   Amount      Expiration Date

Core Bond Fund                                  $   203,221   December 31, 2008
                                                         22   December 31, 2011
                                                     59,279   December 31, 2012
                                                     74,295   December 31, 2013
                                                    629,628   December 31, 2014
                                                -----------
                                                $   966,445
                                                -----------

Eagle Capital Appreciation Fund*                $ 2,914,083   December 31, 2010
                                                -----------

High Yield Fund                                 $   254,454   December 31, 2010
                                                  1,376,648   December 31, 2011
                                                -----------
                                                $ 1,631,102
                                                -----------

Money Market Fund*                              $   104,616   December 31, 2008
                                                    244,587   December 31, 2009
                                                         28   December 31, 2010
                                                        130   December 31, 2012
                                                -----------
                                                $   349,361
                                                -----------

Third Avenue Value Fund*                        $ 2,206,185   December 31, 2010
                                                    216,360   December 31, 2011
                                                     22,282   December 31, 2013
                                                     11,333   December 31, 2014
                                                -----------
                                                $ 2,456,160
                                                -----------

Value Plus Fund                                 $ 1,778,769   December 31, 2011
                                                -----------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of the capital losses may be limited under tax regulations. As a result of a merger in 2003, the Fund acquired capital loss carry-overs, which may be limited as to their use under tax regulations.

From November 1, 2007 to December 31, 2007, the following Funds incurred the following net losses ("Post-October losses"). The Funds intend to elect to defer these losses and treat them as arising on January 1, 2008:

                                                    Amount
Balanced Fund                                     $   11,074
Eagle Capital Appreciation Fund                      524,546
Growth & Income Fund                                  40,161
High Yield Fund                                      188,578
Value Plus Fund                                       11,735

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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses. These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                             Undistributed
                             Net Investment      Realized            Paid-In
                                 Income          Gain/Loss           Capital
Balanced Fund                 $      7,201      $     (7,201)     $         --
Baron Small Cap Fund               204,178                --          (204,178)
Core Bond Fund                       5,509            (5,509)               --
Mid Cap Fund                       121,345          (121,345)               --
Money Market Fund                       --            58,364           (58,364)
Third Avenue Fund                   (8,409)            8,409                --

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. FUND MERGERS

During a meeting held November 15, 2007 of the Board of Trustees of the Trust, the Trustees approved an Agreement and Plan of Reorganization between the Touchstone Variable Series Trust Eagle Capital Appreciation Fund, Growth & Income Fund, Value Plus Fund, and Large Cap Core Equity Fund whereby the Eagle Capital Appreciation Fund, Growth & Income Fund, and Value Plus Fund would transfer to the Large Cap Core Equity Fund all of its assets, subject to all of its liabilities, in exchange for shares of the Large Cap Core Equity Fund contingent upon shareholder approval.

In addition, the Trustees approved an Agreement and Plan of Reorganization between the Touchstone Variable Series Trust Balanced Fund and Moderate ETF Fund whereby the Balanced Fund would transfer to the Moderate ETF Fund all of its assets, subject to all of its liabilities, in exchange for shares of the Moderate ETF Fund contingent upon shareholder approval.

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--------------------------------

REPORT OF INDEPENDENT REGISTERED
--------------------------------------------------------------------------------
   PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Touchstone Variable Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Variable Series Trust, comprised of the Balanced Fund, Baron Small Cap Fund, Core Bond Fund, Eagle Capital Appreciation Fund, Mid Cap Growth Fund, Growth & Income Fund, High Yield Fund, Large Cap Core Equity Fund (formerly, Enhanced Dividend 30 Fund), Money Market Fund, Third Avenue Value Fund, Value Plus Fund, Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund, and Moderate ETF Fund (the "Funds"), as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Variable Series Trust at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Cincinnati, Ohio
February 26, 2008

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                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------
                                                               December 31, 2007

DIVIDEND RECEIVED DEDUCTION

For corporate shareholders, the following ordinary distributions paid during the current fiscal year ended December 31, 2007 qualify for the corporate dividends received deduction:

Balanced Fund                                           62%
Eagle Capital Appreciation Fund                         87%
Growth & Income Fund                                   100%
Third Avenue Value Fund                                 72%
Conservative ETF Fund                                   83%

PROXY VOTING GUIDELINES

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2007" to estimate the expenses you paid on your account during this period.

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--------------------------------

--------------------------------------------------------------------------------
Other Items continued

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                                     Expenses
                                             Net Expense Ratio         Beginning             Ending              Paid During the
                                                Annualized           Account Value        Account Value          Six Months Ended
                                             December 31, 2007       July 1, 2007       December 31, 2007       December 31, 2007*
TOUCHSTONE BALANCED FUND
   Actual                                           0.90%              $1,000.00             $1,011.80                 $4.57
   Hypothetical                                     0.90%              $1,000.00             $1,020.67                 $4.59

TOUCHSTONE BARON SMALL CAP FUND
   Actual                                           1.51%              $1,000.00             $  974.70                 $7.50
   Hypothetical                                     1.51%              $1,000.00             $1,017.61                 $7.67

TOUCHSTONE CORE BOND FUND
   Actual                                           0.75%              $1,000.00             $1,048.40                 $3.87
   Hypothetical                                     0.75%              $1,000.00             $1,021.42                 $3.82

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
   Actual                                           1.05%              $1,000.00             $  953.70                 $5.17
   Hypothetical                                     1.05%              $1,000.00             $1,019.91                 $5.35

TOUCHSTONE GROWTH & INCOME FUND
   Actual                                           0.85%              $1,000.00             $  972.20                 $4.23
   Hypothetical                                     0.85%              $1,000.00             $1,020.92                 $4.33

TOUCHSTONE HIGH YIELD FUND
   Actual                                           0.80%              $1,000.00             $  997.90                 $4.03
   Hypothetical                                     0.80%              $1,000.00             $1,021.17                 $4.08

TOUCHSTONE LARGE CAP CORE EQUITY FUND
   Actual                                           0.75%              $1,000.00             $  973.50                 $3.73
   Hypothetical                                     0.75%              $1,000.00             $1,021.42                 $3.82

TOUCHSTONE MID CAP GROWTH FUND
   Actual                                           1.15%              $1,000.00             $1,008.50                 $5.81
   Hypothetical                                     1.15%              $1,000.00             $1,019.42                 $5.84

TOUCHSTONE MONEY MARKET FUND
   Class I   Actual                                 0.28%              $1,000.00             $1,025.40                 $1.43
   Class I   Hypothetical                           0.28%              $1,000.00             $1,023.79                 $1.43

   Class SC  Actual                                 0.54%              $1,000.00             $1,024.10                 $2.76
   Class SC  Hypothetical                           0.54%              $1,000.00             $1,022.48                 $2.75

TOUCHSTONE THIRD AVENUE VALUE FUND
   Actual                                           1.05%              $1,000.00             $  916.00                 $5.07
   Hypothetical                                     1.05%              $1,000.00             $1,019.91                 $5.35

TOUCHSTONE VALUE PLUS FUND
   Actual                                           1.15%              $1,000.00             $  922.10                 $5.57
   Hypothetical                                     1.15%              $1,000.00             $1,019.41                 $5.86

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                                                                           -----
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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND
   Class I  Actual                                  0.50%              $1,000.00             $  989.40                 $2.51
   Class I  Hypothetical                            0.50%              $1,000.00             $1,022.68                 $2.55

   Class SC  Actual                                 0.75%              $1,000.00             $  987.70                 $3.76
   Class SC  Hypothetical                           0.75%              $1,000.00             $1,021.42                 $3.82

TOUCHSTONE CONSERVATIVE ETF FUND
   Class I   Actual                                 0.50%              $1,000.00             $1,022.00                 $2.55
   Class I   Hypothetical                           0.50%              $1,000.00             $1,022.68                 $2.55

   Class SC  Actual                                 0.75%              $1,000.00             $1,020.90                 $3.82
   Class SC  Hypothetical                           0.75%              $1,000.00             $1,021.42                 $3.82

TOUCHSTONE ENHANCED ETF FUND
   Class I   Actual                                 0.50%              $1,000.00             $  969.00                 $2.48
   Class I   Hypothetical                           0.50%              $1,000.00             $1,022.68                 $2.55

   Class SC  Actual                                 0.75%              $1,000.00             $  967.60                 $3.72
   Class SC  Hypothetical                           0.75%              $1,000.00             $1,021.42                 $3.82

TOUCHSTONE MODERATE ETF FUND
   Class I   Actual                                 0.50%              $1,000.00             $1,003.90                 $2.53
   Class I   Hypothetical                           0.50%              $1,000.00             $1,022.68                 $2.55

   Class SC  Actual                                 0.75%              $1,000.00             $1,002.90                 $3.79
   Class SC  Hypothetical                           0.75%              $1,000.00             $1,021.42                 $3.82

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

ADVISORY AGREEMENT APPROVAL DISCLOSURE

At a meeting held on November 15, 2007, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Variable Series Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and of the Sub-Advisory Agreements with respect to each Fund between the Advisor and the respective Sub-Advisor(s).

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and of the respective Sub-Advisory Agreement(s) was in the best interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor and its affiliates revenues and costs of providing services to the Funds; and
(4) information about the Advisor's and Sub-Advisors' personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement(s) with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement(s) with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

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--------------------------------

--------------------------------------------------------------------------------
Other Items continued

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of each Sub-Advisor, including those that were affiliates of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisors to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waives advisory fees and/or reimbursed expenses for certain Funds and also pays the Sub Advisors' sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provided to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates' level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered the Funds' respective performance results during the six-months, twelve-months and twenty-four months ended September 30, 2007, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

                                                                           101
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived advisory fees and/or reimbursed expenses for certain Funds in order to reduce those Funds' respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement(s) with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Balanced Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-months and twelve-months ended September 30, 2007 was in the 2nd quartile of its peer group and in the 1st quartile for the twenty-four months ended September 30, 2007. The Board noted that management is proposing the Fund be merged into the Touchstone Moderate ETF Fund. Based upon their review, the Trustees concluded that the Fund's overall performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Baron Small Cap Fund. The Fund's advisory fee and total expense ratio were above the median of its peer group. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-months and twelve-months ended September 30, 2007 was in the 3rd quartile of its peer group and in the 2nd quartile for the twenty-four months ended September 30, 2007. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Core Bond Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-months ended September 30, 2007 was in the 2nd quartile of its peer group and in the 1st quartile for the twelve-months and twenty-four months ended September 30, 2007. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Eagle Capital Appreciation Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months and twelve-months ended September 30, 2007 was in the 4th quartile of its peer group and in the 2nd quartile for the twenty-four months ended September 30, 2007. The Board noted that management is proposing the Fund be merged into the Touchstone Large Cap Core Equity Fund. Based upon their review, the Trustees concluded that appropriate action was being taken to address the Fund's performance and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

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--------------------------------

--------------------------------------------------------------------------------
Other Items continued

Touchstone Growth & Income Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months ended September 30, 2007 was in the 2nd quartile of its peer group, in the 3rd quartile for the twelve-months ended September 30, 2007 and in the 4th quartile for the twenty-four months ended September 30, 2007. The Board noted that the portfolio manager had changed in the previous year. The Board also took into account the recent improvement under the Fund's performance. The Board noted that management is proposing that the Fund be merged into the Touchstone Large Cap Core Equity Fund. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months and twenty-four months ended September 30, 2007 was in the 3rd quartile of its peer group and in the 2nd quartile for the twelve-months ended September 30, 2007. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory in view of the Fund's investment strategy and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Touchstone Large Cap Core Equity Fund (formerly Touchstone Enhanced Dividend 30
Fund). The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months, and twenty-four months ended September 30, 2007 was in the 1st quartile of its peer group. The Board noted that the Fund's investment strategy was changed on October 26, 2007. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Mid Cap Growth Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months, and twenty-four months ended September 30, 2007 was in the 1st quartile of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

                                                                           103
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

Touchstone Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2007 was in the 1st quartile of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Third Avenue Value Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months and twelve-months ended September 30, 2007 was in the 3rd quartile of its peer group and in the 2nd quartile for the twenty-four months ended September 30, 2007. The Board noted management's discussion regarding the Fund's recent performance. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Value Plus Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2007 was in the 4th quartile of its peer group. The Board noted management's discussion regarding the Fund's performance and actions taken by management to address such performance. The Board also noted that management is proposing that the Fund be merged into the Large Cap Core Equity Fund. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Aggressive ETF Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months ended September 30, 2007 was in the 4th quartile of its peer group and in the 3rd quartile for the twelve-months and twenty-four months ended September 30, 2007. The Board noted management's discussion regarding the Fund's performance and management's continued monitoring of the Fund. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Conservative ETF Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below and above the median, respectively, of its peer group. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board noted that the Advisor was currently waiving almost its entire advisory fee. The Fund's performance for the six-months and twelve-months ended September 30, 2007 was in the 2nd quartile of its peer group and in the 3rd quartile for the twenty-four months ended September 20, 2007. The Board noted the Fund's improved performance. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

  104
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

Touchstone Enhanced ETF Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently reimbursing a portion of its advisory fee. The Fund's performance for the six-months ended September 30, 2007 was in the 2nd quartile of its peer group, in the 1st quartile for the twelve-months ended September 30, 2007, and in the 3rd quartile fore the twenty-four months ended September 30, 2007. The Board noted the Fund's improved performance. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Moderate ETF Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2007 was in the 2nd quartile of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board took into account management's discussion of the Funds' advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for most of the Funds contains breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund's assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of such was not appropriate at this time given each Fund's current size. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee(s) paid by the Advisor to the Fund's Sub-Advisor(s).

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, was being addressed; and (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

                                                                             105
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its Sub-Advisory Agreement, among them:
(1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisors to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor's brokerage practices. The Board also considered each Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance reviews of the Sub-Advisors and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arms-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the respective Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedules for most of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the respective Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the respective Sub-Advisor(s). The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arms-length. The Board compared the sub-advisory fee(s) for each Fund with various comparative data, if available, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory expense was reasonable and appropriate under the facts and circumstances.

  106
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

Touchstone Balanced Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Baron Small Cap Fund. The Fund's sub-advisory fee was above the median of its peer group Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Core Bond Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Eagle Capital Appreciation Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Growth & Income Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Core Equity Fund (formerly Touchstone Enhanced Dividend 30
Fund). The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Growth Fund. The Fund's sub-advisory fees were above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Third Avenue Value Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

                                                                           107
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

Touchstone Value Plus Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Aggressive ETF Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Conservative ETF Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Enhanced ETF Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Moderate ETF Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-months, twelve-months and twenty-four months ended September 30, 2007, as applicable, as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor's focus on each Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement(s) with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with that Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund was satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, was being addressed; (d) each Fund's advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement(s) with respect to each Fund was in the best interests of the respective Fund and its shareholders.

  108
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

MANAGEMENT OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.669.2796.

INTERESTED TRUSTEES:(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of Funds
Name                Position(s)  Term of Office(2)                                             Overseen in           Other
Address              Held with     And Length of            Principal Occupation(s)          the Touchstone      Directorships
Age                    Trust        Time Served               During Past 5 Years            Fund Complex(3)         Held(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder    Trustee and  Until retirement  Senior Vice President of The Western and        53        Director of LaRosa's
Touchstone           President   at age 75 or      Southern Life Insurance Company;                          (a restaurant
Advisors, Inc                    until she         President and a director of IFS                           chain).
303 Broadway                     resigns or is     Financial Services, Inc.(a holding
Cincinnati, OH                   removed           company); Director of Capital Analysts
Year of Birth: 1955                                Incorporated (an investment advisor and
                                 Trustee since     broker-dealer), Integrated Investment
                                 1999              Services, Inc. until April 2007 (the
                                                   Trust's former administrator, accounting
                                                   and transfer agent), IFS Fund
                                                   Distributors, Inc.(a
                                                   broker-dealer), Touchstone Advisors,
                                                   Inc. (the Trust's investment advisor) and
                                                   Touchstone Securities, Inc.(the Trust's
                                                   distributor); President and a director
                                                   of IFS Agency Services, Inc. (an
                                                   insurance agency), W&S Financial Group
                                                   Distributors, Inc. (an annuity
                                                   distributor) and IFS Systems, Inc.;
                                                   Senior Vice President and a director of
                                                   W&S Brokerage Services, Inc. (a
                                                   broker-dealer); Director, President and
                                                   Chief Executive Officer of Integrity
                                                   Life Insurance Company and National
                                                   Integrity Life Insurance Company;
                                                   President of Touchstone Tax-Free Trust,
                                                   Touchstone Investment Trust, Touchstone
                                                   Variable Series Trust, Touchstone
                                                   Strategic Trust, Touchstone Funds Group
                                                   Trust and Touchstone Institutional Funds
                                                   Trust; President of Touchstone Advisors,
                                                   Inc., and Touchstone Securities, Inc.
                                                   until 2004.
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett       Trustee    Until retirement  Chairman of the Board, President and            53        Director of The
The Western and                  at age 75 or      Chief Executive Officer of The Western                    Andersons (an
Southern Life                    until he resigns  and Southern Life Insurance Company,                      agribusiness and
Insurance Company                or is removed     Western-Southern Life Assurance Company                   retailing
400 Broadway                                       and Western & Southern Financial Group,                   company); Convergys
Cincinnati, OH                   Trustee since     Inc.; Director and Chairman of Columbus                   Corporation (a
Year of Birth: 1949              2000              Life Insurance Company; Fort Washington                   provider of business
                                                   Investment Advisors, Inc., Integrity                      support systems and
                                                   Life Insurance Company and National                       customer care
                                                   Integrity Life Insurance Company;                         operations) and
                                                   Director of Eagle Realty Group, Inc.,                     Fifth Third Bancorp.
                                                   Eagle Realty Investments, Inc. and
                                                   Integrated Investment Services, Inc.
                                                   (until April 2007); Director, Chairman
                                                   and CEO of West Ad, Inc.; President and
                                                   Trustee of Western & Southern Financial
                                                   Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
John R. Lindholm      Trustee    Until retirement  President, CEO and Director of Integrity        15        None
Integrity Life                   at age 75 or      Life Insurance Company and National
Insurance Company                until he resigns  Integrity Life Insurance Company. He was
400 Broadway                     or is removed     the President of the Retail Business
Cincinnati, OH                                     Division of Arm Financial Group from
Year of Birth: 1949              Trustee since     1996 until 2000.
                                 2003
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox        Trustee    Until retirement  President and Chief Executive Officer of        53        Director of the
303 Broadway                     at age 75 or      Cox Financial Corp. (a financial                          Federal Reserve Bank
Cincinnati, OH                   until he resigns  services company).                                        of Cleveland and
Year of Birth: 1947              or is removed                                                               Duke Energy (a
                                 Trustee since                                                               utility
                                 1994                                                                        company); Chairman of
                                                                                                             The Cincinnati Bell
                                                                                                             Telephone Company
                                                                                                             LLC; Director of The
                                                                                                             Timken Company (a
                                                                                                             manufacturer of
                                                                                                             bearings, alloy
                                                                                                             steels and related
                                                                                                             products and
                                                                                                             services); Director
                                                                                                             of Diebold,
                                                                                                             Incorporated (a
                                                                                                             provider of
                                                                                                             integrated
                                                                                                             self-service
                                                                                                             delivery and
                                                                                                             security systems).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner      Trustee    Until retirement  Principal of HJL Enterprises (a                 53        None
303 Broadway                     at age 75 or      privately held investment company).
Cincinnati, OH                   until he resigns
Year of Birth: 1938              or is removed

                                 Trustee since
                                 1999
------------------------------------------------------------------------------------------------------------------------------------

                                                                           109
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

INDEPENDENT TRUSTEES (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
                                          Term of                                               Overseen in
Name                     Position(s)     Office(2)                                                  the               Other
Address                  Held with     And Length of          Principal Occupation(s)           Touchstone        Directorships
Age                        Trust        Time Served             During Past 5 Years            Fund Complex(3)       Held(4)
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann        Trustee      Until             Executive for Duro Bag                     53         Trustee of Jewish
303 Broadway                           retirement at     Manufacturing Co. (a bag                              Hospital, Greater
Cincinnati, OH                         age 75 or         manufacturer); President of Shor                      Cincinnati Arts &
Year of Birth: 1938                    until he          Foundation for Epilepsy Research                      Education Center
                                       resigns or is     (a charitable foundation);                            and Cincinnati
                                       removed           Trustee of Riverfront Funds                           Arts Association
                                       Trustee since     (mutual funds) from 1999 - 2004.
                                       2005
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg       Trustee      Until             Retired Partner of KPMG LLP (a             53         Trustee of
303 Broadway                           retirement at     certified public accounting                           Tri-Health
Cincinnati, OH                         age 75 or         firm). Vice President of St.                          Physician
Year of Birth: 1934                    until he          Xavier High School.                                   Enterprise
                                       resigns or is                                                           Corporation.
                                       removed
                                       Trustee since
                                       1994
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti           Trustee      Until             CEO, Chairman and Director of              53         None
303 Broadway                           retirement at     Avaton, Inc. (a wireless
Cincinnati, OH                         age 75 or         entertainment company). President
Year of Birth: 1948                    until he          of Cincinnati Biomedical (a life
                                       resigns or is     science and economic development
                                       removed           company) from July 2003 until
                                       Trustee since     2005. CEO, Chairman and Director
                                       2002              of Astrum Digital Information (an
                                                         information monitoring company)
                                                         from 2000 until 2001; President
                                                         of Great American Life Insurance
                                                         Company from 1999 until 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Lindholm, as President and CEO of Lifetime Income Solutions, an affiliate of The Western and Southern Life Insurance Company, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 15 series of the Trust, 5 series of Touchstone Investment Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 18 series of Touchstone Funds Group Trust, and 3 series of Touchstone Institutional Funds Trust.

(4) Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Funds Group Trust, Touchstone Investment Trust, and Touchstone Institutional Funds Trust.

  110
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Management of the Trust (Unaudited) continued

PRINCIPAL OFFICERS(1):
------------------------------------------------------------------------------------------------------------------------------------
                               Term of                                                           Number of Funds
Name                         Position(s)      Office And                                           Overseen in          Other
Address                       Held with       Length of           Principal Occupation(s)        the Touchstone     Directorships
Age                             Trust        Time Served            During Past 5 Years          Fund Complex(2)        Held
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            President and  Until            See biography above.                       53          See biography
Touchstone                  Trustee        resignation,                                                            above.
Advisors, Inc.                             removal or
303 Broadway                               disqualification
Cincinnati, OH                             President since
Year of Birth: 1955                        2004;President
                                           from 2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch             Vice           Until            Senior Vice President-Compliance of        53          None
Touchstone Advisors, Inc.   President and  resignation,     IFS Financial Services, Inc.,
303 Broadway                Chief          removal or       Director of Compliance of W&S
Cincinnati, OH              Compliance     disqualification Brokerage Services, Inc.; Chief
Year of Birth: 1956         Officer        Vice President   Compliance Officer of Puglisi & Co.
                                           since 2003       from 2001 until 2002.
------------------------------------------------------------------------------------------------------------------------------------
James H. Grifo              Vice President Until            President of Touchstone Securities,        53          None
Touchstone Securities, Inc.                resignation,     Inc. and Touchstone Advisors, Inc.;
303 Broadway                               removal or       Managing Director, Deutsche Asset
Cincinnati, OH                             disqualification Management until 2001.
Year of Birth: 1951                        Vice President
                                           since 2004
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent             Vice President Until            Senior Vice President of Touchstone        53          None
Touchstone Advisors, Inc.                  resignation,     Advisors, Inc.; Marketing Director
303 Broadway                               removal or       of Promontory Interfinancial
Cincinnati, OH                             disqualification Network from 2002-2003;Senior Vice
Year of Birth: 1963                        Vice President   President of McDonald Investments
                                           since 2004       from 1998 - 2001.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft        Controller     Until            Senior Vice President, Chief               53          None
Touchstone Advisors, Inc.   and Treasurer  resignation,     Financial Officer and Treasurer of
303 Broadway                               removal or       Integrated Investment Services,
Cincinnati, OH                             disqualification Inc. (until April 2007), IFS Fund
Year of Birth: 1962                        Controller       Distributors, Inc. and W&S
                                           since 2000       Brokerage Services, Inc.; Chief
                                           Treasurer since  Financial Officer of IFS Financial
                                           2003             Services, Inc., Touchstone
                                                            Advisors, Inc. and Touchstone
                                                            Securities, Inc. and Assistant
                                                            Treasurer of Fort Washington
                                                            Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton               Secretary      Until            Assistant Vice President and Senior        53          None
JPMorgan                                   resignation,     Counsel of JPMorgan; Director and
303 Broadway                               removal or       Senior Counsel of Integrated
Cincinnati, OH                             disqualification Investment Services, Inc. and IFS
Year of Birth: 1970                        Secretary since  Fund Distributors, Inc. until April
                                           2006             2007.
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

(1) Each officer also holds the same office with Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Funds Group Trust, Touchstone Investment Trust, and Touchstone Institutional Funds Trust.

(2) The Touchstone Fund Complex consists of 15 series of the Trust, 5 series of Touchstone Investment Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 18 series of Touchstone Funds Group Trust, and 3 series of Touchstone Institutional Funds Trust.
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                               [LOGO] TOUCHSTONE
                                      INVESTMENTS


                                                           TSF-1006-TVST-AR-0712

ITEM 2.  CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled approximately $190,800 for the December 31, 2007 fiscal year and $188,000 for the December 31, 2006 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees. Audit-related fees totaled $116,000 for the December 31, 2007 fiscal year and $109,400 for the December 31, 2006 fiscal year for SAS 70 internal control reviews of the Trust's fund accountant and transfer agent.

(c) Tax Fees. Tax fees totaled $44,250 for the December 31, 2007 fiscal year and $40,500 for the December 31, 2006 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d) All Other Fees. There were no other fees for the December 31, 2007 or December 31, 2006 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisors) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $189,250 for the December 31, 2007 fiscal year and $293,700 for the December 31, 2006 fiscal year.

(h) Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

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ITEM 12.  EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's N-CSR for the December 31, 2004 fiscal year and is hereby incorporated by reference.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Touchstone Variable Series Trust
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By (Signature and Title)

/s/ Jill T. McGruder
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Jill T. McGruder
President

Date:  March 3, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
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Jill T. McGruder
President

Date:  March 3, 2008

/s/ Terrie A. Wiedenheft
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Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 3, 2008